UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2720

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Spartan®

Pennsylvania Municipal
Income Fund

and

Fidelity®
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders
Spartan Pennsylvania Municipal Income Fund
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	16	A summary of major shifts in the fund's investments over the past six months.
Investments	17	A complete list of the fund's investments.
Financial Statements	24	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	28	Notes to the Financial Statements
Proxy Voting Results	32

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.5	42.6
Transportation	12.4	12.0
Education	10.9	10.9
Health Care	10.4	11.6
Water & Sewer	10.2	11.1
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	13.8	13.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	6.9	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 81.4%	AAA 79.2%
AA,A 13.6%	AA,A 14.9%
BBB 3.1%	BBB 3.2%
Not Rated 1.0%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 1.4%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19	$ 1,000,000	$ 1,040,170
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,160,360
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	782,082
		3,982,612
Pennsylvania - 96.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (b)	1,500,000	1,592,175
5.75% 1/1/08 (MBIA Insured) (b)	1,000,000	1,069,510
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,139,100
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,206,640
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	459,876
Allegheny County Hosp. Dev. Auth. Rev. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,035,510
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,628,779
5.55% 4/1/12 (MBIA Insured)	2,845,000	3,045,174
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	1,589,684
5.5% 12/1/30 (MBIA Insured)	2,000,000	2,066,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (b)	1,870,000	1,911,963
Butler Area School District:
Series A:
0% 10/1/27 (FGIC Insured)	1,500,000	412,860
0% 9/15/28 (FGIC Insured)	1,000,000	257,930
0% 9/15/29 (FGIC Insured)	2,705,000	659,641
0% 11/15/19 (Pre-Refunded to 11/15/07 @ 50.177) (c)	5,650,000	2,559,337
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,541,176
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,643,450
Central York School District 5.5% 6/1/16 (FGIC Insured)	2,000,000	2,180,560
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	600,000	641,136
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B: - continued
5.25% 5/15/22 (AMBAC Insured)	$ 1,450,000	$ 1,497,647
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	4,200,000	4,320,792
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,272,300
6% 11/15/30	3,620,000	3,939,899
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.):
6% 12/15/09	1,500,000	1,534,125
6% 12/15/20	2,300,000	2,304,278
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,676,775
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,372,732
Erie School District 0% 9/1/30 (AMBAC Insured)	4,000,000	936,120
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	1,655,000	1,814,294
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (Pre-Refunded to 4/1/06 @ 102) (c)	445,000	480,894
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,248,008
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (PSEG Pwr. LLC Proj.) 5.85% 6/1/27 (b)	2,000,000	1,994,860
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,410,739
Meadville Gen. Oblig. Series B, 6% 10/1/05 (Escrowed to Maturity) (c)	1,395,000	1,433,837
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,646,553
6% 6/1/16 (AMBAC Insured)	1,000,000	1,142,730
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A:
5.5% 10/1/05 (AMBAC Insured)	2,240,000	2,336,589
5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,083,650
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,149,095
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	$ 1,000,000	$ 793,510
Owen J. Roberts School District 5.5% 8/15/19 (FSA Insured)	1,525,000	1,640,687
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,343,838
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	9,150,000	9,405,468
6.7% 9/1/14 (MBIA Insured)	3,965,000	4,076,298
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,346,398
6.375% 11/1/41 (b)	1,300,000	1,320,189
Pennsylvania Gen. Oblig.:
First Series:
5% 6/1/13 (MBIA Insured)	750,000	802,140
5% 6/1/14 (MBIA Insured)	1,280,000	1,364,224
5% 6/1/19 (MBIA Insured)	7,275,000	7,488,085
5.25% 2/1/14	125,000	135,468
5.25% 2/1/16 (MBIA Insured)	2,100,000	2,244,648
5.25% 2/1/18	1,250,000	1,319,463
Second Series:
0% 7/1/07 (AMBAC Insured)	1,770,000	1,618,931
5% 8/1/17	2,450,000	2,539,891
5% 5/1/20 (FSA Insured)	1,175,000	1,207,136
5.25% 10/15/13 (MBIA Insured)	1,000,000	1,092,730
5.5% 5/1/17 (FSA Insured)	6,000,000	6,524,100
5.75% 10/1/16 (MBIA Insured)	475,000	526,419
5.25% 2/1/11	1,000,000	1,096,330
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs.:
(RIDC Reg'l. Growth-Carnegie Mellon Univ. Proj.) 6% 11/1/05	1,000,000	1,050,990
(Trustees Univ. Proj.) 5.5% 7/15/38	4,380,000	4,453,409
(Univ. of Pennsylvania Proj.) Series A, 5.9% 9/1/15	1,200,000	1,252,044
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
6% 5/1/24	1,000,000	1,069,270
6% 5/1/29	3,470,000	3,651,793
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,713,450
(Temple Univ. Proj.) 5.375% 7/15/19 (MBIA Insured)	1,000,000	1,063,370
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(UPMC Health Sys. Proj.) Series 1999 A:
5.25% 8/1/10 (FSA Insured)	$ 1,000,000	$ 1,083,870
5.25% 8/1/11 (FSA Insured)	1,000,000	1,089,220
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	543,915
Pennsylvania Hsg. Fin. Agcy.:
Series 52B, 5.55% 10/1/12 (b)	390,000	394,832
Series 54A, 5.375% 10/1/28 (b)	660,000	670,474
Pennsylvania Indl. Dev. Auth. Rev. 7% 1/1/07 (AMBAC Insured)	1,000,000	1,102,460
Pennsylvania Pub. School Bldg. Auth. School Rev. (Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	543,020
Pennsylvania Tpk. Commission Registration Fee Rev.:
Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,034,700
5% 7/15/41 (AMBAC Insured)	4,500,000	4,368,690
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,243,000
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (b)	2,000,000	2,140,360
5.375% 6/15/11 (FGIC Insured) (b)	3,770,000	4,015,993
6% 6/15/08 (FGIC Insured) (b)	3,000,000	3,284,250
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	4,000,000	4,255,120
Third Series:
5% 8/1/05 (FSA Insured)	1,000,000	1,034,600
5% 8/1/06 (FSA Insured)	1,000,000	1,051,960
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,664,927
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,061,290
5.5% 5/15/08	1,000,000	1,082,440
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Pennsylvania Hosp. Proj.) 6.25% 7/1/06 (Escrowed to Maturity) (c)	2,600,000	2,808,286
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	762,420
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,199,560
Philadelphia School District:
Series 2000 A, 5.75% 2/1/13 (FSA Insured)	365,000	404,898
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2002 A:
5.5% 2/1/26 (FSA Insured)	$ 3,565,000	$ 3,696,620
5.5% 2/1/31 (FSA Insured)	1,000,000	1,038,840
Series A, 5.75% 2/1/16 (FSA Insured)	500,000	549,170
Series B:
5.375% 4/1/27 (AMBAC Insured)	4,000,000	4,070,920
5.625% 8/1/15 (FGIC Insured)	1,500,000	1,642,020
Series C, 5.75% 3/1/29 (MBIA Insured)	5,000,000	5,279,300
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	4,599,499
Series A, 5.375% 11/1/19 (FGIC Insured)	3,000,000	3,195,840
Pittsburgh Gen. Oblig.:
Series 2003 A:
5.5% 9/1/16 (AMBAC Insured)	5,000,000	5,387,950
5.75% 9/1/22 (Pre-Refunded to 9/1/09 @ 100) (c)	800,000	894,552
Series 2003 D, 5% 9/1/06 (FGIC Insured)	250,000	263,228
5.5% 9/1/12 (AMBAC Insured)	1,065,000	1,138,187
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	2,610,000	2,381,312
0% 8/1/08 (AMBAC Insured)	2,000,000	1,745,280
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,673,196
Quaker Valley School District 5.5% 4/1/25 (FSA Insured)	1,020,000	1,070,419
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,656,104
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	853,524
5.375% 4/1/17 (FSA Insured)	830,000	888,789
5.375% 4/1/18 (FSA Insured)	875,000	934,001
Tredyffrin-Easttown School District:
5.5% 2/15/13	1,015,000	1,101,772
5.5% 2/15/16	2,140,000	2,303,667
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,009,058
West Allegheny School District Series B:
5% 2/1/11 (FGIC Insured)	1,225,000	1,325,217
5.25% 2/1/12 (FGIC Insured)	1,850,000	2,026,490
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	$ 2,700,000	$ 2,786,211
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,357,750
0% 8/15/20 (FGIC Insured)	2,500,000	1,102,425
Series C, 0% 8/15/17 (Escrowed to Maturity) (c)	2,500,000	1,316,950
Wyomissing Area School District Series B:
5.35% 5/1/09 (FGIC Insured)	1,130,000	1,237,836
5.35% 5/1/10 (FGIC Insured)	1,190,000	1,308,060
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,262,333
York County Solid Waste & Refuse Auth. Solid Waste Sys. Rev. 5.25% 12/1/05 (FGIC Insured)	2,500,000	2,611,800
		266,926,002
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	400,000	422,176
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (c)	2,100,000	2,215,080
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	100,000	100,346
		2,737,602
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $264,754,839)	273,646,216
NET OTHER ASSETS - 0.9%	2,459,903
NET ASSETS - 100%	$ 276,106,119
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	44.5%
Transportation	12.4%
Education	10.9%
Health Care	10.4%
Water & Sewer	10.2%
Escrowed/Pre-Refunded	5.1%
Others* (individually less than 5%)	6.5%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $21,680,576 and $25,607,871, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $264,754,839) - See accompanying schedule		$ 273,646,216
Cash		228,559
Receivable for fund shares sold		1,858
Interest receivable		3,442,798
Prepaid expenses		714
Other receivables		1,575
Total assets		277,321,720

Liabilities
Payable for investments purchased	$ 560,709
Payable for fund shares redeemed	262,548
Distributions payable	259,004
Accrued management fee	86,859
Other affiliated payables	24,967
Other payables and accrued expenses	21,514
Total liabilities		1,215,601

Net Assets		$ 276,106,119
Net Assets consist of:
Paid in capital		$ 267,675,384
Undistributed net investment income		47,462
Accumulated undistributed net realized gain (loss) on investments		(508,104)
Net unrealized appreciation (depreciation) on investments		8,891,377
Net Assets, for 25,800,453 shares outstanding		$ 276,106,119
Net Asset Value, offering price and redemption price per share ($276,106,119 ÷ 25,800,453 shares)		$ 10.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 6,672,403

Expenses
Management fee	$ 544,717
Transfer agent fees	107,816
Accounting fees and expenses	38,141
Non-interested trustees' compensation	749
Custodian fees and expenses	3,411
Registration fees	20,013
Audit	19,421
Legal	3,242
Miscellaneous	4,480
Total expenses before reductions	741,990
Expense reductions	(9,470)	732,520
Net investment income (loss)		5,939,883
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		261,105
Change in net unrealized appreciation (depreciation) on investment securities		(9,737,312)
Net gain (loss)		(9,476,207)
Net increase (decrease) in net assets resulting from operations		$ (3,536,324)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,939,883	$ 12,411,615
Net realized gain (loss)	261,105	3,115,200
Change in net unrealized appreciation (depreciation)	(9,737,312)	(684,686)
Net increase (decrease) in net assets resulting from operations	(3,536,324)	14,842,129
Distributions to shareholders from net investment income	(5,906,698)	(12,386,124)
Distributions to shareholders from net realized gain	(264,865)	(2,676,206)
Total distributions	(6,171,563)	(15,062,330)
Share transactions Net proceeds from sales of shares	19,094,551	33,102,566
Reinvestment of distributions	4,527,761	11,095,137
Cost of shares redeemed	(29,827,954)	(51,986,017)
Net increase (decrease) in net assets resulting from share transactions	(6,205,642)	(7,788,314)
Redemption fees	874	1,591
Total increase (decrease) in net assets	(15,912,655)	(8,006,924)

Net Assets
Beginning of period	292,018,774	300,025,698
End of period (including undistributed net investment income of $47,462 and undistributed net investment income of $23,804, respectively)	$ 276,106,119	$ 292,018,774
Other Information Shares
Sold	1,728,847	2,987,477
Issued in reinvestment of distributions	413,685	1,001,950
Redeemed	(2,739,011)	(4,706,471)
Net increase (decrease)	(596,479)	(717,044)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 11.07	$ 10.64	$ 10.64	$ 10.06	$ 10.83
Income from Investment Operations
Net investment income (loss)	.225D	.463D	.482D	.494D,F	.494D	.482
Net realized and unrealized gain (loss)	(.352)	.091	.471	.030F	.581	(.709)
Total from investment operations	(.127)	.554	.953	.524	1.075	(.227)
Distributions from net investment income	(.223)	(.462)	(.482)	(.493)	(.495)	(.482)
Distributions from net realized gain	(.010)	(.102)	(.041)	(.031)	-	(.042)
Distributions in excess of net realized gain	-	-	-	-	-	(.020)
Total distributions	(.233)	(.564)	(.523)	(.524)	(.495)	(.544)
Redemption fees added to paid in capital	-D,G	-D,G	-D,G	-D,G	-D,G	.001
Net asset value, end of period	$ 10.70	$ 11.06	$ 11.07	$ 10.64	$ 10.64	$ 10.06
Total ReturnB,C	(1.17)%	5.11%	9.14%	4.97%	10.99%	(2.16)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.51%A	.51%	.51%	.51%	.52%	.51%
Expenses net of voluntary waivers, if any	.51%A	.51%	.51%	.51%	.52%	.51%
Expenses net of all reductions	.51%A	.50%	.49%	.45%	.44%	.51%
Net investment income (loss)	4.12%A	4.18%	4.42%	4.59%F	4.84%	4.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,106	$ 292,019	$ 300,026	$ 269,262	$ 243,369	$ 242,001
Portfolio turnover rate	15%A	18%	9%	22%	26%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/04	% of fund's investments 12/31/03	% of fund's investments 6/30/03
0 - 30	79.2	74.0	78.8
31 - 90	13.2	2.2	9.6
91 - 180	3.0	17.5	3.4
181 - 397	4.6	6.3	8.2
Weighted Average Maturity
	6/30/04	12/31/03	6/30/03
Fidelity Pennsylvania Municipal Money Market Fund	30 Days	41 Days	43 Days
Pennsylvania Tax-Free Money Market Funds Average*	32 Days	36 Days	34 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
Variable Rate Demand Notes (VRDNs) 66.9%	Variable Rate Demand Notes (VRDNs) 67.2%
Commercial Paper (including CP Mode) 13.1%	Commercial Paper (including CP Mode) 15.7%
Tender Bonds 3.9%	Tender Bonds 7.9%
Municipal Notes 1.3%	Municipal Notes 2.0%
Fidelity Municipal Cash Central Fund 0.1%	Fidelity Municipal Cash Central Fund 0.6%
Other Investments 10.9%	Other Investments 5.7%
Net Other Assets 3.8%	Net Other Assets 0.9%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.2%
	Principal Amount	Value (Note 1)
Pennsylvania - 96.1%
Allegheny County Arpt. Rev.:
Bonds (Pittsburgh Int'l. Arpt. Proj.) 5.5% 1/1/05 (MBIA Insured) (d)	$ 3,000,000	$ 3,056,606
Participating VRDN Series PA 567, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,000,000	2,000,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(South Hills Health Sys. Proj.) Series 2000 A, 1.71%, tender 6/1/05, LOC PNC Bank NA, Pittsburgh (a)	3,900,000	3,900,000
Series PT 762, 1.25%, tender 8/26/04 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)(g)	2,800,000	2,800,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 1.25%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	1,890,000	1,890,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Children's Museum of Pittsburgh Proj.) 2%, tender 10/1/04, LOC PNC Bank NA, Pittsburgh (a)	3,000,000	3,006,877
Participating VRDN Series Merlots A48, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,000,000	3,000,000
(Doren, Inc. Proj.) Series 1997 C, 1.2%, LOC Nat'l. City Bank, PA, VRDN (a)(d)	1,700,000	1,700,000
(North Versailles Shopping Ctr. Proj.) Series 1992, 1.23%, LOC Bank One NA, VRDN (a)	1,540,000	1,540,000
(R.I. Lampus Co. Proj.) Series 1997 A, 1.2%, LOC Nat'l. City Bank, PA, VRDN (a)(d)	2,560,000	2,560,000
(Sacred Heart High School Proj.) 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
(UPMC Health Sys. Proj.) Series 2002 C, 1.1%, LOC Comerica Bank, Detroit, VRDN (a)	1,740,000	1,740,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.14% (Liquidity Facility Citibank NA, New York) (a)(f)	2,700,000	2,700,000
Berks County Indl. Dev. Auth. Rev. (Grafika Commercial Printing, Inc. Proj.) Series 1995, 1.19%, LOC Wachovia Bank NA, VRDN (a)(d)	850,000	850,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 1.19%, LOC Wachovia Bank NA, VRDN (a)(d)	1,020,000	1,020,000
(Snowball Real Estate LP Proj.) 1.27%, LOC Wachovia Bank NA, VRDN (a)(d)	2,500,000	2,500,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 1.16%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 1.15%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	$ 2,525,000	$ 2,525,000
Central Bucks School District Series 2000 A, 1.13% (FGIC Insured), VRDN (a)	4,330,000	4,330,000
Chester County Inter Unit 1.18%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,500,000	2,500,000
Cumberland County Indl. Dev. Auth. Rev. (Lane Enterprises, Inc. Proj.) Series 1994, 1.19%, LOC Wachovia Bank NA, VRDN (a)(d)	400,000	400,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series A, 1.12% tender 10/5/04, LOC Bank One NA, Chicago, CP mode	2,900,000	2,900,000
Harrisburg Auth. Wtr. Rev. Series A, 1.13% (FGIC Insured), VRDN (a)	2,800,000	2,800,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev. (Hatfield Quality Meats Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	2,500,000	2,500,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev.:
(Conemaught Proj.) Series 1997 A, 1.15%, LOC Bank One NA, Chicago, VRDN (a)(d)	4,115,000	4,115,000
(Exelon Generation Co. LLC Proj.) Series A, 1.06%, LOC Bank One NA, Chicago, VRDN (a)(d)	3,475,000	3,475,000
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 1.18% (MBIA Insured), VRDN (a)	2,400,000	2,400,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 1.18% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,880,000	2,880,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 1.22%, LOC Wachovia Bank NA, VRDN (a)(d)	1,600,000	1,600,000
Lehigh County Gen. Purp. Auth. Bonds (Muhlenberg Reg'l. Med. Ctr. Proj.) Series A, 6.6% 7/15/22 (Pre-Refunded to 7/15/04 @ 100) (e)	2,000,000	2,003,953
Montgomery Co. Gen. Oblig. Bonds 5% 10/15/04	1,800,000	1,819,691
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds:
(Exelon Generation Co. LLC Proj.) Series B, 1.09% tender 7/23/04, LOC Bank One NA, Chicago, CP mode	5,000,000	5,000,000
(Peco Energy Co. Proj.) Series 1994 A, 1.08% tender 8/19/04, LOC Wachovia Bank NA, CP mode	3,000,000	3,000,000
(H.P. Cadwallader, Inc. Proj.) Series 1995, 1.24%, LOC Wachovia Bank NA, VRDN (a)(d)	280,000	280,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
(RJI LP Proj.) Series 1992, 1.15%, LOC Nat'l. City Bank, VRDN (a)(d)	$ 190,000	$ 190,000
Northampton County Higher Ed. Auth. Rev. Bonds (Lehigh Univ. Proj.) 5.25% 8/15/04 (MBIA Insured)	1,900,000	1,909,752
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 1.15% tender 7/16/04, CP mode (d)	2,500,000	2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.14%, LOC Bank One NA, Chicago, VRDN (a)(d)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 1.13%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,900,000	2,900,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Merck & Co. Proj.) Series 2000, 1.15%, VRDN (a)(d)	4,000,000	4,000,000
(Reliant Energy Seward LLC Proj.):
Series 2002 A, 1.13%, LOC WestLB AG, VRDN (a)(d)	9,600,000	9,600,000
Series 2002 B, 1.1%, LOC WestLB AG, VRDN (a)(d)	5,700,000	5,700,000
Series A:
1.08%, LOC Barclays Bank PLC, VRDN (a)(d)	6,925,000	6,925,000
1.13%, LOC WestLB AG, VRDN (a)(d)	12,000,000	12,000,001
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Dodge-Regupol, Inc. Proj.) Series D4, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	400,000	400,000
(Respironics, Inc. Proj.) Series 1989 F, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	100,000	100,000
Series 1996 A2, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	700,000	700,000
Series 1996 A7, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	425,000	425,000
Series 1999 C4, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,000,000	1,000,000
Series 2002 B6, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,000,000	1,000,000
Series B3, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,900,000	1,900,000
Series B5, 1.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,200,000	1,200,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Westrum Hanover, L.P. Proj.) 1.14%, VRDN (a)(d)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series Merlots 04 B15, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 3,100,000	$ 3,100,000
Series MS 01 465, 1.13% (Liquidity Facility Morgan Stanley) (a)(f)	6,995,000	6,995,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 C, 1.05%, LOC Sallie Mae, VRDN (a)(d)	1,400,000	1,400,000
Series 1997 A, 1.13% (AMBAC Insured), VRDN (a)(d)	2,900,000	2,900,000
Series 2001 B, 1.1% (FSA Insured), VRDN (a)(d)	800,000	800,000
Series 2002 B, 1.13% (FSA Insured), VRDN (a)(d)	2,800,000	2,800,000
Series A, 1.13% (FSA Insured), VRDN (a)(d)	5,600,000	5,600,000
Series A1, 1.13% (AMBAC Insured), VRDN (a)(d)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. Bonds (Univ. of Pennsylvania Proj.):
Series A, 6.5% 9/1/04	2,650,000	2,674,430
Series B, 6.5% 9/1/04	2,100,000	2,119,360
Pennsylvania Higher Edl. Facilities Auth. Health Svcs. Rev. Bonds Series 1996 A, 6% 1/1/05	1,000,000	1,023,481
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Mount Aloysius College Proj.) Series L3, 1.12%, LOC Allied Irish Banks PLC, VRDN (a)	2,600,000	2,600,000
(Saint Joseph's Univ. Proj.) Series 1997 A7, 1.12%, LOC Allied Irish Banks PLC, VRDN (a)	2,800,000	2,800,000
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2004 81A, 1.25% 4/1/05 (d)	510,000	510,000
Participating VRDN:
Series PA 1235, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,280,000	2,280,000
Series PA 930, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,995,000	5,995,000
Series PT 2068, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	1,820,000	1,820,000
Series PT 2190, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,440,000	5,440,000
Series PT 890, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	1,795,000	1,795,000
Series 2004 82B, 1.08% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	4,110,000	4,110,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series Merlots 03 A42, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	2,900,000	2,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.:
Bonds Series A, 6% 12/1/19 (Pre-Refunded to 12/1/04 @ 102) (e)	$ 1,200,000	$ 1,248,614
Participating VRDN Series ROC II R1005, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,470,000	2,470,000
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 1.18% (Liquidity Facility Societe Generale) (a)(d)(f)	2,600,000	2,600,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series LB 04 L17, 1.16% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)	3,385,000	3,385,000
Series PA 882, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,200,000	2,200,000
Series Putters 217, 1.13% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	2,000,000	2,000,000
Philadelphia Auth. for Indl. Dev. Revs.:
(Saint Josephs Preparatory School Proj.) 1.13%, LOC Allied Irish Banks PLC, VRDN (a)	4,500,000	4,500,000
(Settlement Music School of Philadelphia Proj.) 1.13%, LOC Allied Irish Banks PLC, VRDN (a)	1,800,000	1,800,000
Philadelphia Auth. Indl. Dev. Lease Rev. Participating VRDN Series PA 1222, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,275,000	4,275,000
Philadelphia Gas Works Rev.:
Participating VRDN Series 1998 104, 1.13% (Liquidity Facility Morgan Stanley) (a)(f)	2,195,000	2,195,000
Series 2002 D, 1.08% 7/6/04, LOC JPMorgan Chase Bank, CP	5,750,000	5,750,000
Philadelphia School District Bonds Series A:
5.55% 7/1/05 (Pre-Refunded to 7/1/04 @ 100.25) (e)	3,000,000	3,007,500
5.8% 7/1/08 (Pre-Refunded to 7/1/04 @ 101) (e)	1,910,000	1,929,100
5.85% 7/1/09 (Pre-Refunded to 7/1/04 @ 101.25) (e)	1,710,000	1,731,375
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.1%, tender 3/31/05 (Liquidity Facility Morgan Stanley) (a)(f)(g)	2,000,000	2,000,000
Pittsburgh Gen. Oblig. Bonds Series A, 6% 3/1/05 (MBIA Insured)	3,000,000	3,095,527
Pittsburgh School District Bonds 2% 9/1/04 (FGIC Insured)	1,220,000	1,221,941
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Bonds 1.15% 9/1/04 (FSA Insured)	4,280,000	4,280,000
Ringgold School District Bonds 0% 7/15/04 (MBIA Insured)	1,460,000	1,459,439
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.18%, LOC Dexia Cr. Local de France, VRDN (a)(d)	7,235,000	7,235,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Schuylkill County Indl. Dev. Auth. Rev. (Metal Sales Manufacturing Corp.) Series 1995, 1.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	$ 150,000	$ 150,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Participating VRDN Series Merlots 02 A18, 1.12% (Liquidity Facility Wachovia Bank NA) (a)(f)	2,900,000	2,900,000
Upper Dauphin Indl. Dev. Auth. Rev. (United Church Christ Homes Proj.) Series 2001, 1.18%, LOC First Tennessee Bank NA, Memphis, VRDN (a)	2,500,000	2,500,000
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 A, 1.08% tender 9/15/04, LOC Dexia Cr. Local de France, CP mode (d)	7,750,000	7,750,000
Series 1990 B, 1.08% tender 9/15/04, LOC Dexia Cr. Local de France, CP mode (d)	5,000,000	5,000,000
Series 1993, 1.08% tender 9/15/04, LOC Dexia Cr. Local de France, CP mode (d)	8,515,000	8,515,000
York County Gen. Oblig. TRAN 1.75% 7/30/04	4,000,000	4,002,215
		296,174,862
	Shares
Other - 0.1%
Fidelity Municipal Cash Central Fund, 1.10% (b)(c)	409,100	409,100
TOTAL INVESTMENT PORTFOLIO - 96.2%		296,583,962
NET OTHER ASSETS - 3.8%		11,668,540
NET ASSETS - 100%		$ 308,252,502
Total Cost for Federal Income Tax Purposes $ 296,583,962
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,800,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 1.25%, tender 8/26/04 (Liquidity Facility Landesbank Hessen- Thuringen)	9/4/03	$ 2,800,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series MS 773, 1.1%, tender 3/31/05 (Liquidity Facility Morgan Stanley)	4/2/03	$ 2,000,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 296,583,962
Cash		10,080,282
Receivable for fund shares sold		1,723,876
Interest receivable		1,104,921
Other receivables		819
Total assets		309,493,860

Liabilities
Payable for fund shares redeemed	$ 1,110,151
Distributions payable	1,534
Accrued management fee	128,150
Other affiliated payables	1,523
Total liabilities		1,241,358

Net Assets		$ 308,252,502
Net Assets consist of:
Paid in capital		$ 308,273,008
Accumulated net realized gain (loss) on investments		(20,506)
Net Assets, for 308,237,445 shares outstanding		$ 308,252,502
Net Asset Value, offering price and redemption price per share ($308,252,502 ÷ 308,237,445 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 1,614,891

Expenses
Management fee	$ 747,163
Non-interested trustees' compensation	728
Total expenses before reductions	747,891
Expense reductions	(5,214)	742,677
Net investment income		872,214
Net realized gain (loss) on investment securities		(20,506)
Net increase in net assets resulting from operations		$ 851,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 872,214	$ 1,887,328
Net realized gain (loss)	(20,506)	34,964
Net increase (decrease) in net assets resulting from operations	851,708	1,922,292
Distributions to shareholders from net investment income	(872,214)	(1,887,328)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	294,001,294	400,930,209
Reinvestment of distributions	872,214	1,808,695
Cost of shares redeemed	(280,912,236)	(386,784,374)
Net increase (decrease) in net assets and shares resulting from share transactions	13,961,272	15,954,530
Total increase (decrease) in net assets	13,940,766	15,989,494

Net Assets
Beginning of period	294,311,736	278,322,242
End of period	$ 308,252,502	$ 294,311,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.006	.011	.025	.037	.029
Distributions from net investment income	(.003)	(.006)	(.011)	(.025)	(.037)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.30%	.65%	1.09%	2.50%	3.80%	2.91%
Ratios to Average Net AssetsE
Expenses before expense reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%A	.49%	.46%	.47%	.50%	.50%
Net investment income	.59%A	.66%	1.09%	2.45%	3.74%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,253	$ 294,312	$ 278,322	$ 240,705	$ 213,847	$ 201,291

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Pennsylvania. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) for the income fund as of period end were as follows:

Unrealized appreciation	$ 10,660,005
Unrealized depreciation	(1,711,684)
Net unrealized appreciation (depreciation)	$ 8,948,321
Cost for federal income tax purposes	$ 264,697,895

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Pennsylvania Municipal Income Fund	.07%	|

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Pennsylvania Municipal Money Market Fund	$ 39,805

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Pennsylvania Municipal Income Fund	$ 2,999	$ 6,471

In addition, through an arrangement with Fidelity Pennsylvania Municipal Money Market Fund's custodian and transfer agent, $5,214 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Spartan Pennsylvania Municipal Income Fund

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PFR-USAN-0804
1.787788.101

Spartan®
Michigan Municipal Income
Fund

and

Fidelity ®
Michigan Municipal Money
Market Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders
Spartan Michigan Municipal Income Fund
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	14	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	18	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	19	A complete list of the fund's investments.
Financial Statements	27	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	31	Notes to the Financial Statements
Proxy Voting Results	35

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.2	45.4
Water & Sewer	11.1	11.5
Escrowed/Pre-Refunded	10.3	13.6
Health Care	9.1	10.2
Special Tax	5.7	4.9
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	12.5	12.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	7.0	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 68.7%	AAA 75.8%
AA,A 28.5%	AA,A 22.0%
BBB 1.0%	BBB 0.9%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan Michigan Municipal Income Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value (Note 1)
Michigan - 97.7%
Anchor Bay School District 2000 School Bldg. & Site Series III, 5.25% 5/1/31	$ 9,300,000	$ 9,335,061
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	3,106,000	4,019,723
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,043,987
Birmingham County School District Series II, 5.25% 11/1/19	1,200,000	1,269,780
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	6,075,400
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,136,509
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,468,092
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,100,000	1,168,772
5.5% 5/1/26 (FGIC Insured)	3,000,000	3,093,870
Carman-Ainsworth Cmnty. School District:
5.5% 5/1/14 (FGIC Insured)	1,755,000	1,937,889
5.5% 5/1/15 (FGIC Insured)	1,850,000	2,037,553
5.5% 5/1/16 (FGIC Insured)	1,000,000	1,092,940
5.5% 5/1/17 (FGIC Insured)	2,060,000	2,245,688
5.5% 5/1/20 (FGIC Insured)	2,000,000	2,142,960
Chippewa Valley Schools:
Series I, 5.375% 5/1/17	1,000,000	1,073,870
5.5% 5/1/17	1,125,000	1,227,983
Clarkston Cmnty. Schools:
5.375% 5/1/21	1,950,000	2,083,692
5.375% 5/1/22	1,150,000	1,223,658
Clintondale Cmnty. Schools 5.5% 5/1/15	2,205,000	2,302,659
Constantine Pub. Schools:
5% 5/1/25	2,250,000	2,253,105
5.5% 5/1/18	1,220,000	1,331,471
5.5% 5/1/19	1,245,000	1,357,847
5.5% 5/1/20	1,245,000	1,352,369
5.5% 5/1/21	1,250,000	1,349,613
Crawford Ausable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18	1,100,000	1,196,107
Davison Cmnty. School District 5.375% 5/1/16 (FGIC Insured)	1,000,000	1,065,380
Detroit City School District:
Series A:
5.5% 5/1/16 (FSA Insured)	1,500,000	1,634,160
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit City School District: - continued
Series A:
5.5% 5/1/18 (FGIC Insured)	$ 2,000,000	$ 2,161,300
5.5% 5/1/18 (FSA Insured)	1,000,000	1,083,190
5.5% 5/1/20 (FSA Insured)	3,000,000	3,214,440
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,327,080
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/10 (MBIA Insured)	4,000,000	4,332,840
5% 9/30/11 (MBIA Insured)	3,000,000	3,257,490
5% 9/30/12 (MBIA Insured)	3,000,000	3,244,140
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,525,000	4,936,730
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,545,158
Series A, 5% 4/1/09 (FSA Insured) (a)	3,000,000	3,175,590
5.5% 4/1/17 (MBIA Insured)	2,615,000	2,818,761
5.5% 4/1/19 (MBIA Insured)	1,500,000	1,628,820
5.5% 4/1/20 (MBIA Insured)	1,250,000	1,351,213
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	10,000,000	10,854,300
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	4,298,518
5.125% 7/1/31 (FGIC Insured)	8,020,000	8,016,872
Detroit Wtr. Supply Sys. Rev.:
Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	6,390,000	6,448,916
Series A:
5.5% 7/1/15 (FGIC Insured)	3,675,000	3,944,672
5.875% 7/1/29 (Pre-Refunded to 1/1/10 @ 101) (d)	3,085,000	3,503,110
Series B, 5.5% 7/1/33 (FGIC Insured)	10,000,000	10,353,100
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,162,520
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,035,957
Dundee Cmnty. School District:
Series 2000, 5.375% 5/1/27	1,170,000	1,209,464
5.375% 5/1/19	1,000,000	1,064,110
East China School District 5.5% 5/1/17	1,775,000	1,907,522
East Grand Rapids Pub. School District 5.5% 5/1/17	1,690,000	1,809,635
Eastern Michigan Univ. Revs. Series 2000 B:
5.5% 6/1/20 (FGIC Insured)	2,230,000	2,359,362
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Eastern Michigan Univ. Revs. Series 2000 B: - continued
5.625% 6/1/30 (FGIC Insured)	$ 1,250,000	$ 1,307,375
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	430,000	448,447
Flushing Cmnty. Schools 5.25% 5/1/18	1,030,000	1,090,523
Gibraltar School District:
5.5% 5/1/18	1,200,000	1,309,644
5.5% 5/1/21	1,200,000	1,295,628
Grand Blanc Cmnty. Schools 5.5% 5/1/13 (FGIC Insured)	1,000,000	1,095,720
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,385,578
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC Insured)	2,000,000	2,247,940
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,513,380
Howell Pub. Schools:
0% 5/1/10 (AMBAC Insured)	1,130,000	898,033
5% 5/1/11	2,250,000	2,438,888
Huron School District 5.625% 5/1/16 (FSA Insured)	1,050,000	1,144,343
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	1,986,800
0% 5/1/11 (FGIC Insured)	5,830,000	4,416,166
0% 5/1/12 (FGIC Insured)	1,420,000	1,014,817
5.25% 5/1/16	2,450,000	2,634,755
5.5% 5/1/18	2,525,000	2,710,234
Imlay City Cmnty. School District (School Bldg. and Site Proj.) 0% 5/1/06 (FGIC Insured)	1,375,000	1,319,670
Ingham, Eaton and Clinton Counties Lansing School District:
5% 5/1/19	4,450,000	4,597,740
5% 5/1/20	1,000,000	1,027,610
Jonesville Cmnty. Schools 5.75% 5/1/17 (FGIC Insured)	1,150,000	1,251,683
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,685,000	4,345,426
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,553,439
5.375% 1/15/12	2,505,000	2,637,389
L'Anse Creuse Pub. Schools:
5.375% 5/1/18	1,000,000	1,079,010
5.375% 5/1/20	1,000,000	1,074,650
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Lake Orion Cmnty. School District 5.25% 5/1/27 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,150,000	$ 1,163,179
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,136,330
Lansing Cmnty. College 5.5% 5/1/14 (FGIC Insured)	3,400,000	3,742,312
Lansing Swr. Disp. Sys. Rev. 5% 5/1/11 (FGIC Insured)	1,050,000	1,138,809
Lawton Cmnty. Schools 5.5% 5/1/19	1,050,000	1,124,981
Livonia Muni. Bldg. Auth. 5% 5/1/17 (FGIC Insured)	1,100,000	1,130,976
Livonia Pub. School District 5.875% 5/1/25 Refunded to 5/1/10 @ 100) (d)	7,000,000	7,938,980
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series D, 5.875% 4/1/11 (FSA Insured)	2,750,000	2,948,028
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series I, 5.25% 10/15/11 (FSA Insured)	3,000,000	3,296,310
Series III, 5% 10/15/10 (MBIA Insured)	1,000,000	1,080,790
Michigan Comprehensive Trans. Rev. Series B:
5.25% 5/15/11 (FSA Insured)	1,475,000	1,622,662
5.25% 5/15/16 (FSA Insured)	3,850,000	4,131,859
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	3,000,000	3,289,560
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,015,000	2,300,646
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,109,380
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	17,145,000	19,553,691
6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (d)	3,070,000	3,520,001
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	478,146
5.5% 3/1/14	1,300,000	1,356,732
5.5% 3/1/15	1,985,000	2,050,326
(Daughters of Charity Health Sys. Proj.) 5.5% 11/1/05 (Escrowed to Maturity) (d)	1,015,000	1,041,197
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,078,860
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14	2,000,000	2,095,940
Series A, 6% 11/15/19	1,945,000	2,022,080
(McLaren Oblig. Group Proj.) Series A, 5.375% 10/15/13	9,250,000	9,448,968
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	$ 2,500,000	$ 2,587,100
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,329,268
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,535,358
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,220,445
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,364,075
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,622,300
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,144,980
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,231,960
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,924,588
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	613,058
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,444,701
5.625% 11/15/31	4,500,000	4,516,695
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,617,307
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B, 5.8% 4/1/19	4,150,000	4,197,310
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/06 (FGIC Insured)	5,000,000	4,699,100
0% 12/1/07 (FGIC Insured)	5,340,000	4,820,578
4.75% 12/1/09 (FGIC Insured)	6,000,000	6,011,400
Series CA:
0% 6/15/07 (FSA Insured)	5,165,000	4,748,288
0% 6/15/13 (FSA Insured)	3,850,000	2,601,753
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	896,058
7.5% 11/1/09 (AMBAC Insured)	20,000	20,064
Series C:
5% 5/1/10	5,500,000	5,953,970
5% 5/1/11	2,000,000	2,166,640
5% 10/1/23	5,000,000	5,038,700
5.375% 10/1/19	1,950,000	2,073,435
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	2,000,000	2,170,180
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (b)(c)	$ 3,000,000	$ 3,003,480
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,025,970
Series AA, 6.4% 9/1/25 (MBIA Insured)	5,000,000	5,345,850
Series BB:
7% 7/15/08 (MBIA Insured)	2,000,000	2,287,240
7% 5/1/21 (AMBAC Insured)	8,515,000	10,694,244
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (b)(c)	2,045,000	2,073,916
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	2,694,005
5.5% 11/1/16	3,000,000	3,334,530
5.25% 10/1/16 (FSA Insured)	3,000,000	3,228,630
Mona Shores School District School Bldg. & Site 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,590,163
Montague Pub. School District:
5.5% 5/1/16	1,005,000	1,082,646
5.5% 5/1/17	1,005,000	1,080,687
5.5% 5/1/19	1,090,000	1,164,305
Morenci Area Schools 5.25% 5/1/21 (MBIA Insured)	1,410,000	1,476,256
Mount Clemens Cmnty. School District:
0% 5/1/17	5,000,000	2,338,600
5.5% 5/1/16	1,000,000	1,077,260
Muskegon County Wastewtr. Mgmt. Sys. #1 5% 7/1/06 (FSA Insured) (c)	1,000,000	1,052,920
Muskegon Heights Wtr. Sys. Rev. Series 2000 A:
5.625% 11/1/20 (MBIA Insured)	2,075,000	2,217,075
5.625% 11/1/30 (MBIA Insured)	1,550,000	1,611,799
New Haven Cmnty. Schools 5.25% 5/1/18	1,175,000	1,240,730
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	1,786,650
0% 5/1/13 (MBIA Insured)	1,700,000	1,154,980
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18	1,515,000	1,572,555
Paw Paw Pub. School District 5.25% 5/1/25	4,100,000	4,166,461
Pinckney Cmnty. Schools Livingston & Washtenaw Counties:
5.5% 5/1/10 (FGIC Insured)	2,175,000	2,324,510
5.5% 5/1/11 (FGIC Insured)	2,350,000	2,511,539
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Pinckney Cmnty. Schools Livingston & Washtenaw Counties: - continued
5.5% 5/1/14 (FGIC Insured)	$ 3,075,000	$ 3,286,376
Plainwell Cmnty. School District:
5.5% 5/1/14	1,000,000	1,106,190
5.5% 5/1/16	1,000,000	1,097,270
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,740,943
5.25% 5/1/16	1,175,000	1,260,188
5.25% 5/1/17	2,125,000	2,277,511
5.25% 5/1/18	2,175,000	2,296,670
Reese Pub. Schools School District (School Bldg. & Site Proj.) 5.5% 5/1/30 (MBIA Insured)	2,140,000	2,193,864
River Rouge School District 5% 5/1/19 (FGIC Insured)	7,690,000	7,912,010
Riverview Cmnty. School District:
5% 5/1/14	905,000	969,870
5% 5/1/15	955,000	1,014,707
5% 5/1/17	1,000,000	1,050,190
5% 5/1/18	1,000,000	1,043,680
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16	1,125,000	1,211,918
5% 5/1/19 (MBIA Insured)	1,000,000	1,056,790
Romulus Cmnty. Schools Series I, 0% 5/1/06 (FSA Insured)	3,610,000	3,464,734
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,014,360
5.5% 1/1/14	4,000,000	4,123,800
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,440,955
5% 4/1/19 (AMBAC Insured)	1,475,000	1,523,616
Saint Joseph School District 5.5% 5/1/18	1,065,000	1,143,128
South Haven Pub. Schools:
5% 5/1/20 (FSA Insured)	1,450,000	1,485,525
5% 5/1/21 (FSA Insured)	1,450,000	1,478,159
5% 5/1/22 (FSA Insured)	1,350,000	1,368,414
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,078,330
Southfield Library Bldg. Auth. 5.5% 5/1/21 (MBIA Insured)	1,425,000	1,506,581
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,025,000	$ 1,098,390
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,089,083
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,090,631
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,088,314
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	2,963,091
5.25% 5/1/25 (FSA Insured)	2,000,000	2,045,140
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC Insured)	4,900,000	4,901,323
Stockbridge Cmnty. Schools 5.625% 5/1/26	1,400,000	1,472,142
Sturgis Pub. School District 5.625% 5/1/30	3,000,000	3,115,770
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities:
5% 10/1/21 (MBIA Insured)	1,735,000	1,770,047
5% 10/1/23 (MBIA Insured)	1,920,000	1,937,261
Tecumseh Pub. Schools 5.5% 5/1/30 (FGIC Insured)	1,250,000	1,280,825
Utica Cmnty. Schools:
5% 5/1/17	3,000,000	3,148,860
5.25% 5/1/15	725,000	789,155
5.375% 5/1/16	2,250,000	2,450,610
5.5% 5/1/17	1,000,000	1,100,650
Warren Consolidated School District 5.375% 5/1/16 (FSA Insured)	2,350,000	2,537,812
Waverly Cmnty. School District:
5.75% 5/1/14 (FGIC Insured)	1,000,000	1,103,490
5.75% 5/1/16 (FGIC Insured)	1,000,000	1,099,640
Wayne Charter County Arpt. Rev. (Detroit Metro. Wayne County Arpt. Proj.) Series A, 5.25% 12/1/12 (MBIA Insured) (c)	2,500,000	2,626,225
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,060,840
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	902,717
Whitehall District Schools 5.5% 5/1/15	1,000,000	1,081,840
Willow Run Cmnty. Schools County of Washtenaw 5.5% 5/1/16	1,630,000	1,748,387
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Woodhaven-Brownstown School District County of Wayne 5.375% 5/1/18 (FSA Insured)	$ 1,875,000	$ 2,009,044
Wyandotte City School District 5.375% 5/1/20	1,050,000	1,124,351
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,784,396
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,793,580
		531,236,284
Puerto Rico - 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (MBIA Insured)	2,500,000	2,488,925
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	290,000	291,003
		2,779,928
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $516,436,770)	534,016,212
NET OTHER ASSETS - 1.8%	9,964,354
NET ASSETS - 100%	$ 543,980,566
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	49.2%
Water & Sewer	11.1%
Escrowed/Pre-Refunded	10.3%
Health Care	9.1%
Special Tax	5.7%
Electric Utilities	5.0%
Others* (individually less than 5%)	9.6%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $36,631,380 and $41,040,089, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $516,436,770) - See accompanying schedule		$ 534,016,212
Cash		8,582,489
Receivable for fund shares sold		166,121
Interest receivable		5,824,977
Prepaid expenses		1,378
Other receivables		6,310
Total assets		548,597,487

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,152,730
Payable for fund shares redeemed	640,204
Distributions payable	578,842
Accrued management fee	169,927
Other affiliated payables	50,332
Other payables and accrued expenses	24,886
Total liabilities		4,616,921

Net Assets		$ 543,980,566
Net Assets consist of:
Paid in capital		$ 522,981,263
Undistributed net investment income		25,225
Accumulated undistributed net realized gain (loss) on investments		3,394,636
Net unrealized appreciation (depreciation) on investments		17,579,442
Net Assets, for 45,811,812 shares outstanding		$ 543,980,566
Net Asset Value, offering price and redemption price per share ($543,980,566 ÷ 45,811,812 shares)		$ 11.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 12,620,112

Expenses
Management fee	$ 1,052,704
Transfer agent fees	221,611
Accounting fees and expenses	69,790
Non-interested trustees' compensation	1,426
Custodian fees and expenses	5,443
Registration fees	22,832
Audit	20,147
Legal	5,266
Miscellaneous	9,182
Total expenses before reductions	1,408,401
Expense reductions	(45,391)	1,363,010
Net investment income (loss)		11,257,102
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,809,410
Change in net unrealized appreciation (depreciation) on investment securities		(19,868,171)
Net gain (loss)		(16,058,761)
Net increase (decrease) in net assets resulting from operations		$ (4,801,659)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,257,102	$ 24,192,521
Net realized gain (loss)	3,809,410	9,472,392
Change in net unrealized appreciation (depreciation)	(19,868,171)	(1,715,675)
Net increase (decrease) in net assets resulting from operations	(4,801,659)	31,949,238
Distributions to shareholders from net investment income	(11,261,432)	(24,202,901)
Share transactions Net proceeds from sales of shares	43,049,927	83,885,105
Reinvestment of distributions	7,795,384	16,889,514
Cost of shares redeemed	(52,197,203)	(119,376,217)
Net increase (decrease) in net assets resulting from share transactions	(1,351,892)	(18,601,598)
Redemption fees	1,309	7,727
Total increase (decrease) in net assets	(17,413,674)	(10,847,534)

Net Assets
Beginning of period	561,394,240	572,241,774
End of period (including undistributed net investment income of $25,225 and undistributed net investment income of $429,486, respectively)	$ 543,980,566	$ 561,394,240
Other Information Shares
Sold	3,529,517	6,902,116
Issued in reinvestment of distributions	643,757	1,391,625
Redeemed	(4,314,206)	(9,851,451)
Net increase (decrease)	(140,932)	(1,557,710)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 12.04	$ 11.47	$ 11.48	$ 10.87	$ 11.72
Income from Investment Operations
Net investment income (loss)	.244 D	.513 D	.532 D	.552 D, F	.570 D	.551
Net realized and unrealized gain (loss)	(.350)	.180	.568	(.010) F	.610	(.850)
Total from investment operations	(.106)	.693	1.100	.542	1.180	(.299)
Distributions from net investment income	(.244)	(.513)	(.530)	(.552)	(.570)	(.551)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	-	-
Net asset value, end of period	$ 11.87	$ 12.22	$ 12.04	$ 11.47	$ 11.48	$ 10.87
Total Return B, C	(.89)%	5.87%	9.78%	4.77%	11.19%	(2.63)%
Ratios to Average Net Assets E
Expenses before expense reductions	.51% A	.50%	.50%	.50%	.51%	.52%
Expenses net of voluntary waivers, if any	.51% A	.50%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.49% A	.49%	.48%	.44%	.45%	.52%
Net investment income (loss)	4.04% A	4.22%	4.51%	4.76% F	5.17%	4.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 543,981	$ 561,394	$ 572,242	$ 505,534	$ 458,910	$ 425,130
Portfolio turnover rate	13% A	23%	17%	19%	18%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Michigan Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/04	% of fund's investments 12/31/03	% of fund's investments 6/30/03
0 - 30	85.4	81.2	89.3
31 - 90	7.9	1.9	4.2
91 - 180	5.7	2.6	4.9
181 - 397	1.0	14.3	1.6
Weighted Average Maturity
	6/30/04	12/31/03	6/30/03
Fidelity Michigan Municipal Money Market Fund	20 Days	44 Days	19 Days
All Tax-Free Money Market Funds Average*	33 Days	45 Days	44 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
Variable Rate Demand Notes (VRDNs) 79.4%	Variable Rate Demand Notes (VRDNs) 79.5%
Commercial Paper (including CP Mode) 2.2%	Commercial Paper (including CP Mode) 3.3%
Tender Bonds 8.3%	Tender Bonds 7.5%
Municipal Notes 3.2%	Municipal Notes 3.8%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 0.7%
Other Investments 6.3%	Other Investments 4.7%
Net Other Assets 0.6%	Net Other Assets 0.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value (Note 1)
Michigan - 98.5%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	$ 5,155,000	$ 5,155,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 1.16%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	13,675,000	13,675,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.18%, LOC Northern Trust Co., Chicago, VRDN (b)	5,130,000	5,130,000
Detroit City School District Participating VRDN:
ROC II R1033, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,685,000	3,685,000
Series PT 1805, 1.14% (Liquidity Facility WestLB AG) (b)(e)	1,095,000	1,095,000
Series PT 2158, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,000,000	2,000,000
Series ROC II R4004, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,780,000	5,780,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	2,500,000	2,500,000
Detroit Swr. Disp. Rev.:
Bonds:
Series 2001 E, 1.05%, tender 9/2/04 (FGIC Insured) (b)	10,000,000	10,000,000
Series 2003 A, 3% 7/1/04 (FSA Insured)	16,560,000	16,560,001
Participating VRDN:
Series 2002 G, 1.16% (Liquidity Facility Bank of America NA) (b)(e)	8,520,000	8,520,000
Series Merlots 00 I, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	9,300,000	9,300,000
Series Merlots 01 A103, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	10,015,000	10,015,000
Series Merlots 01 A112, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,115,000	5,115,000
Series Merlots 04 B2, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,800,000	5,800,000
Series Merlots B41, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,260,000	2,260,000
Series PA 1183, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,000,000	6,000,000
Series SGB 47, 1.14% (Liquidity Facility Societe Generale) (b)(e)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev.:
Bonds Series Putters 345, 1%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,495,000	8,495,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Participating VRDN:
Series Merlots 00 D, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 4,500,000	$ 4,500,000
Series PA 1151, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,405,000	5,405,000
Series Putters 200, 1.12% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,370,000	5,370,000
Series SG 64, 1.12% (Liquidity Facility Societe Generale) (b)(e)	3,500,000	3,500,000
Series SGB 6, 1.14% (Liquidity Facility Societe Generale) (b)(e)	9,570,000	9,570,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.14% (Liquidity Facility Citibank NA, New York) (b)(e)	8,200,000	8,200,000
East Lansing School District Participating VRDN Series SGA 114, 1.08% (Liquidity Facility Societe Generale) (b)(e)	6,000,000	6,000,000
Genesee County Econ. Dev. Corp. (Creative Foam Corp. Proj.) Series 1994, 1.28%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,000,000	1,000,000
Grand Rapids Economic Dev. Corp. (Cornerstone Univ. Proj.) 1.12%, LOC Nat'l. City Bank, VRDN (b)	2,000,000	2,000,000
Hartland Consolidated School District Participating VRDN Series MSTC 01 127 Class A, 1.08% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	6,655,000	6,655,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 1.19%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,500,000	2,500,000
Jackson Pub. Schools RAN Series A, 2% 8/24/04, LOC Comerica Bank, Detroit	2,735,000	2,738,827
Kentwood Pub. Schools Participating VRDN Series EGL 03 24, 1.14% (Liquidity Facility Citibank NA, New York) (b)(e)	3,195,000	3,195,000
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.):
Series I, 5% 10/15/04	2,535,000	2,563,436
Series II, 2% 10/15/04	1,075,000	1,077,938
(State Police Communications Sys. Proj.) 3% 10/1/04	3,225,000	3,239,368
Series MS 886, 1.25%, tender 12/16/04 (Liquidity Facility Morgan Stanley) (b)(e)(f)	1,700,000	1,700,000
Participating VRDN:
Series EGL 01 2202, 1.14% (Liquidity Facility Citibank NA, New York) (b)(e)	3,000,000	3,000,000
Series Merlots 04 B10, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,120,000	5,120,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Participating VRDN:
Series MS 00 481X, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	$ 9,670,000	$ 9,670,000
Series PT 2177, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,170,000	6,170,000
Series PT 2234, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,900,000	5,900,000
Series ROC II R 4551, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,215,000	5,215,000
Series ROC II R2064, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,760,000	2,760,000
Series ROC II R4057, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,215,000	2,215,000
Series Stars 101, 1.12% (Liquidity Facility BNP Paribas SA) (b)(e)	5,900,000	5,900,000
Series 4, 1.15% 9/9/04, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	5,900,000	5,900,000
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 1.12% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	8,225,000	8,225,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN Series PA 1064, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	7,420,000	7,420,000
1.1% (AMBAC Insured), VRDN (b)(c)	4,000,000	4,000,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B1, 5.05%, tender 11/15/04 (b)	6,000,000	6,086,345
(Mercy Health Svcs. Proj.) Series T, 5.75% 8/15/04	2,905,000	2,921,253
(Health Care Equip. Ln. Prog.):
Series 2003 C:
1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,600,000	6,600,000
1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000,000	5,000,000
Series B, 1.11%, LOC Standard Fed. Bank, VRDN (b)	4,000,000	4,000,000
(United Memorial Hosp. Assoc. Proj.) Series 1999, 1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	9,335,000	9,335,000
Michigan Hosp. Fin. Auth. Rev. Series B, 1.11%, LOC Standard Fed. Bank, VRDN (b)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A, 1.13% tender 7/6/04, LOC Landesbank Hessen-Thuringen, CP mode (c)	3,000,000	3,000,000
(Hunt Club Apts. Proj.) 1.13%, LOC Fannie Mae, VRDN (b)(c)	5,600,000	5,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series 2003 C, 1.22%, tender 11/24/04 (FSA Insured) (b)(c)	$ 3,000,000	$ 3,000,000
Participating VRDN Series PT 01 556, 1.17% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	3,630,000	3,630,000
Series 1999 B2, 1.11% (MBIA Insured), VRDN (b)(c)	6,000,000	6,000,000
Series 2002 A, 1.11% (MBIA Insured), VRDN (b)(c)	5,000,000	5,000,000
Michigan Muni. Bond Auth. Rev.:
Bonds 6.5% 10/1/17 (Pre-Refunded to 10/1/04 @ 102) (d)	2,750,000	2,840,982
Participating VRDN:
Series EGL 00 2201, 1.14% (Liquidity Facility Citibank NA, New York) (b)(e)	9,500,000	9,500,000
Series MS 718, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	12,971,000	12,971,000
Series MSTC 02 204, 1.08% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	10,395,000	10,395,000
RAN:
Series 2003 B1, 2% 8/20/04	3,000,000	3,003,975
Series 2003 B2, 2% 8/23/04, LOC JPMorgan Chase Bank	12,915,000	12,932,711
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	2,055,000	2,055,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MS 00 382, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	2,000,000	2,000,000
(BC&C Proj.) 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	1,680,000	1,680,000
(Bico Michigan, Inc. Proj.) Series 1999, 1.25%, LOC Bank One NA, VRDN (b)(c)	3,300,000	3,300,000
(Biewer of Lansing LLC Proj.) Series 1999, 1.22%, LOC Standard Fed. Bank, VRDN (b)(c)	1,335,000	1,335,000
(Bosal Ind. Proj.) Series 1998, 1.15%, LOC Bank of New York, New York, VRDN (b)(c)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 1.28%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,900,000	1,900,000
(Conti Properties LLC Proj.) Series 1997, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,740,000	2,740,000
(Creative Foam Corp. Proj.) 1.25%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,000,000	1,000,000
(Doss Ind. Dev. Co. Proj.) 1.28%, LOC Bank One NA, Chicago, VRDN (b)(c)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Fintex LLC Proj.) Series 2000, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	$ 2,330,000	$ 2,330,000
(Future Fence Co. Proj.) 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,500,000	2,500,000
(Grandview Plaza Riverview Assoc. One LP Proj.) 1.2%, LOC Nat'l. City Bank, VRDN (b)(c)	1,910,000	1,910,000
(HP Pelzer Automotive Sys. Sterling Heights Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (b)(c)	2,250,000	2,250,000
(John H. Dekker & Sons Proj.) Series 1998, 1.23%, LOC Standard Fed. Bank, VRDN (b)(c)	1,110,000	1,110,000
(K&M Engineering, Inc. Proj.) 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	1,720,000	1,720,000
(LPB LLC Proj.) 1.25%, LOC Comerica Bank, Detroit, VRDN (b)(c)	3,100,000	3,100,000
(Majestic Ind., Inc. Proj.) 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,275,000	2,275,000
(Mans Proj.) Series 1998, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,260,000	2,260,000
(Mid-American Products, Inc. Proj.) Series 1998 1.24%, LOC Standard Fed. Bank, VRDN (b)(c)	1,635,000	1,635,000
(PBL Enterprises, Inc. Proj.) Series 1997, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,175,000	2,175,000
(Pioneer Laboratories, Inc. Proj.) 1.13%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,400,000	1,400,000
(S&S LLC Proj.) Series 2000, 1.33%, LOC Standard Fed. Bank, VRDN (b)(c)	3,400,000	3,400,000
(SBC Ventures LLC Proj.) 1.33%, LOC Comerica Bank, Detroit, VRDN (a)(b)(c)	4,000,000	4,000,000
(TEI Invts. LLC Proj.) Series 1997, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 1.2%, LOC Nat'l. City Bank, VRDN (b)(c)	2,320,000	2,320,000
(Templeton Properties LLC Proj.) Series 2000, 1.28%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,700,000	1,700,000
(The Monarch Press, Inc. Proj.) Series 2000, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	1,900,000	1,900,000
(The Spiratex Co. Proj.) Series 1994, 1.28%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,200,000	1,200,000
(Trilan LLC Proj.) 1.25%, LOC Bank One NA, Chicago, VRDN (b)(c)	3,700,000	3,700,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 1.38%, LOC Comerica Bank, Detroit, VRDN (b)(c)	600,000	600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Vent-Rite Valve Corp. Proj.) 1.1%, LOC Fleet Nat'l. Bank, VRDN (b)(c)	$ 920,000	$ 920,000
(W.H. Porter, Inc. Proj.) Series 2001, 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	3,550,000	3,550,000
(Whitehall Products LLC Proj.) Series 2000, 1.16%, LOC Lasalle Bank NA, VRDN (b)(c)	2,515,000	2,515,000
(Windcrest Properties LLC Proj.) 1.23%, LOC Comerica Bank, Detroit, VRDN (b)(c)	4,600,000	4,600,000
(YMCA Metro. Detroit Proj.) Series 2001, 1.18%, LOC Bank One NA, Chicago, VRDN (b)	12,740,000	12,740,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.4%, VRDN (b)	2,700,000	2,700,000
1.68%, VRDN (b)	2,700,000	2,700,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 1.1%, LOC Bank One NA, Chicago, VRDN (b)(c)	1,100,000	1,100,000
Michigan Trunk Line Bonds 4% 10/1/04	5,000,000	5,035,883
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 1.23%, LOC Bank One NA, Chicago, VRDN (b)(c)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MS 01 589, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Bonds Series MS 00 282, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley) (b)(e)(f)	8,895,000	8,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 1.18%, LOC Bank One NA, Chicago, VRDN (b)	12,565,000	12,565,000
Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev. (Cherrywood Ctr. Assoc. Proj.) 1.15%, LOC Comerica Bank, Detroit, VRDN (b)(c)	2,400,000	2,400,000
Univ. of Michigan Univ. Revs. Series 2003 D, 1.08% 7/12/04, CP	3,900,000	3,900,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	7,720,000	7,720,000
Walled Lake Consolidated School District Participating VRDN Series Stars 04 95, 1.12% (Liquidity Facility BNP Paribas SA) (b)(e)	5,525,000	5,525,000
Wayne Charter County Arpt. Rev. Participating VRDN Series PT 2128, 1.18% (Liquidity Facility WestLB AG) (b)(c)(e)	1,275,000	1,275,000
Wayne State Univ. Revs Bonds 5% 11/15/04 (FGIC Insured)	2,550,000	2,585,414
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Wayne-Westland Cmnty. Schools Participating VRDN:
Series MS 98 56, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	$ 7,465,000	$ 7,465,000
Series MS 98 67, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)	10,895,000	10,895,000
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Bonds Series Merlots A96, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,700,000	5,700,000
Whitmore Lake Pub. School District Participating VRDN Series ROC II R4515, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,900,000	3,900,000
Woodhaven-Brownstown School District County of Wayne Bonds Series 2004 B, 1.5%, tender 11/1/04 (Liquidity Facility Fifth Third Bank, Cincinnati) (b)	5,000,000	5,005,777
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) Series 1999, 1.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,345,000	3,345,000
		578,277,910
New York - 0.9%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 1.22% (Liquidity Facility Bank of New York, New York) (b)(c)(e)	5,500,000	5,500,000
TOTAL INVESTMENT PORTFOLIO - 99.4%		583,777,910
NET OTHER ASSETS - 0.6%		3,631,404
NET ASSETS - 100%		$ 587,409,314
Total Cost for Federal Income Tax Purposes $ 583,777,910
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,790,000 or 4.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Detroit Wtr. Supply Sys. Rev. Bonds Series Putters 345, 1%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	4/2/03 - 7/17/03	$ 8,495,000
Michigan Bldg. Auth. Rev. Bonds Series MS 886, 1.25%, tender 12/16/04 (Liquidity Facility Morgan Stanley)	12/17/03	$ 1,700,000
Security	Acquisition Date	Cost
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Bonds Series MS 00 282, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley)	12/28/00 - 3/4/02	$ 8,895,000
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Bonds Series Merlots A96, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	11/2/01	$ 5,700,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 583,777,910
Cash		3,271,400
Receivable for fund shares sold		6,912,851
Interest receivable		2,083,470
Prepaid expenses		1,408
Other receivables		1,191
Total assets		596,048,230

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 4,000,000
Payable for fund shares redeemed	4,339,696
Distributions payable	3,255
Accrued management fee	184,372
Other affiliated payables	85,556
Other payables and accrued expenses	26,037
Total liabilities		8,638,916

Net Assets		$ 587,409,314
Net Assets consist of:
Paid in capital		$ 587,258,010
Accumulated net realized gain (loss) on investments		151,304
Net Assets, for 586,992,079 shares outstanding		$ 587,409,314
Net Asset Value, offering price and redemption price per share ($587,409,314 ÷ 586,992,079 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 3,168,900

Expenses
Management fee	$ 1,112,394
Transfer agent fees	465,415
Accounting fees and expenses	44,090
Non-interested trustees' compensation	1,425
Custodian fees and expenses	5,436
Registration fees	27,356
Audit	13,060
Legal	4,631
Miscellaneous	18,503
Total expenses before reductions	1,692,310
Expense reductions	(5,836)	1,686,474
Net investment income		1,482,426
Net realized gain (loss) on investment securities		38,781
Net increase in net assets resulting from operations		$ 1,521,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,482,426	$ 3,565,354
Net realized gain (loss)	38,781	144,635
Net increase (decrease) in net assets resulting from operations	1,521,207	3,709,989
Distributions to shareholders from net investment income	(1,482,426)	(3,565,354)
Distributions to shareholders from net realized gain	-	(115,393)
Total distributions	(1,482,426)	(3,680,747)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	783,279,022	1,271,889,015
Reinvestment of distributions	1,477,350	3,578,138
Cost of shares redeemed	(785,678,277)	(1,255,965,674)
Net increase (decrease) in net assets and shares resulting from share transactions	(921,905)	19,501,479
Total increase (decrease) in net assets	(883,124)	19,530,721

Net Assets
Beginning of period	588,292,438	568,761,717
End of period	$ 587,409,314	$ 588,292,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.006	.010	.023	.036	.028
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.003	.006	.010	.023	.036	.028
Distributions from net investment income	(.003)	(.006)	(.010)	(.023)	(.036)	(.028)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	(.003)	(.006)	(.010)	(.023)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.25%	.63%	1.03%	2.35%	3.69%	2.82%
Ratios to Average Net Assets D
Expenses before expense reductions	.57% A	.56%	.56%	.56%	.57%	.58%
Expenses net of voluntary waivers, if any	.57% A	.56%	.56%	.56%	.57%	.58%
Expenses net of all reductions	.57% A	.55%	.52%	.52%	.57%	.58%
Net investment income	.50% A	.61%	1.02%	2.32%	3.63%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 587,409	$ 588,292	$ 568,762	$ 542,017	$ 507,223	$ 444,679

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Michigan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) for the income fund as of period end were as follows:

Unrealized appreciation	$ 20,818,759
Unrealized depreciation	(3,088,159)
Net unrealized appreciation (depreciation)	$ 17,730,600
Cost for federal income tax purposes	$ 516,285,612

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Michigan Municipal Income Fund	.25%	.13%	.38%
Fidelity Michigan Municipal Money Market Fund	.25%	.13%	.38%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.16%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Michigan Municipal Money Market Fund	$ 89,426

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Michigan Municipal Income Fund	$ 4,929	$ 40,462
Fidelity Michigan Municipal Money Market Fund	5,267	569

Semiannual Report

Proxy Voting Results

Spartan Michigan Municipal Income Fund

A special meeting of Spartan Michigan Municipal Income Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Proxy Voting Results

Fidelity Michigan Municipal Money Market Fund

A special meeting of Fidelity Michigan Municipal Money Market Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

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Cincinnati, OH 45277-0035

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Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

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MIR-USAN-0804
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Fidelity Advisor

Short-Intermediate
Municipal Income

Fund - Institutional Class

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® Short-Intermediate
Municipal Income Fund

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	29	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	39	Notes to the financial statements.
Proxy Voting Results	46

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	12.6	14.0
Illinois	8.8	7.8
Washington	8.6	7.7
California	8.5	5.4
New York	7.6	6.6
Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.2	45.3
Electric Utilities	15.5	15.1
Escrowed/Pre-Refunded	10.3	6.2
Transportation	7.1	9.3
Health Care	6.7	5.8
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	3.2	3.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	2.8	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 59.6%	AAA 58.4%
AA,A 31.7%	AA,A 31.1%
BBB 6.4%	BBB 7.0%
BB and Below 0.3%	BB and Below 0.0%
Not Rated 1.5%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount (000s)	Value (Note 1) (000s)

Alabama - 2.6%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (e)	$ 2,000	$ 2,162
Alabama Fed. Hwy. Fin. Auth. Series A, 5% 3/1/10 (MBIA Insured)	5,000	5,415
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,750	1,855
5.25% 10/1/08 (MBIA Insured) (d)	2,900	3,078
5.75% 10/1/09 (MBIA Insured) (d)	4,000	4,340
Jefferson County Gen. Oblig. Series 2003 A:
5% 4/1/06 (MBIA Insured)	3,000	3,147
5% 4/1/07 (MBIA Insured)	3,000	3,188
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	13,025	14,144
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (e)	3,900	4,383
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,060
5% 2/1/08 (MBIA Insured)	1,475	1,577
Opelika Gen. Oblig. Series A, 5% 4/1/05 (MBIA Insured)	1,225	1,256
		45,605
Alaska - 1.9%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.1% 7/1/04 (AMBAC Insured) (d)	3,630	3,630
5.15% 7/1/05 (AMBAC Insured) (d)	1,950	2,016
5.85% 7/1/13 (AMBAC Insured) (d)	3,285	3,534
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (e)	2,500	2,825
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,838
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,578
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,340
0% 6/30/07 (MBIA Insured)	7,050	6,454
0% 6/30/08 (MBIA Insured)	4,240	3,712
		32,927
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - 0.8%
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.):
5% 10/1/05	$ 2,160	$ 2,242
5% 10/1/06	2,525	2,669
Maricopa County School District #28 Kyrene Elementary Series B, 0% 7/1/04 (FGIC Insured)	3,000	3,000
Pima County Gen. Oblig. 4% 7/1/04 (FSA Insured)	815	815
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series B, 7% 1/1/05	760	780
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/05	2,285	2,373
Tucson Gen. Oblig. Series 2002, 5% 7/1/05	1,000	1,033
Tucson Wtr. Rev. Series 2002, 5.5% 7/1/06 (FGIC Insured)	980	1,043
		13,955
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,096
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,037
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,041
4.25% 9/1/07 (FGIC Insured)	2,175	2,277
		5,451
California - 8.5%
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y, 5% 12/1/06 (FGIC Insured)	5,000	5,354
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	29,544
5.25% 5/1/10 (MBIA Insured)	1,100	1,207
California Gen. Oblig.:
4.4% 8/1/07	1,000	1,048
5% 2/1/09	1,640	1,753
5% 6/1/09	1,000	1,071
5% 2/1/10	2,000	2,142
5.125% 9/1/12	1,000	1,067
5.25% 11/1/08	1,045	1,133
5.25% 2/1/10 (FSA Insured)	7,265	7,963
5.25% 2/1/11	6,425	6,950
5.5% 6/1/05	4,725	4,881
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.75% 10/1/08	$ 1,085	$ 1,196
6.4% 9/1/08	3,075	3,455
6.5% 9/1/10	1,740	2,003
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (b)(d)	15,000	15,053
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (b)(d)	5,000	4,985
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,165
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,230
5% 6/1/08	6,000	6,373
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	10,000	10,161
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,759
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured) (a)	1,770	1,822
5.25% 7/1/08 (MBIA Insured) (a)	855	891
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,357
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (d)	3,490	3,595
5.5% 5/15/06 (d)	3,000	3,163
Los Angeles Hbr. Dept. Rev. Series A:
5.5% 8/1/04 (AMBAC Insured) (d)	2,000	2,006
5.5% 8/1/06 (AMBAC Insured) (d)	1,495	1,589
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,612
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (f)	9,100	9,365
		150,802
Colorado - 1.0%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.:
Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (e)	4,500	3,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.: - continued
Series E 470:
0% 8/31/07 (Pre-Refunded to 8/31/05 @ 89.2392) (e)	$ 2,000	$ 1,747
0% 8/31/15 (Pre-Refunded to 8/31/05 @ 48.6181) (e)	10,075	4,795
Arapahoe County Cherry Creek School District #5 Series B, 6% 12/15/04	1,395	1,424
Denver City & County Arpt. Rev. Series 2001 B, 5.25% 11/15/04 (FGIC Insured) (d)	1,200	1,216
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (MBIA Insured)	2,200	2,080
0% 9/1/07 (MBIA Insured)	3,200	2,904
		17,819
Connecticut - 1.2%
Connecticut Gen. Oblig. Series 2002 C, 5% 12/15/08	1,930	2,079
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,323
4.5% 7/1/08 (MBIA Insured)	1,045	1,105
5% 7/1/09 (MBIA Insured)	1,000	1,077
Connecticut Spl. Oblig. Series 2004 A:
4% 12/30/05	3,205	3,301
5% 12/30/06	6,560	6,961
5% 12/30/07	4,535	4,878
		20,724
District Of Columbia - 1.6%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,320
5% 1/1/06 (AMBAC Insured)	1,000	1,040
5% 1/1/07 (AMBAC Insured)	1,000	1,054
5.25% 1/1/08 (AMBAC Insured)	935	1,000
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,975
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,452
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 8/15/31 (Pre-Refunded to 2/16/07 @ 100) (b)(e)	9,000	10,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
Metro. Washington Arpt. Auth. Sys. Rev. Series D:
4% 10/1/05 (FSA Insured) (d)	$ 1,000	$ 1,022
4% 10/1/06 (FSA Insured) (d)	1,750	1,799
4% 10/1/07 (FSA Insured) (d)	1,000	1,028
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (d)	6,460	6,893
		28,594
Florida - 4.7%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	555
Broward County School District Series A, 5% 2/15/08	5,810	6,219
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,606
5.2% 7/15/07 (AMBAC Insured)	8,500	9,148
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,200	1,354
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	20,300	20,550
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,111
4.25%, tender 8/1/07 (b)(d)	6,000	6,060
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,517
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/06 (AMBAC Insured)	3,365	3,529
5% 4/1/08 (AMBAC Insured)	2,825	3,032
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,597
Miami-Dade County School District:
Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,646
Series 1995, 5.1% 8/1/06 (MBIA Insured) (a)	1,935	2,048
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (b)	2,910	2,921
Palm Beach County School District 5% 8/1/05 (MBIA Insured)	5,000	5,175
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (d)	1,500	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Reedy Creek Impt. District Utils. Rev. Series 2, 5% 10/1/05 (MBIA Insured)	$ 1,685	$ 1,750
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,950
		83,336
Georgia - 1.6%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (e)	6,000	6,367
Dalton Bldg. Auth. Rev. Series 2001, 5% 7/1/05	6,030	6,229
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,399
Georgia Gen. Oblig.:
Series B, 6.25% 4/1/06	1,750	1,874
Series C, 6.5% 7/1/07	2,185	2,432
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	7,100	7,378
Gwinnett County Gen. Oblig. 4% 1/1/06	1,035	1,065
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,173
		28,917
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	3,850	4,642
Hawaii Gen. Oblig.:
Series 2001 CV, 5% 8/1/05 (FGIC Insured)	3,610	3,734
Series CS, 5% 4/1/08 (MBIA Insured)	2,200	2,362
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,579
Honolulu City & County Gen. Oblig. Series B, 5.5% 11/1/04 (FGIC Insured)	465	471
		14,788
Illinois - 8.8%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,439
5% 1/1/08 (MBIA Insured)	1,190	1,269
5% 1/1/07 (FGIC Insured)	1,000	1,058
Chicago Midway Arpt. Rev. Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,057
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (d)	$ 2,670	$ 2,801
Series A:
5.5% 1/1/08 (AMBAC Insured)	5,000	5,298
6% 1/1/05 (AMBAC Insured)	1,030	1,053
5.5% 1/1/10 (AMBAC Insured) (d)	5,000	5,380
Chicago Park District Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,699
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,549
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,912
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A:
4% 6/1/06 (AMBAC Insured)	4,810	4,821
4.25% 6/1/08 (AMBAC Insured)	3,600	3,724
Cook County Gen. Oblig. Series 2003 B:
5% 11/15/06 (MBIA Insured)	14,685	15,593
5% 11/15/07 (MBIA Insured)	5,000	5,363
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,846
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,000	5,937
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10 (a)	1,900	2,068
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,267
(Univ. of Chicago Proj.) Series 2004 B1, 3.45%, tender 7/1/36 (b)	4,700	4,705
Illinois Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3.65%, tender 5/1/07 (b)(d)	6,100	6,066
Illinois Gen. Oblig.:
First Series:
5% 8/1/05	1,000	1,034
5% 8/1/06	8,160	8,609
5.25% 4/1/08 (MBIA Insured)	1,035	1,120
5.5% 8/1/10	1,405	1,556
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (e)	7,075	8,019
Series A, 5% 10/1/09	2,600	2,806
5% 6/1/07	6,265	6,675
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,126
Illinois Sales Tax Rev. 5.375% 6/15/08	4,235	4,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	$ 2,270	$ 2,507
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,778
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,483
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5% 10/1/04 (FGIC Insured)	510	515
5.25% 10/1/05 (FGIC Insured)	560	583
5.25% 10/1/06 (FGIC Insured)	695	740
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,545
Rosemont Gen. Oblig. (Tax Increment #3 Proj.) 0% 12/1/07 (FGIC Insured)	3,000	2,693
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,179
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,287
		154,763
Indiana - 1.6%
Hamilton Southeastern Consolidated School Bldg. Corp.:
5% 1/15/10 (FSA Insured)	1,835	1,972
5% 1/15/11 (FSA Insured)	1,910	2,050
5% 1/15/12 (FSA Insured)	1,990	2,133
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
5% 11/15/04	1,300	1,317
5.5% 11/15/05	1,000	1,047
5.5% 11/15/06	1,000	1,065
Indiana Univ. Revs. (Student Fee Proj.) Series H, 0% 8/1/05 (AMBAC Insured)	5,500	5,386
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,134
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,763
		28,867
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	2,400	2,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - continued
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.): - continued
Series C, 2.25%, tender 9/1/04 (b)	$ 7,000	$ 6,997
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (b)	3,700	3,714
		13,189
Kentucky - 0.6%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (d)	1,185	1,252
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/07 (AMBAC Insured)	10,000	9,323
		10,575
Louisiana - 0.4%
New Orleans Audubon Commission Series A:
3% 10/1/05 (FSA Insured)	1,930	1,956
4% 10/1/06 (FSA Insured)	1,990	2,064
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,500	3,707
		7,727
Maryland - 0.8%
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.) First Series, 5.5% 3/1/09	10,615	11,741
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,676
		13,417
Massachusetts - 5.5%
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,266
5.875% 8/1/08	1,630	1,765
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (e)	2,570	2,874
Series 2001 A, 5.5% 1/1/11	5,000	5,524
Series 2002 B, 5% 2/1/06	40,000	41,785
Series 2003 A, 5.375% 8/1/08	5,165	5,615
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	13,975	14,835
5.5% 10/1/10 (MBIA Insured)	1,130	1,257
Series A, 5.5% 2/1/07 (MBIA Insured)	7,500	8,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.):
5% 7/1/04	$ 1,805	$ 1,805
5.5% 7/1/05	1,000	1,015
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (e)	3,000	3,236
New England Ed. Ln. Marketing Corp.:
Series A, 5.7% 7/1/05 (d)	2,800	2,902
Series F, 5.625% 7/1/04 (d)	3,500	3,500
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,044
		96,481
Michigan - 4.3%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	2,000	2,138
Chippewa Valley Schools:
4% 5/1/06	1,000	1,034
4% 5/1/07	2,610	2,704
5% 5/1/08	1,260	1,352
Detroit City School District 5.05% 5/1/06	4,845	5,089
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,799
Series 2004 B, 5% 4/1/07 (FSA Insured)	4,055	4,309
Series A:
5% 4/1/06 (FSA Insured) (a)	2,200	2,265
5% 4/1/07 (FSA Insured) (a)	6,910	7,221
5% 4/1/08 (MBIA Insured)	14,545	15,592
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (e)	2,000	2,259
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	2,006
Holly Area School District Series 1999, 5.375% 5/1/11 (Pre-Refunded to 5/1/05 @ 101) (e)	1,275	1,327
Michigan Gen. Oblig. Series 1995, 5.7% 12/1/12 (Pre-Refunded to 12/1/05 @ 102) (e)	11,985	12,854
Michigan Hosp. Fin. Auth. Hosp. Rev. (Sparrow Hosp. Obligated Group Proj.) 5% 11/15/04	1,500	1,518
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (b)(d)	7,000	7,008
		76,475
Minnesota - 1.0%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	$ 1,420	$ 1,462
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,259
5.25% 12/1/10	500	516
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,352
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
5% 1/1/06 (AMBAC Insured)	4,875	5,081
5% 1/1/08 (AMBAC Insured)	2,410	2,574
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,017
		16,913
Mississippi - 0.9%
Jackson Wtr. & Swr. Sys. Rev. Series 2003:
5% 9/1/05 (FSA Insured)	5,285	5,477
5% 9/1/07 (FSA Insured)	5,825	6,216
5% 9/1/08 (FSA Insured)	2,620	2,810
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (d)	1,190	1,254
		15,757
Missouri - 0.5%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,345
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,081
5% 2/1/08 (FGIC Insured)	2,000	2,138
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,163
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,725
		9,452
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	2,962
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - 2.2%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.):
3% 1/15/05	$ 1,870	$ 1,886
4% 1/15/06	1,000	1,029
Lincoln Wtrwks. Rev. Series 2003, 5% 8/15/05	3,265	3,382
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,228
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,658
0% 1/1/07 (MBIA Insured)	4,000	3,727
		38,910
Nevada - 1.0%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (d)	800	825
5% 7/1/06 (AMBAC Insured) (d)	800	838
5% 7/1/08 (AMBAC Insured) (d)	2,215	2,338
5% 7/1/09 (AMBAC Insured) (d)	2,700	2,854
5% 7/1/10 (AMBAC Insured) (d)	1,225	1,287
5% 7/1/11 (AMBAC Insured) (d)	1,790	1,867
Clark County Gen. Oblig. 6% 7/1/06	1,000	1,074
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	1,600	1,803
5.75% 6/15/10 (Pre-Refunded to 6/15/06 @ 101) (e)	2,200	2,377
Washoe County Gen. Oblig. 4% 9/1/05 (FSA Insured)	2,170	2,224
		17,487
New Jersey - 0.8%
New Jersey Economic Dev. Auth. Solid Waste Rev. (Waste Mgmt. of New Jersey, Inc. Proj.) Series 2004 A, 2.85%, tender 6/1/05 (b)(d)	5,000	4,999
New Jersey Trans. Trust Fund Auth. Series 2001 A, 5% 6/15/06	6,300	6,630
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,081
North Jersey District Wtr. Supply Commission (Wanaque South Proj.) Series A, 5% 7/1/05 (MBIA Insured)	1,680	1,735
		14,445
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey/Pennsylvania - 0.4%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
3% 7/1/04	$ 1,630	$ 1,630
5% 7/1/09	5,170	5,496
		7,126
New Mexico - 1.2%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,955
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,669
		20,624
New York - 7.6%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,285
5% 1/1/12	1,175	1,259
Metro. Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (e)	1,520	1,610
5.375% 7/1/09 (Escrowed to Maturity) (e)	3,635	4,016
Metropolitan Trans. Auth. Svc. Contract Rev. Series B:
4% 1/1/05	4,265	4,318
5% 1/1/06	10,110	10,549
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	857
5% 9/1/12 (FGIC Insured)	1,500	1,597
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,793
Series 2004 G, 5% 8/1/09	8,000	8,531
Series A, 5.25% 11/1/14 (MBIA Insured)	600	648
Series E, 6% 8/1/11	1,250	1,351
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,074
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,903
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,325
Series 2003 A:
5% 1/1/06	1,250	1,300
5% 1/1/07	10,855	11,411
5% 3/15/08	2,000	2,132
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (e)	2,615	2,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	$ 1,750	$ 1,831
4.5% 2/1/08	1,500	1,578
5% 2/1/09	2,035	2,184
Suffolk County Gen. Oblig. Series 2004 B, 5% 5/1/06 (FSA Insured) (a)	2,200	2,312
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	4,018
Series A1:
5.25% 6/1/12	5,000	5,194
5.25% 6/1/13	17,500	18,129
Series B1, 5% 6/1/06	17,815	18,590
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (e)	3,745	4,193
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (e)	10,000	11,016
		134,830
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,200	1,245
127th Series, 5% 12/15/08 (AMBAC Insured) (d)	3,510	3,752
		4,997
North Carolina - 1.1%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	5,115
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,343
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,697
Series A, 5.5% 1/1/10	3,000	3,214
Series B, 6% 1/1/05	2,000	2,025
Series C, 5% 1/1/08	1,190	1,245
Series D, 5.375% 1/1/10	3,700	3,942
		18,581
North Dakota - 0.1%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/05 (FGIC Insured)	2,060	2,128
Ohio - 2.8%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	$ 1,960	$ 2,053
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,496
Montgomery County Rev. (Catholic Health Initiatives Proj.) 4% 9/1/04	1,695	1,702
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 2.5%, tender 7/1/04 (b)	4,700	4,700
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Prog.) Series A:
5.75% 4/1/08	3,555	3,905
6% 10/1/05	5,600	5,882
Ohio Gen. Oblig. Series IIA, 5.25% 12/1/05	5,000	5,223
Ohio Rev. Series 2003 1, 5% 6/15/08	5,000	5,369
Ohio Univ. Gen. Receipts Athens:
5% 12/1/05 (FSA Insured)	1,650	1,718
5% 12/1/06 (FSA Insured)	3,600	3,821
5% 12/1/07 (FSA Insured)	1,285	1,378
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	2,350	2,354
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,099
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Proj.) Series A, 5.4% 6/1/05 (AMBAC Insured)	1,000	1,034
		49,582
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.):
Series 2001, 5% 5/1/05	7,615	7,828
5% 5/1/06	3,200	3,366
		11,194
Oregon - 0.8%
Deschutes & Jefferson Counties School District #2J Redmond 5.5% 6/1/06 (FGIC Insured)	2,610	2,772
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/05 (FSA Insured)	1,210	1,254
5.25% 8/1/06 (FSA Insured)	1,280	1,357
5.25% 8/1/07 (FSA Insured)	1,350	1,452
5.25% 8/1/08 (FSA Insured)	1,425	1,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Dept. of Trans. Hwy. User Tax Rev. 5.5% 11/15/13 (Pre-Refunded to 11/15/12 @ 100) (e)	$ 3,365	$ 3,769
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,135
Portland Gen. Oblig. Series 2004 B, 4% 6/1/06	1,340	1,386
		14,671
Pennsylvania - 2.2%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	2,545	2,625
5.5% 6/15/06	3,065	3,221
5.5% 6/15/07	2,000	2,132
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,707
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,237
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,930
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (b)(d)	6,200	6,261
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,870
Philadelphia Muni. Auth. Rev. Series A:
4% 5/15/05 (FSA Insured)	2,500	2,552
5% 5/15/07 (FSA Insured)	5,500	5,852
5% 5/15/08 (FSA Insured)	5,000	5,362
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,977
		38,726
Puerto Rico - 0.2%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	2,500	2,590
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
4% 4/1/05 (XL Cap. Assurance, Inc. Insured)	1,270	1,293
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,330
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,819
		5,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - 1.9%
Berkeley County School District 7% 4/1/07	$ 2,615	$ 2,910
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06 (a)	1,000	1,044
5% 8/15/07 (a)	1,700	1,791
5% 8/15/08 (a)	1,690	1,781
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,584
Richland County School District #2 Series B, 5% 2/1/05 (FGIC Insured)	1,000	1,020
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,978
5% 1/1/09 (FSA Insured)	1,945	2,095
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	1,705	1,777
5% 1/1/07 (FSA Insured)	4,105	4,345
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,309
Series D:
5% 1/1/06	2,750	2,869
5% 1/1/07	5,000	5,295
		32,798
Tennessee - 1.9%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,275
Memphis Gen. Oblig. 6% 11/1/06	1,585	1,714
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/05 (MBIA Insured)	1,445	1,478
4% 9/1/06 (MBIA Insured)	1,500	1,553
4.5% 9/1/08 (MBIA Insured)	1,620	1,710
4.5% 9/1/09 (MBIA Insured)	1,685	1,775
Metro. Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (d)	1,675	1,755
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (e)	15,750	11,554
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (e)	15,130	9,715
		33,529
Texas - 12.6%
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (e)	6,820	3,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (d)(e)	$ 940	$ 996
6.5% 11/15/05 (MBIA Insured) (d)	6,870	7,263
Austin Gen. Oblig. 5.5% 9/1/15 (Pre-Refunded to 9/1/05 @ 100) (e)	3,380	3,528
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,379
Series A:
0% 11/15/10 (MBIA Insured)	5,300	4,111
5.5% 11/15/06	5,000	5,130
Birdville Independent School District 5% 2/15/10	1,300	1,400
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(d)	6,500	6,731
Corpus Christi Gen. Oblig.:
4% 3/1/05 (FSA Insured)	1,200	1,220
4% 3/1/06 (FSA Insured)	1,285	1,324
5% 3/1/07 (FSA Insured)	2,735	2,899
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,135
4.5% 2/15/06	2,245	2,329
5% 2/15/08	2,000	2,135
Deer Park Independent School District 6% 2/15/05	2,000	2,055
Del Valle Independent School District 5.5% 2/1/09	1,205	1,319
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,046
5% 3/1/07 (AMBAC Insured)	2,000	2,119
5% 3/1/08 (AMBAC Insured)	2,770	2,960
Fort Worth Gen. Oblig. Series A:
5% 3/1/05	1,000	1,023
5% 3/1/06	1,000	1,047
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,365
4% 2/15/08 (FSA Insured)	1,145	1,183
5% 2/15/10 (FSA Insured)	1,710	1,841
4% 2/15/06 (FSA Insured)	2,975	3,063
4% 2/15/07 (FSA Insured)	3,115	3,221
Garland Independent School District:
Series A:
4% 2/15/05	1,000	1,016
4% 2/15/06	500	515
0% 2/15/07	1,610	1,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Gen. Oblig.:
Series 2004 B1, 5% 8/15/06 (FGIC Insured)	$ 3,300	$ 3,482
Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,015
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,976
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,721
5.5% 3/1/06 (Escrowed to Maturity) (e)	420	444
Houston Wtr. & Swr. Sys. Rev. Series B, 5.5% 12/1/08 (Escrowed to Maturity) (e)	6,000	6,599
Katy Independent School District Series A, 4% 2/15/06	1,335	1,374
Killeen Independent School District 4% 2/15/08	1,200	1,240
La Porte Independent School District 4% 2/15/08	2,000	2,067
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,339
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (e)	5,000	5,486
Mesquite Independent School District Series A:
0% 8/15/06	1,115	1,056
5% 8/15/06	1,000	1,055
New Braunfels Independent School District 0% 2/1/07	2,000	1,857
North East Texas Independent School District:
5% 8/1/06	5,600	5,901
7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (e)	3,600	4,268
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,145
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,832
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,500	7,501
Plano Independent School District 5.5% 2/15/13 (Pre-Refunded to 2/15/06 @ 100) (e)	1,900	2,004
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (d)	2,000	2,148
Rockwall Independent School District:
4% 2/15/06	2,370	2,440
5% 2/15/07	3,510	3,717
5% 2/15/08	3,825	4,083
5% 2/15/09	4,690	5,037
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (Escrowed to Maturity) (e)	1,000	992
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (e)	$ 5,000	$ 5,586
5.25% 2/1/07	2,500	2,662
5.25% 2/1/08	1,000	1,077
Spring Independent School District 5% 2/15/08	1,875	2,002
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (d)	3,000	3,136
Series C, 0% 4/1/08 (Escrowed to Maturity) (e)	3,100	2,756
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,115
0% 2/1/05 (MBIA Insured)	3,725	3,692
Texas State Univ. Sys. Fing. Rev. 3% 3/15/05 (FSA Insured)	1,830	1,849
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,507
5% 2/15/11 (AMBAC Insured)	1,250	1,349
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,297
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/06 (MBIA Insured)	4,000	4,212
5% 8/1/07 (MBIA Insured)	1,595	1,699
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,828
4.5% 7/1/06	1,220	1,248
5% 7/1/07	1,000	1,036
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,058
3.75% 2/15/07 (FSA Insured)	5,100	5,239
4% 2/15/08 (FSA Insured)	5,265	5,444
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,228
Webb County Gen. Oblig.:
5% 2/15/05 (FGIC Insured)	1,005	1,027
5% 2/15/06 (FGIC Insured)	1,055	1,103
5% 2/15/07 (FGIC Insured)	1,110	1,176
5% 2/15/08 (FGIC Insured)	1,170	1,249
Wichita Falls Independent School District 0% 2/1/10	2,325	1,869
		222,544
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 2,816
0% 10/1/12 (AMBAC Insured)	3,800	2,670
0% 10/1/13 (AMBAC Insured)	3,760	2,506
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 4% 7/1/05 (AMBAC Insured)	1,000	1,023
		9,015
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12	1,800	1,969
Washington - 8.6%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured) (a)	1,190	1,242
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,432
5% 1/1/07 (FSA Insured)	1,395	1,473
5.25% 1/1/08 (FSA Insured)	1,515	1,627
5.25% 1/1/09 (FSA Insured)	1,595	1,727
5% 1/1/11 (MBIA Insured)	1,680	1,811
Energy Northwest Elec. Rev. (#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	5,000	5,606
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (FSA Insured)	6,300	6,895
5.75% 12/1/15 (FSA Insured)	2,500	2,773
King County Rural Library District 5% 12/1/06 (FSA Insured) (a)	1,045	1,094
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,883
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,127
5% 1/1/07 (FSA Insured)	5,000	5,280
5.25% 1/1/08 (FSA Insured)	3,500	3,759
Port of Seattle Rev.:
Series B:
5.25% 9/1/06 (FGIC Insured) (d)	2,330	2,461
5.5% 2/1/07 (MBIA Insured) (d)	5,775	6,143
Series D, 5.75% 11/1/15 (FGIC Insured) (d)	3,640	3,904
Seattle Gen. Oblig. Series A, 5.75% 1/15/20 (Pre-Refunded to 1/15/06 @ 100) (e)	10,000	10,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	$ 1,690	$ 1,801
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,611
4.5% 12/1/09 (FGIC Insured)	1,000	1,052
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,127
5% 6/1/10 (FSA Insured)	1,000	1,079
5% 6/1/12 (FSA Insured)	2,000	2,157
Washington Gen. Oblig.:
Series 2001 RA, 5.25% 9/1/06	11,750	12,471
Series A:
3.5% 1/1/06 (MBIA Insured)	12,500	12,758
4% 1/1/08 (MBIA Insured)	33,175	34,365
5.5% 7/1/11	3,500	3,848
Series C, 5% 1/1/08 (FSA Insured)	8,320	8,892
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,295
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,261
		152,505
West Virginia - 0.2%
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured) (a)	2,500	2,568
Wisconsin - 1.7%
Franklin Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.5%, tender 5/1/05 (b)(d)	5,000	4,987
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,429
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,055
5% 8/15/10	1,870	1,958
Wisconsin Trans. Rev. Series A:
5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (e)	2,230	2,389
5.75% 7/1/15 (Pre-Refunded to 7/1/06 @ 100) (e)	4,000	4,290
		30,108
TOTAL MUNICIPAL BONDS (Cost $1,748,503)		1,755,865
Municipal Notes - 0.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - 0.3%
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 1.7%, VRDN (b)(d)	4,950	$ 4,950
Oklahoma - 0.3%
Southeastern Oklahoma Indl. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 2000 A, 1.65%, VRDN (b)(d)	6,000	6,000
Oregon - 0.2%
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.) 1.7%, VRDN (b)(d)	4,200	4,200
TOTAL MUNICIPAL NOTES (Cost $15,150)		15,150
Money Market Funds - 0.6%
Shares
Fidelity Municipal Cash Central Fund, 1.10% (c) (Cost $10,879)	10,878,500	10,879
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,774,532)	1,781,894
NET OTHER ASSETS - (0.9)%	(16,732)
NET ASSETS - 100%	$ 1,765,162
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,365,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 9,100
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	43.2%
Electric Utilities	15.5%
Escrowed/Pre-Refunded	10.3%
Transportation	7.1%
Health Care	6.7%
Others* (individually less than 5%)	17.2%
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $404,969,000 and $453,660,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,774,532) - See accompanying schedule		$ 1,781,894
Cash		176
Receivable for fund shares sold		1,523
Interest receivable		21,763
Prepaid expenses		4
Total assets		1,805,360

Liabilities
Payable for investments purchased Regular delivery	$ 8,694
Delayed delivery	28,120
Payable for fund shares redeemed	1,740
Distributions payable	887
Accrued management fee	556
Distribution fees payable	17
Other affiliated payables	147
Other payables and accrued expenses	37
Total liabilities		40,198

Net Assets		$ 1,765,162
Net Assets consist of:
Paid in capital		$ 1,755,427
Undistributed net investment income		347
Accumulated undistributed net realized gain (loss) on investments		2,026
Net unrealized appreciation (depreciation) on investments		7,362
Net Assets		$ 1,765,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($11,987 ÷ 1,162.5 shares)	$ 10.31

Maximum offering price per share (100/96.25 of $10.31)	$ 10.71
Class T: Net Asset Value and redemption price per share ($18,023 ÷ 1,750 shares)	$ 10.30

Maximum offering price per share (100/97.25 of $10.30)	$ 10.59
Class B: Net Asset Value and offering price per share ($3,807 ÷ 369.3 shares) A	$ 10.31

Class C: Net Asset Value and offering price per share ($11,181 ÷ 1,086 shares) A	$ 10.30

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,719,197 ÷ 166,937 shares)	$ 10.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($967 ÷ 93.9 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 28,221

Expenses
Management fee	$ 3,507
Transfer agent fees	696
Distribution fees	90
Accounting fees and expenses	188
Non-interested trustees' compensation	5
Custodian fees and expenses	16
Registration fees	101
Audit	24
Legal	3
Miscellaneous	26
Total expenses before reductions	4,656
Expense reductions	(33)	4,623
Net investment income (loss)		23,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,026
Change in net unrealized appreciation (depreciation) on investment securities		(36,243)
Net gain (loss)		(34,217)
Net increase (decrease) in net assets resulting from operations		$ (10,619)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,598	$ 48,400
Net realized gain (loss)	2,026	12,717
Change in net unrealized appreciation (depreciation)	(36,243)	(8,571)
Net increase (decrease) in net assets resulting from operations	(10,619)	52,546
Distributions to shareholders from net investment income	(23,602)	(48,268)
Distributions to shareholders from net realized gain	-	(12,396)
Total distributions	(23,602)	(60,664)
Share transactions - net increase (decrease)	(75,024)	199,628
Redemption fees	55	43
Total increase (decrease) in net assets	(109,190)	191,553

Net Assets
Beginning of period	1,874,352	1,682,799
End of period (including undistributed net investment income of $347 and undistributed net investment income of $351, respectively)	$ 1,765,162	$ 1,874,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.123	.115
Net realized and unrealized gain (loss)	(.189)	.071
Total from investment operations	(.066)	.186
Distributions from net investment income	(.124)	(.111)
Distributions from net realized gain	-	(.065)
Total distributions	(.124)	(.176)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.31	$ 10.50
Total ReturnB,C,D	(.64)%	1.78%
Ratios to Average Net AssetsG
Expenses before expense reductions	.65%A	.65%A
Expenses net of voluntary waivers, if any	.65%A	.65%A
Expenses net of all reductions	.65%A	.64%A
Net investment income (loss)	2.39%A	2.52%A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 9
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.117	.110
Net realized and unrealized gain (loss)	(.179)	.050
Total from investment operations	(.062)	.160
Distributions from net investment income	(.118)	(.105)
Distributions from net realized gain	-	(.065)
Total distributions	(.118)	(.170)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.30	$ 10.48
Total ReturnB,C,D	(.60)%	1.54%
Ratios to Average Net AssetsG
Expenses before expense reductions	.77%A	.77%A
Expenses net of voluntary waivers, if any	.77%A	.77%A
Expenses net of all reductions	.77%A	.76%A
Net investment income (loss)	2.27%A	2.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 12
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.084	.081
Net realized and unrealized gain (loss)	(.180)	.059
Total from investment operations	(.096)	.140
Distributions from net investment income	(.084)	(.075)
Distributions from net realized gain	-	(.065)
Total distributions	(.084)	(.140)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.31	$ 10.49
Total ReturnB,C,D	(.92)%	1.34%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.41%A	1.40%A
Expenses net of voluntary waivers, if any	1.41%A	1.40%A
Expenses net of all reductions	1.41%A	1.39%A
Net investment income (loss)	1.63%A	1.78%A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 2
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.078	.077
Net realized and unrealized gain (loss)	(.180)	.048
Total from investment operations	(.102)	.125
Distributions from net investment income	(.078)	(.070)
Distributions from net realized gain	-	(.065)
Total distributions	(.078)	(.135)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.30	$ 10.48
Total ReturnB,C,D	(.98)%	1.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.53%A	1.50%A
Expenses net of voluntary waivers, if any	1.53%A	1.50%A
Expenses net of all reductions	1.53%A	1.49%A
Net investment income (loss)	1.51%A	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 8
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000H	2000F	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00	$ 10.15
Income from Investment Operations
Net investment income (loss)	.133D	.283D	.336D	.396D,G	.139D	.399D	.395
Net realized and unrealized gain (loss)	(.180)	.030	.317	.173G	.092	.034	(.150)
Total from investment operations	(.047)	.313	.653	.569	.231	.433	.245
Distributions from net investment income	(.133)	(.283)	(.339)	(.396)	(.140)	(.400)	(.395)
Distributions from net realized gain	-	(.070)	(.064)	(.023)	(.001)	-	-
Distributions in excess of net realized gain	-	-	-	-	-	(.003)	-
Total distributions	(.133)	(.353)	(.403)	(.419)	(.141)	(.403)	(.395)
Redemption fees added to paid in capital	-D,I	-D,I	-D,I	-D,I	-	-	-
Net asset value, end of period	$ 10.30	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Total ReturnB,C	(.46)%	3.01%	6.47%	5.70%	2.32%	4.45%	2.44%
Ratios to Average Net AssetsE
Expenses before expense reductions	.49%A	.49%	.49%	.49%	.49%A	.55%	.55%
Expenses net of voluntary waivers, if any	.49%A	.49%	.49%	.49%	.49%A	.54%	.55%
Expenses net of all reductions	.49%A	.47%	.45%	.41%	.45%A	.54%	.55%
Net investment income (loss)	2.55%A	2.69%	3.23%	3.85%G	4.17%A	4.02%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,719	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904	$ 698
Portfolio turnover rate	45%A	34%	38%	43%	106%A	53%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended August 31.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the four months ended December 31.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income (loss) D	.130	.125
Net realized and unrealized gain (loss)	(.188)	.059
Total from investment operations	(.058)	.184
Distributions from net investment income	(.132)	(.119)
Distributions from net realized gain	-	(.065)
Total distributions	(.132)	(.184)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 10.30	$ 10.49
Total ReturnB,C	(.56)%	1.77%
Ratios to Average Net AssetsF
Expenses before expense reductions	.50%A	.48%A
Expenses net of voluntary waivers, if any	.50%A	.48%A
Expenses net of all reductions	.50%A	.47%A
Net investment income (loss)	2.54%A	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 967	$ 414
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains and market discount.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,738
Unrealized depreciation	(11,025)
Net unrealized appreciation (depreciation)	$ 7,713
Cost for federal income tax purposes	$ 1,774,181

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 10	$ -
Class T	0%	.25%	19	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	47	42
			$ 90	$ 52

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16
Class T	5
Class B*	2
Class C*	12
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 6	.09*
Class T	7	.10*
Class B	1	.09*
Class C	5	.11*
Spartan Short-Intermediate Municipal Income	676	.07*
Institutional Class	1	.08*
	$ 696

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $231 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan Short-Intermediate Municipal Income operating expenses. During the period, this reimbursement reduced the class' expenses by $31.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2004	Year ended December 31, 2003A
From net investment income
Class A	$ 151	$ 41
Class T	169	55
Class B	25	11
Class C	71	31
Spartan Short-Intermediate Municipal Income	23,179	48,127
Institutional Class	7	3
Total	$ 23,602	$ 48,268
From net realized gain
Class A	$ -	$ 38
Class T	-	64
Class B	-	14
Class C	-	44
Spartan Short-Intermediate Municipal Income	-	12,233
Institutional Class	-	3
Total	$ -	$ 12,396

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2004	Year ended December 31, 2003A	Six months ended June 30, 2004	Year ended December 31, 2003A
Class A
Shares sold	839	946	$ 8,807	$ 9,927
Reinvestment of distributions	11	5	112	55
Shares redeemed	(555)	(84)	(5,728)	(882)
Net increase (decrease)	295	867	$ 3,191	$ 9,100
Class T
Shares sold	972	1,169	$ 10,170	$ 12,269
Reinvestment of distributions	12	8	125	80
Shares redeemed	(389)	(22)	(4,078)	(231)
Net increase (decrease)	595	1,155	$ 6,217	$ 12,118
Class B
Shares sold	174	234	$ 1,827	$ 2,454
Reinvestment of distributions	2	2	16	17
Shares redeemed	(41)	(2)	(430)	(16)
Net increase (decrease)	135	234	$ 1,413	$ 2,455
Class C
Shares sold	510	777	$ 5,308	$ 8,150
Reinvestment of distributions	4	3	40	36
Shares redeemed	(151)	(57)	(1,560)	(598)
Net increase (decrease)	363	723	$ 3,788	$ 7,588
Spartan Short-Intermediate Municipal Income
Shares sold	37,757	89,461	$ 395,317	$ 942,790
Reinvestment of distributions	1,721	4,591	17,938	48,317
Shares redeemed	(48,295)	(78,187)	(503,452)	(823,154)
Net increase (decrease)	(8,817)	15,865	$ (90,197)	$ 167,953
Institutional Class
Shares sold	83	41	$ 860	$ 434
Reinvestment of distributions	-	1	3	4
Shares redeemed	(29)	(2)	(299)	(24)
Net increase (decrease)	54	40	$ 564	$ 414

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares)
to December 31, 2003.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASTMI-USAN-0804
1.803550.100

Spartan®

Short-Intermediate
Municipal Income

Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	29	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	39	Notes to the financial statements.
Proxy Voting Results	46

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	12.6	14.0
Illinois	8.8	7.8
Washington	8.6	7.7
California	8.5	5.4
New York	7.6	6.6
Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.2	45.3
Electric Utilities	15.5	15.1
Escrowed/Pre-Refunded	10.3	6.2
Transportation	7.1	9.3
Health Care	6.7	5.8
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	3.2	3.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	2.8	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 59.6%	AAA 58.4%
AA,A 31.7%	AA,A 31.1%
BBB 6.4%	BBB 7.0%
BB and Below 0.3%	BB and Below 0.0%
Not Rated 1.5%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount (000s)	Value (Note 1) (000s)

Alabama - 2.6%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (e)	$ 2,000	$ 2,162
Alabama Fed. Hwy. Fin. Auth. Series A, 5% 3/1/10 (MBIA Insured)	5,000	5,415
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,750	1,855
5.25% 10/1/08 (MBIA Insured) (d)	2,900	3,078
5.75% 10/1/09 (MBIA Insured) (d)	4,000	4,340
Jefferson County Gen. Oblig. Series 2003 A:
5% 4/1/06 (MBIA Insured)	3,000	3,147
5% 4/1/07 (MBIA Insured)	3,000	3,188
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	13,025	14,144
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (e)	3,900	4,383
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,060
5% 2/1/08 (MBIA Insured)	1,475	1,577
Opelika Gen. Oblig. Series A, 5% 4/1/05 (MBIA Insured)	1,225	1,256
		45,605
Alaska - 1.9%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.1% 7/1/04 (AMBAC Insured) (d)	3,630	3,630
5.15% 7/1/05 (AMBAC Insured) (d)	1,950	2,016
5.85% 7/1/13 (AMBAC Insured) (d)	3,285	3,534
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (e)	2,500	2,825
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,838
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,578
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,340
0% 6/30/07 (MBIA Insured)	7,050	6,454
0% 6/30/08 (MBIA Insured)	4,240	3,712
		32,927
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - 0.8%
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.):
5% 10/1/05	$ 2,160	$ 2,242
5% 10/1/06	2,525	2,669
Maricopa County School District #28 Kyrene Elementary Series B, 0% 7/1/04 (FGIC Insured)	3,000	3,000
Pima County Gen. Oblig. 4% 7/1/04 (FSA Insured)	815	815
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series B, 7% 1/1/05	760	780
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/05	2,285	2,373
Tucson Gen. Oblig. Series 2002, 5% 7/1/05	1,000	1,033
Tucson Wtr. Rev. Series 2002, 5.5% 7/1/06 (FGIC Insured)	980	1,043
		13,955
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,096
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,037
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,041
4.25% 9/1/07 (FGIC Insured)	2,175	2,277
		5,451
California - 8.5%
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y, 5% 12/1/06 (FGIC Insured)	5,000	5,354
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	29,544
5.25% 5/1/10 (MBIA Insured)	1,100	1,207
California Gen. Oblig.:
4.4% 8/1/07	1,000	1,048
5% 2/1/09	1,640	1,753
5% 6/1/09	1,000	1,071
5% 2/1/10	2,000	2,142
5.125% 9/1/12	1,000	1,067
5.25% 11/1/08	1,045	1,133
5.25% 2/1/10 (FSA Insured)	7,265	7,963
5.25% 2/1/11	6,425	6,950
5.5% 6/1/05	4,725	4,881
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.75% 10/1/08	$ 1,085	$ 1,196
6.4% 9/1/08	3,075	3,455
6.5% 9/1/10	1,740	2,003
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (b)(d)	15,000	15,053
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (b)(d)	5,000	4,985
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,165
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,230
5% 6/1/08	6,000	6,373
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	10,000	10,161
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,759
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured) (a)	1,770	1,822
5.25% 7/1/08 (MBIA Insured) (a)	855	891
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,357
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (d)	3,490	3,595
5.5% 5/15/06 (d)	3,000	3,163
Los Angeles Hbr. Dept. Rev. Series A:
5.5% 8/1/04 (AMBAC Insured) (d)	2,000	2,006
5.5% 8/1/06 (AMBAC Insured) (d)	1,495	1,589
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,612
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (f)	9,100	9,365
		150,802
Colorado - 1.0%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.:
Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (e)	4,500	3,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.: - continued
Series E 470:
0% 8/31/07 (Pre-Refunded to 8/31/05 @ 89.2392) (e)	$ 2,000	$ 1,747
0% 8/31/15 (Pre-Refunded to 8/31/05 @ 48.6181) (e)	10,075	4,795
Arapahoe County Cherry Creek School District #5 Series B, 6% 12/15/04	1,395	1,424
Denver City & County Arpt. Rev. Series 2001 B, 5.25% 11/15/04 (FGIC Insured) (d)	1,200	1,216
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (MBIA Insured)	2,200	2,080
0% 9/1/07 (MBIA Insured)	3,200	2,904
		17,819
Connecticut - 1.2%
Connecticut Gen. Oblig. Series 2002 C, 5% 12/15/08	1,930	2,079
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,323
4.5% 7/1/08 (MBIA Insured)	1,045	1,105
5% 7/1/09 (MBIA Insured)	1,000	1,077
Connecticut Spl. Oblig. Series 2004 A:
4% 12/30/05	3,205	3,301
5% 12/30/06	6,560	6,961
5% 12/30/07	4,535	4,878
		20,724
District Of Columbia - 1.6%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,320
5% 1/1/06 (AMBAC Insured)	1,000	1,040
5% 1/1/07 (AMBAC Insured)	1,000	1,054
5.25% 1/1/08 (AMBAC Insured)	935	1,000
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,975
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,452
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 8/15/31 (Pre-Refunded to 2/16/07 @ 100) (b)(e)	9,000	10,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
Metro. Washington Arpt. Auth. Sys. Rev. Series D:
4% 10/1/05 (FSA Insured) (d)	$ 1,000	$ 1,022
4% 10/1/06 (FSA Insured) (d)	1,750	1,799
4% 10/1/07 (FSA Insured) (d)	1,000	1,028
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (d)	6,460	6,893
		28,594
Florida - 4.7%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	555
Broward County School District Series A, 5% 2/15/08	5,810	6,219
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,606
5.2% 7/15/07 (AMBAC Insured)	8,500	9,148
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,200	1,354
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	20,300	20,550
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,111
4.25%, tender 8/1/07 (b)(d)	6,000	6,060
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,517
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/06 (AMBAC Insured)	3,365	3,529
5% 4/1/08 (AMBAC Insured)	2,825	3,032
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,597
Miami-Dade County School District:
Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,646
Series 1995, 5.1% 8/1/06 (MBIA Insured) (a)	1,935	2,048
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (b)	2,910	2,921
Palm Beach County School District 5% 8/1/05 (MBIA Insured)	5,000	5,175
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (d)	1,500	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Reedy Creek Impt. District Utils. Rev. Series 2, 5% 10/1/05 (MBIA Insured)	$ 1,685	$ 1,750
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,950
		83,336
Georgia - 1.6%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (e)	6,000	6,367
Dalton Bldg. Auth. Rev. Series 2001, 5% 7/1/05	6,030	6,229
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,399
Georgia Gen. Oblig.:
Series B, 6.25% 4/1/06	1,750	1,874
Series C, 6.5% 7/1/07	2,185	2,432
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	7,100	7,378
Gwinnett County Gen. Oblig. 4% 1/1/06	1,035	1,065
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,173
		28,917
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	3,850	4,642
Hawaii Gen. Oblig.:
Series 2001 CV, 5% 8/1/05 (FGIC Insured)	3,610	3,734
Series CS, 5% 4/1/08 (MBIA Insured)	2,200	2,362
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,579
Honolulu City & County Gen. Oblig. Series B, 5.5% 11/1/04 (FGIC Insured)	465	471
		14,788
Illinois - 8.8%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,439
5% 1/1/08 (MBIA Insured)	1,190	1,269
5% 1/1/07 (FGIC Insured)	1,000	1,058
Chicago Midway Arpt. Rev. Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,057
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (d)	$ 2,670	$ 2,801
Series A:
5.5% 1/1/08 (AMBAC Insured)	5,000	5,298
6% 1/1/05 (AMBAC Insured)	1,030	1,053
5.5% 1/1/10 (AMBAC Insured) (d)	5,000	5,380
Chicago Park District Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,699
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,549
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,912
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A:
4% 6/1/06 (AMBAC Insured)	4,810	4,821
4.25% 6/1/08 (AMBAC Insured)	3,600	3,724
Cook County Gen. Oblig. Series 2003 B:
5% 11/15/06 (MBIA Insured)	14,685	15,593
5% 11/15/07 (MBIA Insured)	5,000	5,363
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,846
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,000	5,937
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10 (a)	1,900	2,068
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,267
(Univ. of Chicago Proj.) Series 2004 B1, 3.45%, tender 7/1/36 (b)	4,700	4,705
Illinois Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3.65%, tender 5/1/07 (b)(d)	6,100	6,066
Illinois Gen. Oblig.:
First Series:
5% 8/1/05	1,000	1,034
5% 8/1/06	8,160	8,609
5.25% 4/1/08 (MBIA Insured)	1,035	1,120
5.5% 8/1/10	1,405	1,556
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (e)	7,075	8,019
Series A, 5% 10/1/09	2,600	2,806
5% 6/1/07	6,265	6,675
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,126
Illinois Sales Tax Rev. 5.375% 6/15/08	4,235	4,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	$ 2,270	$ 2,507
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,778
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,483
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5% 10/1/04 (FGIC Insured)	510	515
5.25% 10/1/05 (FGIC Insured)	560	583
5.25% 10/1/06 (FGIC Insured)	695	740
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,545
Rosemont Gen. Oblig. (Tax Increment #3 Proj.) 0% 12/1/07 (FGIC Insured)	3,000	2,693
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,179
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,287
		154,763
Indiana - 1.6%
Hamilton Southeastern Consolidated School Bldg. Corp.:
5% 1/15/10 (FSA Insured)	1,835	1,972
5% 1/15/11 (FSA Insured)	1,910	2,050
5% 1/15/12 (FSA Insured)	1,990	2,133
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
5% 11/15/04	1,300	1,317
5.5% 11/15/05	1,000	1,047
5.5% 11/15/06	1,000	1,065
Indiana Univ. Revs. (Student Fee Proj.) Series H, 0% 8/1/05 (AMBAC Insured)	5,500	5,386
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,134
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,763
		28,867
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	2,400	2,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - continued
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.): - continued
Series C, 2.25%, tender 9/1/04 (b)	$ 7,000	$ 6,997
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (b)	3,700	3,714
		13,189
Kentucky - 0.6%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (d)	1,185	1,252
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/07 (AMBAC Insured)	10,000	9,323
		10,575
Louisiana - 0.4%
New Orleans Audubon Commission Series A:
3% 10/1/05 (FSA Insured)	1,930	1,956
4% 10/1/06 (FSA Insured)	1,990	2,064
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,500	3,707
		7,727
Maryland - 0.8%
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.) First Series, 5.5% 3/1/09	10,615	11,741
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,676
		13,417
Massachusetts - 5.5%
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,266
5.875% 8/1/08	1,630	1,765
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (e)	2,570	2,874
Series 2001 A, 5.5% 1/1/11	5,000	5,524
Series 2002 B, 5% 2/1/06	40,000	41,785
Series 2003 A, 5.375% 8/1/08	5,165	5,615
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	13,975	14,835
5.5% 10/1/10 (MBIA Insured)	1,130	1,257
Series A, 5.5% 2/1/07 (MBIA Insured)	7,500	8,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.):
5% 7/1/04	$ 1,805	$ 1,805
5.5% 7/1/05	1,000	1,015
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (e)	3,000	3,236
New England Ed. Ln. Marketing Corp.:
Series A, 5.7% 7/1/05 (d)	2,800	2,902
Series F, 5.625% 7/1/04 (d)	3,500	3,500
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,044
		96,481
Michigan - 4.3%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	2,000	2,138
Chippewa Valley Schools:
4% 5/1/06	1,000	1,034
4% 5/1/07	2,610	2,704
5% 5/1/08	1,260	1,352
Detroit City School District 5.05% 5/1/06	4,845	5,089
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,799
Series 2004 B, 5% 4/1/07 (FSA Insured)	4,055	4,309
Series A:
5% 4/1/06 (FSA Insured) (a)	2,200	2,265
5% 4/1/07 (FSA Insured) (a)	6,910	7,221
5% 4/1/08 (MBIA Insured)	14,545	15,592
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (e)	2,000	2,259
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	2,006
Holly Area School District Series 1999, 5.375% 5/1/11 (Pre-Refunded to 5/1/05 @ 101) (e)	1,275	1,327
Michigan Gen. Oblig. Series 1995, 5.7% 12/1/12 (Pre-Refunded to 12/1/05 @ 102) (e)	11,985	12,854
Michigan Hosp. Fin. Auth. Hosp. Rev. (Sparrow Hosp. Obligated Group Proj.) 5% 11/15/04	1,500	1,518
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (b)(d)	7,000	7,008
		76,475
Minnesota - 1.0%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	$ 1,420	$ 1,462
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,259
5.25% 12/1/10	500	516
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,352
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
5% 1/1/06 (AMBAC Insured)	4,875	5,081
5% 1/1/08 (AMBAC Insured)	2,410	2,574
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,017
		16,913
Mississippi - 0.9%
Jackson Wtr. & Swr. Sys. Rev. Series 2003:
5% 9/1/05 (FSA Insured)	5,285	5,477
5% 9/1/07 (FSA Insured)	5,825	6,216
5% 9/1/08 (FSA Insured)	2,620	2,810
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (d)	1,190	1,254
		15,757
Missouri - 0.5%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,345
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,081
5% 2/1/08 (FGIC Insured)	2,000	2,138
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,163
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,725
		9,452
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	2,962
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - 2.2%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.):
3% 1/15/05	$ 1,870	$ 1,886
4% 1/15/06	1,000	1,029
Lincoln Wtrwks. Rev. Series 2003, 5% 8/15/05	3,265	3,382
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,228
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,658
0% 1/1/07 (MBIA Insured)	4,000	3,727
		38,910
Nevada - 1.0%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (d)	800	825
5% 7/1/06 (AMBAC Insured) (d)	800	838
5% 7/1/08 (AMBAC Insured) (d)	2,215	2,338
5% 7/1/09 (AMBAC Insured) (d)	2,700	2,854
5% 7/1/10 (AMBAC Insured) (d)	1,225	1,287
5% 7/1/11 (AMBAC Insured) (d)	1,790	1,867
Clark County Gen. Oblig. 6% 7/1/06	1,000	1,074
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	1,600	1,803
5.75% 6/15/10 (Pre-Refunded to 6/15/06 @ 101) (e)	2,200	2,377
Washoe County Gen. Oblig. 4% 9/1/05 (FSA Insured)	2,170	2,224
		17,487
New Jersey - 0.8%
New Jersey Economic Dev. Auth. Solid Waste Rev. (Waste Mgmt. of New Jersey, Inc. Proj.) Series 2004 A, 2.85%, tender 6/1/05 (b)(d)	5,000	4,999
New Jersey Trans. Trust Fund Auth. Series 2001 A, 5% 6/15/06	6,300	6,630
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,081
North Jersey District Wtr. Supply Commission (Wanaque South Proj.) Series A, 5% 7/1/05 (MBIA Insured)	1,680	1,735
		14,445
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey/Pennsylvania - 0.4%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
3% 7/1/04	$ 1,630	$ 1,630
5% 7/1/09	5,170	5,496
		7,126
New Mexico - 1.2%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,955
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,669
		20,624
New York - 7.6%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,285
5% 1/1/12	1,175	1,259
Metro. Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (e)	1,520	1,610
5.375% 7/1/09 (Escrowed to Maturity) (e)	3,635	4,016
Metropolitan Trans. Auth. Svc. Contract Rev. Series B:
4% 1/1/05	4,265	4,318
5% 1/1/06	10,110	10,549
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	857
5% 9/1/12 (FGIC Insured)	1,500	1,597
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,793
Series 2004 G, 5% 8/1/09	8,000	8,531
Series A, 5.25% 11/1/14 (MBIA Insured)	600	648
Series E, 6% 8/1/11	1,250	1,351
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,074
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,903
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,325
Series 2003 A:
5% 1/1/06	1,250	1,300
5% 1/1/07	10,855	11,411
5% 3/15/08	2,000	2,132
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (e)	2,615	2,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	$ 1,750	$ 1,831
4.5% 2/1/08	1,500	1,578
5% 2/1/09	2,035	2,184
Suffolk County Gen. Oblig. Series 2004 B, 5% 5/1/06 (FSA Insured) (a)	2,200	2,312
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	4,018
Series A1:
5.25% 6/1/12	5,000	5,194
5.25% 6/1/13	17,500	18,129
Series B1, 5% 6/1/06	17,815	18,590
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (e)	3,745	4,193
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (e)	10,000	11,016
		134,830
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,200	1,245
127th Series, 5% 12/15/08 (AMBAC Insured) (d)	3,510	3,752
		4,997
North Carolina - 1.1%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	5,115
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,343
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,697
Series A, 5.5% 1/1/10	3,000	3,214
Series B, 6% 1/1/05	2,000	2,025
Series C, 5% 1/1/08	1,190	1,245
Series D, 5.375% 1/1/10	3,700	3,942
		18,581
North Dakota - 0.1%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/05 (FGIC Insured)	2,060	2,128
Ohio - 2.8%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	$ 1,960	$ 2,053
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,496
Montgomery County Rev. (Catholic Health Initiatives Proj.) 4% 9/1/04	1,695	1,702
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 2.5%, tender 7/1/04 (b)	4,700	4,700
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Prog.) Series A:
5.75% 4/1/08	3,555	3,905
6% 10/1/05	5,600	5,882
Ohio Gen. Oblig. Series IIA, 5.25% 12/1/05	5,000	5,223
Ohio Rev. Series 2003 1, 5% 6/15/08	5,000	5,369
Ohio Univ. Gen. Receipts Athens:
5% 12/1/05 (FSA Insured)	1,650	1,718
5% 12/1/06 (FSA Insured)	3,600	3,821
5% 12/1/07 (FSA Insured)	1,285	1,378
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	2,350	2,354
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,099
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Proj.) Series A, 5.4% 6/1/05 (AMBAC Insured)	1,000	1,034
		49,582
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.):
Series 2001, 5% 5/1/05	7,615	7,828
5% 5/1/06	3,200	3,366
		11,194
Oregon - 0.8%
Deschutes & Jefferson Counties School District #2J Redmond 5.5% 6/1/06 (FGIC Insured)	2,610	2,772
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/05 (FSA Insured)	1,210	1,254
5.25% 8/1/06 (FSA Insured)	1,280	1,357
5.25% 8/1/07 (FSA Insured)	1,350	1,452
5.25% 8/1/08 (FSA Insured)	1,425	1,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Dept. of Trans. Hwy. User Tax Rev. 5.5% 11/15/13 (Pre-Refunded to 11/15/12 @ 100) (e)	$ 3,365	$ 3,769
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,135
Portland Gen. Oblig. Series 2004 B, 4% 6/1/06	1,340	1,386
		14,671
Pennsylvania - 2.2%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	2,545	2,625
5.5% 6/15/06	3,065	3,221
5.5% 6/15/07	2,000	2,132
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,707
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,237
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,930
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (b)(d)	6,200	6,261
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,870
Philadelphia Muni. Auth. Rev. Series A:
4% 5/15/05 (FSA Insured)	2,500	2,552
5% 5/15/07 (FSA Insured)	5,500	5,852
5% 5/15/08 (FSA Insured)	5,000	5,362
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,977
		38,726
Puerto Rico - 0.2%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	2,500	2,590
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
4% 4/1/05 (XL Cap. Assurance, Inc. Insured)	1,270	1,293
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,330
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,819
		5,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - 1.9%
Berkeley County School District 7% 4/1/07	$ 2,615	$ 2,910
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06 (a)	1,000	1,044
5% 8/15/07 (a)	1,700	1,791
5% 8/15/08 (a)	1,690	1,781
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,584
Richland County School District #2 Series B, 5% 2/1/05 (FGIC Insured)	1,000	1,020
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,978
5% 1/1/09 (FSA Insured)	1,945	2,095
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	1,705	1,777
5% 1/1/07 (FSA Insured)	4,105	4,345
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,309
Series D:
5% 1/1/06	2,750	2,869
5% 1/1/07	5,000	5,295
		32,798
Tennessee - 1.9%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,275
Memphis Gen. Oblig. 6% 11/1/06	1,585	1,714
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/05 (MBIA Insured)	1,445	1,478
4% 9/1/06 (MBIA Insured)	1,500	1,553
4.5% 9/1/08 (MBIA Insured)	1,620	1,710
4.5% 9/1/09 (MBIA Insured)	1,685	1,775
Metro. Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (d)	1,675	1,755
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (e)	15,750	11,554
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (e)	15,130	9,715
		33,529
Texas - 12.6%
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (e)	6,820	3,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (d)(e)	$ 940	$ 996
6.5% 11/15/05 (MBIA Insured) (d)	6,870	7,263
Austin Gen. Oblig. 5.5% 9/1/15 (Pre-Refunded to 9/1/05 @ 100) (e)	3,380	3,528
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,379
Series A:
0% 11/15/10 (MBIA Insured)	5,300	4,111
5.5% 11/15/06	5,000	5,130
Birdville Independent School District 5% 2/15/10	1,300	1,400
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(d)	6,500	6,731
Corpus Christi Gen. Oblig.:
4% 3/1/05 (FSA Insured)	1,200	1,220
4% 3/1/06 (FSA Insured)	1,285	1,324
5% 3/1/07 (FSA Insured)	2,735	2,899
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,135
4.5% 2/15/06	2,245	2,329
5% 2/15/08	2,000	2,135
Deer Park Independent School District 6% 2/15/05	2,000	2,055
Del Valle Independent School District 5.5% 2/1/09	1,205	1,319
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,046
5% 3/1/07 (AMBAC Insured)	2,000	2,119
5% 3/1/08 (AMBAC Insured)	2,770	2,960
Fort Worth Gen. Oblig. Series A:
5% 3/1/05	1,000	1,023
5% 3/1/06	1,000	1,047
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,365
4% 2/15/08 (FSA Insured)	1,145	1,183
5% 2/15/10 (FSA Insured)	1,710	1,841
4% 2/15/06 (FSA Insured)	2,975	3,063
4% 2/15/07 (FSA Insured)	3,115	3,221
Garland Independent School District:
Series A:
4% 2/15/05	1,000	1,016
4% 2/15/06	500	515
0% 2/15/07	1,610	1,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Gen. Oblig.:
Series 2004 B1, 5% 8/15/06 (FGIC Insured)	$ 3,300	$ 3,482
Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,015
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,976
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,721
5.5% 3/1/06 (Escrowed to Maturity) (e)	420	444
Houston Wtr. & Swr. Sys. Rev. Series B, 5.5% 12/1/08 (Escrowed to Maturity) (e)	6,000	6,599
Katy Independent School District Series A, 4% 2/15/06	1,335	1,374
Killeen Independent School District 4% 2/15/08	1,200	1,240
La Porte Independent School District 4% 2/15/08	2,000	2,067
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,339
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (e)	5,000	5,486
Mesquite Independent School District Series A:
0% 8/15/06	1,115	1,056
5% 8/15/06	1,000	1,055
New Braunfels Independent School District 0% 2/1/07	2,000	1,857
North East Texas Independent School District:
5% 8/1/06	5,600	5,901
7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (e)	3,600	4,268
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,145
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,832
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,500	7,501
Plano Independent School District 5.5% 2/15/13 (Pre-Refunded to 2/15/06 @ 100) (e)	1,900	2,004
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (d)	2,000	2,148
Rockwall Independent School District:
4% 2/15/06	2,370	2,440
5% 2/15/07	3,510	3,717
5% 2/15/08	3,825	4,083
5% 2/15/09	4,690	5,037
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (Escrowed to Maturity) (e)	1,000	992
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (e)	$ 5,000	$ 5,586
5.25% 2/1/07	2,500	2,662
5.25% 2/1/08	1,000	1,077
Spring Independent School District 5% 2/15/08	1,875	2,002
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (d)	3,000	3,136
Series C, 0% 4/1/08 (Escrowed to Maturity) (e)	3,100	2,756
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,115
0% 2/1/05 (MBIA Insured)	3,725	3,692
Texas State Univ. Sys. Fing. Rev. 3% 3/15/05 (FSA Insured)	1,830	1,849
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,507
5% 2/15/11 (AMBAC Insured)	1,250	1,349
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,297
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/06 (MBIA Insured)	4,000	4,212
5% 8/1/07 (MBIA Insured)	1,595	1,699
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,828
4.5% 7/1/06	1,220	1,248
5% 7/1/07	1,000	1,036
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,058
3.75% 2/15/07 (FSA Insured)	5,100	5,239
4% 2/15/08 (FSA Insured)	5,265	5,444
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,228
Webb County Gen. Oblig.:
5% 2/15/05 (FGIC Insured)	1,005	1,027
5% 2/15/06 (FGIC Insured)	1,055	1,103
5% 2/15/07 (FGIC Insured)	1,110	1,176
5% 2/15/08 (FGIC Insured)	1,170	1,249
Wichita Falls Independent School District 0% 2/1/10	2,325	1,869
		222,544
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 2,816
0% 10/1/12 (AMBAC Insured)	3,800	2,670
0% 10/1/13 (AMBAC Insured)	3,760	2,506
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 4% 7/1/05 (AMBAC Insured)	1,000	1,023
		9,015
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12	1,800	1,969
Washington - 8.6%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured) (a)	1,190	1,242
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,432
5% 1/1/07 (FSA Insured)	1,395	1,473
5.25% 1/1/08 (FSA Insured)	1,515	1,627
5.25% 1/1/09 (FSA Insured)	1,595	1,727
5% 1/1/11 (MBIA Insured)	1,680	1,811
Energy Northwest Elec. Rev. (#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	5,000	5,606
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (FSA Insured)	6,300	6,895
5.75% 12/1/15 (FSA Insured)	2,500	2,773
King County Rural Library District 5% 12/1/06 (FSA Insured) (a)	1,045	1,094
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,883
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,127
5% 1/1/07 (FSA Insured)	5,000	5,280
5.25% 1/1/08 (FSA Insured)	3,500	3,759
Port of Seattle Rev.:
Series B:
5.25% 9/1/06 (FGIC Insured) (d)	2,330	2,461
5.5% 2/1/07 (MBIA Insured) (d)	5,775	6,143
Series D, 5.75% 11/1/15 (FGIC Insured) (d)	3,640	3,904
Seattle Gen. Oblig. Series A, 5.75% 1/15/20 (Pre-Refunded to 1/15/06 @ 100) (e)	10,000	10,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	$ 1,690	$ 1,801
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,611
4.5% 12/1/09 (FGIC Insured)	1,000	1,052
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,127
5% 6/1/10 (FSA Insured)	1,000	1,079
5% 6/1/12 (FSA Insured)	2,000	2,157
Washington Gen. Oblig.:
Series 2001 RA, 5.25% 9/1/06	11,750	12,471
Series A:
3.5% 1/1/06 (MBIA Insured)	12,500	12,758
4% 1/1/08 (MBIA Insured)	33,175	34,365
5.5% 7/1/11	3,500	3,848
Series C, 5% 1/1/08 (FSA Insured)	8,320	8,892
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,295
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,261
		152,505
West Virginia - 0.2%
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured) (a)	2,500	2,568
Wisconsin - 1.7%
Franklin Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.5%, tender 5/1/05 (b)(d)	5,000	4,987
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,429
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,055
5% 8/15/10	1,870	1,958
Wisconsin Trans. Rev. Series A:
5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (e)	2,230	2,389
5.75% 7/1/15 (Pre-Refunded to 7/1/06 @ 100) (e)	4,000	4,290
		30,108
TOTAL MUNICIPAL BONDS (Cost $1,748,503)		1,755,865
Municipal Notes - 0.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - 0.3%
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 1.7%, VRDN (b)(d)	4,950	$ 4,950
Oklahoma - 0.3%
Southeastern Oklahoma Indl. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 2000 A, 1.65%, VRDN (b)(d)	6,000	6,000
Oregon - 0.2%
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.) 1.7%, VRDN (b)(d)	4,200	4,200
TOTAL MUNICIPAL NOTES (Cost $15,150)		15,150
Money Market Funds - 0.6%
Shares
Fidelity Municipal Cash Central Fund, 1.10% (c) (Cost $10,879)	10,878,500	10,879
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,774,532)	1,781,894
NET OTHER ASSETS - (0.9)%	(16,732)
NET ASSETS - 100%	$ 1,765,162
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,365,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 9,100
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	43.2%
Electric Utilities	15.5%
Escrowed/Pre-Refunded	10.3%
Transportation	7.1%
Health Care	6.7%
Others* (individually less than 5%)	17.2%
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $404,969,000 and $453,660,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) J	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,774,532) - See accompanying schedule		$ 1,781,894
Cash		176
Receivable for fund shares sold		1,523
Interest receivable		21,763
Prepaid expenses		4
Total assets		1,805,360

Liabilities
Payable for investments purchased Regular delivery	$ 8,694
Delayed delivery	28,120
Payable for fund shares redeemed	1,740
Distributions payable	887
Accrued management fee	556
Distribution fees payable	17
Other affiliated payables	147
Other payables and accrued expenses	37
Total liabilities		40,198

Net Assets		$ 1,765,162
Net Assets consist of:
Paid in capital		$ 1,755,427
Undistributed net investment income		347
Accumulated undistributed net realized gain (loss) on investments		2,026
Net unrealized appreciation (depreciation) on investments		7,362
Net Assets		$ 1,765,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($11,987 ÷ 1,162.5 shares)	$ 10.31

Maximum offering price per share (100/96.25 of $10.31)	$ 10.71
Class T: Net Asset Value and redemption price per share ($18,023 ÷ 1,750 shares)	$ 10.30

Maximum offering price per share (100/97.25 of $10.30)	$ 10.59
Class B: Net Asset Value and offering price per share ($3,807 ÷ 369.3 shares) A	$ 10.31

Class C: Net Asset Value and offering price per share ($11,181 ÷ 1,086 shares) A	$ 10.30

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,719,197 ÷ 166,937 shares)	$ 10.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($967 ÷ 93.9 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 28,221

Expenses
Management fee	$ 3,507
Transfer agent fees	696
Distribution fees	90
Accounting fees and expenses	188
Non-interested trustees' compensation	5
Custodian fees and expenses	16
Registration fees	101
Audit	24
Legal	3
Miscellaneous	26
Total expenses before reductions	4,656
Expense reductions	(33)	4,623
Net investment income (loss)		23,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,026
Change in net unrealized appreciation (depreciation) on investment securities		(36,243)
Net gain (loss)		(34,217)
Net increase (decrease) in net assets resulting from operations		$ (10,619)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,598	$ 48,400
Net realized gain (loss)	2,026	12,717
Change in net unrealized appreciation (depreciation)	(36,243)	(8,571)
Net increase (decrease) in net assets resulting from operations	(10,619)	52,546
Distributions to shareholders from net investment income	(23,602)	(48,268)
Distributions to shareholders from net realized gain	-	(12,396)
Total distributions	(23,602)	(60,664)
Share transactions - net increase (decrease)	(75,024)	199,628
Redemption fees	55	43
Total increase (decrease) in net assets	(109,190)	191,553

Net Assets
Beginning of period	1,874,352	1,682,799
End of period (including undistributed net investment income of $347 and undistributed net investment income of $351, respectively)	$ 1,765,162	$ 1,874,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.123	.115
Net realized and unrealized gain (loss)	(.189)	.071
Total from investment operations	(.066)	.186
Distributions from net investment income	(.124)	(.111)
Distributions from net realized gain	-	(.065)
Total distributions	(.124)	(.176)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.31	$ 10.50
Total ReturnB,C,D	(.64)%	1.78%
Ratios to Average Net AssetsG
Expenses before expense reductions	.65%A	.65%A
Expenses net of voluntary waivers, if any	.65%A	.65%A
Expenses net of all reductions	.65%A	.64%A
Net investment income (loss)	2.39%A	2.52%A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 9
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.117	.110
Net realized and unrealized gain (loss)	(.179)	.050
Total from investment operations	(.062)	.160
Distributions from net investment income	(.118)	(.105)
Distributions from net realized gain	-	(.065)
Total distributions	(.118)	(.170)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.30	$ 10.48
Total ReturnB,C,D	(.60)%	1.54%
Ratios to Average Net AssetsG
Expenses before expense reductions	.77%A	.77%A
Expenses net of voluntary waivers, if any	.77%A	.77%A
Expenses net of all reductions	.77%A	.76%A
Net investment income (loss)	2.27%A	2.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 12
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.084	.081
Net realized and unrealized gain (loss)	(.180)	.059
Total from investment operations	(.096)	.140
Distributions from net investment income	(.084)	(.075)
Distributions from net realized gain	-	(.065)
Total distributions	(.084)	(.140)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.31	$ 10.49
Total ReturnB,C,D	(.92)%	1.34%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.41%A	1.40%A
Expenses net of voluntary waivers, if any	1.41%A	1.40%A
Expenses net of all reductions	1.41%A	1.39%A
Net investment income (loss)	1.63%A	1.78%A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 2
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.078	.077
Net realized and unrealized gain (loss)	(.180)	.048
Total from investment operations	(.102)	.125
Distributions from net investment income	(.078)	(.070)
Distributions from net realized gain	-	(.065)
Total distributions	(.078)	(.135)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.30	$ 10.48
Total ReturnB,C,D	(.98)%	1.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.53%A	1.50%A
Expenses net of voluntary waivers, if any	1.53%A	1.50%A
Expenses net of all reductions	1.53%A	1.49%A
Net investment income (loss)	1.51%A	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 8
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000H	2000F	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00	$ 10.15
Income from Investment Operations
Net investment income (loss)	.133D	.283D	.336D	.396D,G	.139D	.399D	.395
Net realized and unrealized gain (loss)	(.180)	.030	.317	.173G	.092	.034	(.150)
Total from investment operations	(.047)	.313	.653	.569	.231	.433	.245
Distributions from net investment income	(.133)	(.283)	(.339)	(.396)	(.140)	(.400)	(.395)
Distributions from net realized gain	-	(.070)	(.064)	(.023)	(.001)	-	-
Distributions in excess of net realized gain	-	-	-	-	-	(.003)	-
Total distributions	(.133)	(.353)	(.403)	(.419)	(.141)	(.403)	(.395)
Redemption fees added to paid in capital	-D,I	-D,I	-D,I	-D,I	-	-	-
Net asset value, end of period	$ 10.30	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Total ReturnB,C	(.46)%	3.01%	6.47%	5.70%	2.32%	4.45%	2.44%
Ratios to Average Net AssetsE
Expenses before expense reductions	.49%A	.49%	.49%	.49%	.49%A	.55%	.55%
Expenses net of voluntary waivers, if any	.49%A	.49%	.49%	.49%	.49%A	.54%	.55%
Expenses net of all reductions	.49%A	.47%	.45%	.41%	.45%A	.54%	.55%
Net investment income (loss)	2.55%A	2.69%	3.23%	3.85%G	4.17%A	4.02%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,719	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904	$ 698
Portfolio turnover rate	45%A	34%	38%	43%	106%A	53%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended August 31.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the four months ended December 31.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income (loss) D	.130	.125
Net realized and unrealized gain (loss)	(.188)	.059
Total from investment operations	(.058)	.184
Distributions from net investment income	(.132)	(.119)
Distributions from net realized gain	-	(.065)
Total distributions	(.132)	(.184)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 10.30	$ 10.49
Total ReturnB,C	(.56)%	1.77%
Ratios to Average Net AssetsF
Expenses before expense reductions	.50%A	.48%A
Expenses net of voluntary waivers, if any	.50%A	.48%A
Expenses net of all reductions	.50%A	.47%A
Net investment income (loss)	2.54%A	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 967	$ 414
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains and market discount.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,738
Unrealized depreciation	(11,025)
Net unrealized appreciation (depreciation)	$ 7,713
Cost for federal income tax purposes	$ 1,774,181

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 10	$ -
Class T	0%	.25%	19	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	47	42
			$ 90	$ 52

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16
Class T	5
Class B*	2
Class C*	12
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 6	.09*
Class T	7	.10*
Class B	1	.09*
Class C	5	.11*
Spartan Short-Intermediate Municipal Income	676	.07*
Institutional Class	1	.08*
	$ 696

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $231 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan Short-Intermediate Municipal Income operating expenses. During the period, this reimbursement reduced the class' expenses by $31.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2004	Year ended December 31, 2003A
From net investment income
Class A	$ 151	$ 41
Class T	169	55
Class B	25	11
Class C	71	31
Spartan Short-Intermediate Municipal Income	23,179	48,127
Institutional Class	7	3
Total	$ 23,602	$ 48,268
From net realized gain
Class A	$ -	$ 38
Class T	-	64
Class B	-	14
Class C	-	44
Spartan Short-Intermediate Municipal Income	-	12,233
Institutional Class	-	3
Total	$ -	$ 12,396

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2004	Year ended December 31, 2003A	Six months ended June 30, 2004	Year ended December 31, 2003A
Class A
Shares sold	839	946	$ 8,807	$ 9,927
Reinvestment of distributions	11	5	112	55
Shares redeemed	(555)	(84)	(5,728)	(882)
Net increase (decrease)	295	867	$ 3,191	$ 9,100
Class T
Shares sold	972	1,169	$ 10,170	$ 12,269
Reinvestment of distributions	12	8	125	80
Shares redeemed	(389)	(22)	(4,078)	(231)
Net increase (decrease)	595	1,155	$ 6,217	$ 12,118
Class B
Shares sold	174	234	$ 1,827	$ 2,454
Reinvestment of distributions	2	2	16	17
Shares redeemed	(41)	(2)	(430)	(16)
Net increase (decrease)	135	234	$ 1,413	$ 2,455
Class C
Shares sold	510	777	$ 5,308	$ 8,150
Reinvestment of distributions	4	3	40	36
Shares redeemed	(151)	(57)	(1,560)	(598)
Net increase (decrease)	363	723	$ 3,788	$ 7,588
Spartan Short-Intermediate Municipal Income
Shares sold	37,757	89,461	$ 395,317	$ 942,790
Reinvestment of distributions	1,721	4,591	17,938	48,317
Shares redeemed	(48,295)	(78,187)	(503,452)	(823,154)
Net increase (decrease)	(8,817)	15,865	$ (90,197)	$ 167,953
Institutional Class
Shares sold	83	41	$ 860	$ 434
Reinvestment of distributions	-	1	3	4
Shares redeemed	(29)	(2)	(299)	(24)
Net increase (decrease)	54	40	$ 564	$ 414

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares)
to December 31, 2003.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan(automated graphic)    Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate Municipal Income

Spartan Tax-Free Bond Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STM-USAN-0804
1.787790.101

Fidelity Advisor

Short-Intermediate
Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® Short-Intermediate Municipal Income Fund

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	29	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	39	Notes to the financial statements.
Proxy Voting Results	46

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	12.6	14.0
Illinois	8.8	7.8
Washington	8.6	7.7
California	8.5	5.4
New York	7.6	6.6
Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.2	45.3
Electric Utilities	15.5	15.1
Escrowed/Pre-Refunded	10.3	6.2
Transportation	7.1	9.3
Health Care	6.7	5.8
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	3.2	3.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	2.8	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 59.6%	AAA 58.4%
AA,A 31.7%	AA,A 31.1%
BBB 6.4%	BBB 7.0%
BB and Below 0.3%	BB and Below 0.0%
Not Rated 1.5%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 2.4%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount (000s)	Value (Note 1) (000s)

Alabama - 2.6%
Alabama Agric. & Mechanical Univ. Revs. 6.5% 11/1/25 (Pre-Refunded to 11/1/05 @ 102) (e)	$ 2,000	$ 2,162
Alabama Fed. Hwy. Fin. Auth. Series A, 5% 3/1/10 (MBIA Insured)	5,000	5,415
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,750	1,855
5.25% 10/1/08 (MBIA Insured) (d)	2,900	3,078
5.75% 10/1/09 (MBIA Insured) (d)	4,000	4,340
Jefferson County Gen. Oblig. Series 2003 A:
5% 4/1/06 (MBIA Insured)	3,000	3,147
5% 4/1/07 (MBIA Insured)	3,000	3,188
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	13,025	14,144
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (e)	3,900	4,383
Mobile County Gen. Oblig.:
5% 2/1/07 (MBIA Insured)	1,000	1,060
5% 2/1/08 (MBIA Insured)	1,475	1,577
Opelika Gen. Oblig. Series A, 5% 4/1/05 (MBIA Insured)	1,225	1,256
		45,605
Alaska - 1.9%
Alaska Student Ln. Corp. Student Ln. Rev. Series A:
5.1% 7/1/04 (AMBAC Insured) (d)	3,630	3,630
5.15% 7/1/05 (AMBAC Insured) (d)	1,950	2,016
5.85% 7/1/13 (AMBAC Insured) (d)	3,285	3,534
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (e)	2,500	2,825
North Slope Borough Gen. Oblig.:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	3,100	2,838
Series A, 0% 6/30/07 (MBIA Insured)	5,000	4,578
Series B:
0% 6/30/06 (MBIA Insured)	3,500	3,340
0% 6/30/07 (MBIA Insured)	7,050	6,454
0% 6/30/08 (MBIA Insured)	4,240	3,712
		32,927
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - 0.8%
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.):
5% 10/1/05	$ 2,160	$ 2,242
5% 10/1/06	2,525	2,669
Maricopa County School District #28 Kyrene Elementary Series B, 0% 7/1/04 (FGIC Insured)	3,000	3,000
Pima County Gen. Oblig. 4% 7/1/04 (FSA Insured)	815	815
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series B, 7% 1/1/05	760	780
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/05	2,285	2,373
Tucson Gen. Oblig. Series 2002, 5% 7/1/05	1,000	1,033
Tucson Wtr. Rev. Series 2002, 5.5% 7/1/06 (FGIC Insured)	980	1,043
		13,955
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Wastewtr. Sys. Rev. Series 2004 A, 4% 6/1/06 (MBIA Insured)	1,060	1,096
Little Rock Gen. Oblig. 4% 4/1/07 (FSA Insured)	1,000	1,037
Rogers Sales & Use Tax Rev. Series A:
4.25% 9/1/06 (FGIC Insured)	1,000	1,041
4.25% 9/1/07 (FGIC Insured)	2,175	2,277
		5,451
California - 8.5%
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y, 5% 12/1/06 (FGIC Insured)	5,000	5,354
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/07 (MBIA Insured)	27,455	29,544
5.25% 5/1/10 (MBIA Insured)	1,100	1,207
California Gen. Oblig.:
4.4% 8/1/07	1,000	1,048
5% 2/1/09	1,640	1,753
5% 6/1/09	1,000	1,071
5% 2/1/10	2,000	2,142
5.125% 9/1/12	1,000	1,067
5.25% 11/1/08	1,045	1,133
5.25% 2/1/10 (FSA Insured)	7,265	7,963
5.25% 2/1/11	6,425	6,950
5.5% 6/1/05	4,725	4,881
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.75% 10/1/08	$ 1,085	$ 1,196
6.4% 9/1/08	3,075	3,455
6.5% 9/1/10	1,740	2,003
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (b)(d)	15,000	15,053
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.125%, tender 5/1/06 (b)(d)	5,000	4,985
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,075	1,165
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/07	4,000	4,230
5% 6/1/08	6,000	6,373
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (b)	10,000	10,161
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	8,000	7,759
Commerce Refuse To Energy Auth. Rev.:
5% 7/1/07 (MBIA Insured) (a)	1,770	1,822
5.25% 7/1/08 (MBIA Insured) (a)	855	891
Golden State Tobacco Securitization Corp. Series 2003 B, 5% 6/1/08	1,300	1,357
Long Beach Hbr. Rev. Series 2000 A:
5.5% 5/15/05 (d)	3,490	3,595
5.5% 5/15/06 (d)	3,000	3,163
Los Angeles Hbr. Dept. Rev. Series A:
5.5% 8/1/04 (AMBAC Insured) (d)	2,000	2,006
5.5% 8/1/06 (AMBAC Insured) (d)	1,495	1,589
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	2,612
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (f)	9,100	9,365
		150,802
Colorado - 1.0%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.:
Series C, 0% 8/31/08 (Pre-Refunded to 8/31/05 @ 82.9449) (e)	4,500	3,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev.: - continued
Series E 470:
0% 8/31/07 (Pre-Refunded to 8/31/05 @ 89.2392) (e)	$ 2,000	$ 1,747
0% 8/31/15 (Pre-Refunded to 8/31/05 @ 48.6181) (e)	10,075	4,795
Arapahoe County Cherry Creek School District #5 Series B, 6% 12/15/04	1,395	1,424
Denver City & County Arpt. Rev. Series 2001 B, 5.25% 11/15/04 (FGIC Insured) (d)	1,200	1,216
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/06 (MBIA Insured)	2,200	2,080
0% 9/1/07 (MBIA Insured)	3,200	2,904
		17,819
Connecticut - 1.2%
Connecticut Gen. Oblig. Series 2002 C, 5% 12/15/08	1,930	2,079
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,323
4.5% 7/1/08 (MBIA Insured)	1,045	1,105
5% 7/1/09 (MBIA Insured)	1,000	1,077
Connecticut Spl. Oblig. Series 2004 A:
4% 12/30/05	3,205	3,301
5% 12/30/06	6,560	6,961
5% 12/30/07	4,535	4,878
		20,724
District Of Columbia - 1.6%
District of Columbia Ctfs. of Prtn.:
(District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 3% 1/1/06 (AMBAC Insured)	1,305	1,320
5% 1/1/06 (AMBAC Insured)	1,000	1,040
5% 1/1/07 (AMBAC Insured)	1,000	1,054
5.25% 1/1/08 (AMBAC Insured)	935	1,000
District of Columbia Gen. Oblig.:
Series 1993 B2, 5.5% 6/1/07 (FSA Insured)	1,830	1,975
Series 2001 B, 5.5% 6/1/07 (FSA Insured)	1,345	1,452
District of Columbia Rev. (Medstar Univ. Hosp. Proj.) Series D, 6.875%, tender 8/15/31 (Pre-Refunded to 2/16/07 @ 100) (b)(e)	9,000	10,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
Metro. Washington Arpt. Auth. Sys. Rev. Series D:
4% 10/1/05 (FSA Insured) (d)	$ 1,000	$ 1,022
4% 10/1/06 (FSA Insured) (d)	1,750	1,799
4% 10/1/07 (FSA Insured) (d)	1,000	1,028
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (d)	6,460	6,893
		28,594
Florida - 4.7%
Brevard County Util. Rev. 5% 3/1/06 (FGIC Insured)	530	555
Broward County School District Series A, 5% 2/15/08	5,810	6,219
Dade County School District:
5% 8/1/07 (MBIA Insured)	1,500	1,606
5.2% 7/15/07 (AMBAC Insured)	8,500	9,148
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	1,200	1,354
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	20,300	20,550
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	11,000	11,111
4.25%, tender 8/1/07 (b)(d)	6,000	6,060
Indian River County School District 4% 4/1/06 (FSA Insured)	1,470	1,517
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A:
5% 4/1/06 (AMBAC Insured)	3,365	3,529
5% 4/1/08 (AMBAC Insured)	2,825	3,032
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (b)	1,500	1,597
Miami-Dade County School District:
Series 1994 A, 5.65% 6/1/06 (MBIA Insured)	1,545	1,646
Series 1995, 5.1% 8/1/06 (MBIA Insured) (a)	1,935	2,048
Palm Beach County Rev. (Cmnty. Foundation Palm Beach Proj.) 2%, tender 9/1/05, LOC Northern Trust Co., Chicago (b)	2,910	2,921
Palm Beach County School District 5% 8/1/05 (MBIA Insured)	5,000	5,175
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5.75% 4/1/06 (AMBAC Insured) (d)	1,500	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Reedy Creek Impt. District Utils. Rev. Series 2, 5% 10/1/05 (MBIA Insured)	$ 1,685	$ 1,750
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	2,000	1,950
		83,336
Georgia - 1.6%
Atlanta Arpt. Facilities Rev. 6.5% 1/1/06 (Escrowed to Maturity) (e)	6,000	6,367
Dalton Bldg. Auth. Rev. Series 2001, 5% 7/1/05	6,030	6,229
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/08 (FSA Insured)	2,250	2,399
Georgia Gen. Oblig.:
Series B, 6.25% 4/1/06	1,750	1,874
Series C, 6.5% 7/1/07	2,185	2,432
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1993 CC, 4.8% 1/1/06 (MBIA Insured)	7,100	7,378
Gwinnett County Gen. Oblig. 4% 1/1/06	1,035	1,065
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/08 (MBIA Insured)	1,095	1,173
		28,917
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	3,850	4,642
Hawaii Gen. Oblig.:
Series 2001 CV, 5% 8/1/05 (FGIC Insured)	3,610	3,734
Series CS, 5% 4/1/08 (MBIA Insured)	2,200	2,362
Series CU, 5.75% 10/1/11 (MBIA Insured)	3,210	3,579
Honolulu City & County Gen. Oblig. Series B, 5.5% 11/1/04 (FGIC Insured)	465	471
		14,788
Illinois - 8.8%
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.):
5% 1/1/07 (MBIA Insured)	1,360	1,439
5% 1/1/08 (MBIA Insured)	1,190	1,269
5% 1/1/07 (FGIC Insured)	1,000	1,058
Chicago Midway Arpt. Rev. Series 2001 B, 5% 1/1/07 (FSA Insured)	1,000	1,057
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 C, 5% 1/1/07 (AMBAC Insured) (d)	$ 2,670	$ 2,801
Series A:
5.5% 1/1/08 (AMBAC Insured)	5,000	5,298
6% 1/1/05 (AMBAC Insured)	1,030	1,053
5.5% 1/1/10 (AMBAC Insured) (d)	5,000	5,380
Chicago Park District Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,699
Chicago Tax Increment Rev.:
Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	8,549
Series A, 0% 12/1/05 (AMBAC Insured)	3,000	2,912
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A:
4% 6/1/06 (AMBAC Insured)	4,810	4,821
4.25% 6/1/08 (AMBAC Insured)	3,600	3,724
Cook County Gen. Oblig. Series 2003 B:
5% 11/15/06 (MBIA Insured)	14,685	15,593
5% 11/15/07 (MBIA Insured)	5,000	5,363
Du Page Wtr. Commission Wtr. Rev. 5% 5/1/08 (AMBAC Insured)	4,525	4,846
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (b)	6,000	5,937
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10 (a)	1,900	2,068
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (b)	12,800	12,267
(Univ. of Chicago Proj.) Series 2004 B1, 3.45%, tender 7/1/36 (b)	4,700	4,705
Illinois Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3.65%, tender 5/1/07 (b)(d)	6,100	6,066
Illinois Gen. Oblig.:
First Series:
5% 8/1/05	1,000	1,034
5% 8/1/06	8,160	8,609
5.25% 4/1/08 (MBIA Insured)	1,035	1,120
5.5% 8/1/10	1,405	1,556
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (e)	7,075	8,019
Series A, 5% 10/1/09	2,600	2,806
5% 6/1/07	6,265	6,675
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,126
Illinois Sales Tax Rev. 5.375% 6/15/08	4,235	4,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	$ 2,270	$ 2,507
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (FGIC Insured)	1,600	1,778
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (MBIA Insured)	5,000	5,483
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
5% 10/1/04 (FGIC Insured)	510	515
5.25% 10/1/05 (FGIC Insured)	560	583
5.25% 10/1/06 (FGIC Insured)	695	740
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,545
Rosemont Gen. Oblig. (Tax Increment #3 Proj.) 0% 12/1/07 (FGIC Insured)	3,000	2,693
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series 2001 A, 5% 4/1/08 (AMBAC Insured)	2,035	2,179
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,500	1,287
		154,763
Indiana - 1.6%
Hamilton Southeastern Consolidated School Bldg. Corp.:
5% 1/15/10 (FSA Insured)	1,835	1,972
5% 1/15/11 (FSA Insured)	1,910	2,050
5% 1/15/12 (FSA Insured)	1,990	2,133
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series 2002 F:
5% 11/15/04	1,300	1,317
5.5% 11/15/05	1,000	1,047
5.5% 11/15/06	1,000	1,065
Indiana Univ. Revs. (Student Fee Proj.) Series H, 0% 8/1/05 (AMBAC Insured)	5,500	5,386
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	4,000	4,134
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (b)	10,000	9,763
		28,867
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	2,400	2,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - continued
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.): - continued
Series C, 2.25%, tender 9/1/04 (b)	$ 7,000	$ 6,997
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (b)	3,700	3,714
		13,189
Kentucky - 0.6%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (d)	1,185	1,252
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/07 (AMBAC Insured)	10,000	9,323
		10,575
Louisiana - 0.4%
New Orleans Audubon Commission Series A:
3% 10/1/05 (FSA Insured)	1,930	1,956
4% 10/1/06 (FSA Insured)	1,990	2,064
New Orleans Gen. Oblig. 5% 3/1/07 (MBIA Insured)	3,500	3,707
		7,727
Maryland - 0.8%
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.) First Series, 5.5% 3/1/09	10,615	11,741
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,676
		13,417
Massachusetts - 5.5%
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C:
5.75% 8/1/06	1,200	1,266
5.875% 8/1/08	1,630	1,765
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (e)	2,570	2,874
Series 2001 A, 5.5% 1/1/11	5,000	5,524
Series 2002 B, 5% 2/1/06	40,000	41,785
Series 2003 A, 5.375% 8/1/08	5,165	5,615
Series 2003 C:
5% 12/1/06 (XL Cap. Assurance, Inc. Insured)	13,975	14,835
5.5% 10/1/10 (MBIA Insured)	1,130	1,257
Series A, 5.5% 2/1/07 (MBIA Insured)	7,500	8,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Caritas Christi Oblig. Group Proj.):
5% 7/1/04	$ 1,805	$ 1,805
5.5% 7/1/05	1,000	1,015
(Dana Farber Cancer Proj.) Series G1, 6.25% 12/1/14 (Pre-Refunded to 12/1/05 @ 102) (e)	3,000	3,236
New England Ed. Ln. Marketing Corp.:
Series A, 5.7% 7/1/05 (d)	2,800	2,902
Series F, 5.625% 7/1/04 (d)	3,500	3,500
Springfield Gen. Oblig. 5% 1/15/06 (MBIA Insured)	1,000	1,044
		96,481
Michigan - 4.3%
Battle Creek Downtown Dev. Auth. 6% 5/1/06 (MBIA Insured)	2,000	2,138
Chippewa Valley Schools:
4% 5/1/06	1,000	1,034
4% 5/1/07	2,610	2,704
5% 5/1/08	1,260	1,352
Detroit City School District 5.05% 5/1/06	4,845	5,089
Detroit Gen. Oblig.:
Series 2004 A, 5% 4/1/08 (FSA Insured)	7,275	7,799
Series 2004 B, 5% 4/1/07 (FSA Insured)	4,055	4,309
Series A:
5% 4/1/06 (FSA Insured) (a)	2,200	2,265
5% 4/1/07 (FSA Insured) (a)	6,910	7,221
5% 4/1/08 (MBIA Insured)	14,545	15,592
Detroit Swr. Disp. Rev. Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (e)	2,000	2,259
Ferndale Gen. Oblig. 3.5% 4/1/06 (FGIC Insured)	1,960	2,006
Holly Area School District Series 1999, 5.375% 5/1/11 (Pre-Refunded to 5/1/05 @ 101) (e)	1,275	1,327
Michigan Gen. Oblig. Series 1995, 5.7% 12/1/12 (Pre-Refunded to 12/1/05 @ 102) (e)	11,985	12,854
Michigan Hosp. Fin. Auth. Hosp. Rev. (Sparrow Hosp. Obligated Group Proj.) 5% 11/15/04	1,500	1,518
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 8/1/04 (b)(d)	7,000	7,008
		76,475
Minnesota - 1.0%
Hopkins Independent School District #270 Series B, 4% 2/1/06	2,575	2,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Mankato Independent School District #77 Series A, 4% 2/1/06 (FSA Insured)	$ 1,420	$ 1,462
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,259
5.25% 12/1/10	500	516
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A, 4.5% 3/1/07	2,240	2,352
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
5% 1/1/06 (AMBAC Insured)	4,875	5,081
5% 1/1/08 (AMBAC Insured)	2,410	2,574
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,017
		16,913
Mississippi - 0.9%
Jackson Wtr. & Swr. Sys. Rev. Series 2003:
5% 9/1/05 (FSA Insured)	5,285	5,477
5% 9/1/07 (FSA Insured)	5,825	6,216
5% 9/1/08 (FSA Insured)	2,620	2,810
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (d)	1,190	1,254
		15,757
Missouri - 0.5%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series 2003 B, 5% 2/1/12 (FGIC Insured)	3,100	3,345
Series A:
5% 2/1/07 (FGIC Insured)	1,020	1,081
5% 2/1/08 (FGIC Insured)	2,000	2,138
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (FGIC Insured)	1,050	1,163
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/06 (FSA Insured)	1,635	1,725
		9,452
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	2,900	2,962
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - 2.2%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.):
3% 1/15/05	$ 1,870	$ 1,886
4% 1/15/06	1,000	1,029
Lincoln Wtrwks. Rev. Series 2003, 5% 8/15/05	3,265	3,382
Nebraska Pub. Pwr. District Rev.:
Series 1998 A, 5.25% 1/1/06 (MBIA Insured)	5,000	5,228
Series A:
0% 1/1/06 (MBIA Insured)	24,465	23,658
0% 1/1/07 (MBIA Insured)	4,000	3,727
		38,910
Nevada - 1.0%
Clark County Arpt. Rev. Series C:
5% 7/1/05 (AMBAC Insured) (d)	800	825
5% 7/1/06 (AMBAC Insured) (d)	800	838
5% 7/1/08 (AMBAC Insured) (d)	2,215	2,338
5% 7/1/09 (AMBAC Insured) (d)	2,700	2,854
5% 7/1/10 (AMBAC Insured) (d)	1,225	1,287
5% 7/1/11 (AMBAC Insured) (d)	1,790	1,867
Clark County Gen. Oblig. 6% 7/1/06	1,000	1,074
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	1,600	1,803
5.75% 6/15/10 (Pre-Refunded to 6/15/06 @ 101) (e)	2,200	2,377
Washoe County Gen. Oblig. 4% 9/1/05 (FSA Insured)	2,170	2,224
		17,487
New Jersey - 0.8%
New Jersey Economic Dev. Auth. Solid Waste Rev. (Waste Mgmt. of New Jersey, Inc. Proj.) Series 2004 A, 2.85%, tender 6/1/05 (b)(d)	5,000	4,999
New Jersey Trans. Trust Fund Auth. Series 2001 A, 5% 6/15/06	6,300	6,630
New Jersey Transit Corp. Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	1,000	1,081
North Jersey District Wtr. Supply Commission (Wanaque South Proj.) Series A, 5% 7/1/05 (MBIA Insured)	1,680	1,735
		14,445
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey/Pennsylvania - 0.4%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
3% 7/1/04	$ 1,630	$ 1,630
5% 7/1/09	5,170	5,496
		7,126
New Mexico - 1.2%
Farmington Poll. Cont. Rev. (Pub. Svc. Co. of New Mexico San Juan and Four Corners Projs.) Series 2003 B, 2.1%, tender 4/1/06 (b)	7,000	6,955
San Juan County Gross Receipts Tax Rev. Series B, 2.5% 8/15/05	13,600	13,669
		20,624
New York - 7.6%
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,285
5% 1/1/12	1,175	1,259
Metro. Trans. Auth. Commuter Facilities Rev. Series A:
5% 7/1/06 (Escrowed to Maturity) (e)	1,520	1,610
5.375% 7/1/09 (Escrowed to Maturity) (e)	3,635	4,016
Metropolitan Trans. Auth. Svc. Contract Rev. Series B:
4% 1/1/05	4,265	4,318
5% 1/1/06	10,110	10,549
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	800	857
5% 9/1/12 (FGIC Insured)	1,500	1,597
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,450	2,793
Series 2004 G, 5% 8/1/09	8,000	8,531
Series A, 5.25% 11/1/14 (MBIA Insured)	600	648
Series E, 6% 8/1/11	1,250	1,351
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,074
Series H, 5.75% 3/15/11 (FGIC Insured)	1,700	1,903
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	5,540	6,325
Series 2003 A:
5% 1/1/06	1,250	1,300
5% 1/1/07	10,855	11,411
5% 3/15/08	2,000	2,132
New York State Urban Dev. Corp. Rev. (Correctional Facilities-Svc. Contract Proj.) Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (e)	2,615	2,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York Transitional Fin. Auth. Rev. Series 2003 E:
4.5% 2/1/07	$ 1,750	$ 1,831
4.5% 2/1/08	1,500	1,578
5% 2/1/09	2,035	2,184
Suffolk County Gen. Oblig. Series 2004 B, 5% 5/1/06 (FSA Insured) (a)	2,200	2,312
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	4,018
Series A1:
5.25% 6/1/12	5,000	5,194
5.25% 6/1/13	17,500	18,129
Series B1, 5% 6/1/06	17,815	18,590
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.5% 1/1/14 (Pre-Refunded to 1/1/12 @ 100) (e)	3,745	4,193
Series Y, 5.9% 1/1/08 (Escrowed to Maturity) (e)	10,000	11,016
		134,830
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,200	1,245
127th Series, 5% 12/15/08 (AMBAC Insured) (d)	3,510	3,752
		4,997
North Carolina - 1.1%
Charlotte Ctfs. of Prtn. (FY 2004 Equip. Acquisition Proj.) Series 2004 C, 4% 3/1/08	4,940	5,115
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 4% 6/1/06	1,300	1,343
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	1,500	1,697
Series A, 5.5% 1/1/10	3,000	3,214
Series B, 6% 1/1/05	2,000	2,025
Series C, 5% 1/1/08	1,190	1,245
Series D, 5.375% 1/1/10	3,700	3,942
		18,581
North Dakota - 0.1%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/05 (FGIC Insured)	2,060	2,128
Ohio - 2.8%
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series 1994 A, 0% 11/15/09 (MBIA Insured)	2,250	1,848
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	$ 1,960	$ 2,053
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/07	1,420	1,496
Montgomery County Rev. (Catholic Health Initiatives Proj.) 4% 9/1/04	1,695	1,702
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 2.5%, tender 7/1/04 (b)	4,700	4,700
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Prog.) Series A:
5.75% 4/1/08	3,555	3,905
6% 10/1/05	5,600	5,882
Ohio Gen. Oblig. Series IIA, 5.25% 12/1/05	5,000	5,223
Ohio Rev. Series 2003 1, 5% 6/15/08	5,000	5,369
Ohio Univ. Gen. Receipts Athens:
5% 12/1/05 (FSA Insured)	1,650	1,718
5% 12/1/06 (FSA Insured)	3,600	3,821
5% 12/1/07 (FSA Insured)	1,285	1,378
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	2,350	2,354
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	7,000	7,099
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Proj.) Series A, 5.4% 6/1/05 (AMBAC Insured)	1,000	1,034
		49,582
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. Rev. (Samuel Roberts Noble, Inc. Proj.):
Series 2001, 5% 5/1/05	7,615	7,828
5% 5/1/06	3,200	3,366
		11,194
Oregon - 0.8%
Deschutes & Jefferson Counties School District #2J Redmond 5.5% 6/1/06 (FGIC Insured)	2,610	2,772
Eugene Elec. Util. Rev. Series A:
5.25% 8/1/05 (FSA Insured)	1,210	1,254
5.25% 8/1/06 (FSA Insured)	1,280	1,357
5.25% 8/1/07 (FSA Insured)	1,350	1,452
5.25% 8/1/08 (FSA Insured)	1,425	1,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Oregon Dept. of Trans. Hwy. User Tax Rev. 5.5% 11/15/13 (Pre-Refunded to 11/15/12 @ 100) (e)	$ 3,365	$ 3,769
Oregon Gen. Oblig. 8.25% 1/1/07	1,000	1,135
Portland Gen. Oblig. Series 2004 B, 4% 6/1/06	1,340	1,386
		14,671
Pennsylvania - 2.2%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B:
5.5% 6/15/05	2,545	2,625
5.5% 6/15/06	3,065	3,221
5.5% 6/15/07	2,000	2,132
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,707
Hazleton Area School District 6.5% 3/1/06 (FSA Insured)	1,155	1,237
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 5% 6/1/06 (AMBAC Insured)	3,750	3,930
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 5%, tender 6/1/05 (b)(d)	6,200	6,261
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,870
Philadelphia Muni. Auth. Rev. Series A:
4% 5/15/05 (FSA Insured)	2,500	2,552
5% 5/15/07 (FSA Insured)	5,500	5,852
5% 5/15/08 (FSA Insured)	5,000	5,362
Wyoming Valley San. Auth. Swr. Rev. 5% 11/15/06 (MBIA Insured)	1,865	1,977
		38,726
Puerto Rico - 0.2%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (b)	2,500	2,590
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.):
4% 4/1/05 (XL Cap. Assurance, Inc. Insured)	1,270	1,293
5% 4/1/06 (XL Cap. Assurance, Inc. Insured)	2,225	2,330
5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,819
		5,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - 1.9%
Berkeley County School District 7% 4/1/07	$ 2,615	$ 2,910
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/06 (a)	1,000	1,044
5% 8/15/07 (a)	1,700	1,791
5% 8/15/08 (a)	1,690	1,781
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,584
Richland County School District #2 Series B, 5% 2/1/05 (FGIC Insured)	1,000	1,020
Rock Hill Util. Sys. Rev. Series 2003 A:
5% 1/1/08 (FSA Insured)	1,850	1,978
5% 1/1/09 (FSA Insured)	1,945	2,095
South Carolina Pub. Svc. Auth. Rev.:
Series 2002 A:
5% 1/1/06 (FSA Insured)	1,705	1,777
5% 1/1/07 (FSA Insured)	4,105	4,345
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,309
Series D:
5% 1/1/06	2,750	2,869
5% 1/1/07	5,000	5,295
		32,798
Tennessee - 1.9%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,275
Memphis Gen. Oblig. 6% 11/1/06	1,585	1,714
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4% 9/1/05 (MBIA Insured)	1,445	1,478
4% 9/1/06 (MBIA Insured)	1,500	1,553
4.5% 9/1/08 (MBIA Insured)	1,620	1,710
4.5% 9/1/09 (MBIA Insured)	1,685	1,775
Metro. Nashville Arpt. Auth. Rev. Series C, 5% 7/1/06 (FGIC Insured) (d)	1,675	1,755
Shelby County Gen. Oblig. Series A:
0% 5/1/10 (Pre-Refunded to 5/1/05 @ 74.444) (e)	15,750	11,554
0% 5/1/12 (Pre-Refunded to 5/1/05 @ 65.1568) (e)	15,130	9,715
		33,529
Texas - 12.6%
Arlington Independent School District 0% 2/15/16 (Pre-Refunded to 2/15/05 @ 51.4017) (e)	6,820	3,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Arpt. Sys. Rev. Series A:
6.5% 11/15/05 (Escrowed to Maturity) (d)(e)	$ 940	$ 996
6.5% 11/15/05 (MBIA Insured) (d)	6,870	7,263
Austin Gen. Oblig. 5.5% 9/1/15 (Pre-Refunded to 9/1/05 @ 100) (e)	3,380	3,528
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	4,130	3,379
Series A:
0% 11/15/10 (MBIA Insured)	5,300	4,111
5.5% 11/15/06	5,000	5,130
Birdville Independent School District 5% 2/15/10	1,300	1,400
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (b)(d)	6,500	6,731
Corpus Christi Gen. Oblig.:
4% 3/1/05 (FSA Insured)	1,200	1,220
4% 3/1/06 (FSA Insured)	1,285	1,324
5% 3/1/07 (FSA Insured)	2,735	2,899
Cypress-Fairbanks Independent School District:
Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,135
4.5% 2/15/06	2,245	2,329
5% 2/15/08	2,000	2,135
Deer Park Independent School District 6% 2/15/05	2,000	2,055
Del Valle Independent School District 5.5% 2/1/09	1,205	1,319
El Paso Wtr. & Swr. Rev.:
5% 3/1/06 (AMBAC Insured)	1,000	1,046
5% 3/1/07 (AMBAC Insured)	2,000	2,119
5% 3/1/08 (AMBAC Insured)	2,770	2,960
Fort Worth Gen. Oblig. Series A:
5% 3/1/05	1,000	1,023
5% 3/1/06	1,000	1,047
Frisco Gen. Oblig.:
Series 2003 A:
4% 2/15/07 (FSA Insured)	1,320	1,365
4% 2/15/08 (FSA Insured)	1,145	1,183
5% 2/15/10 (FSA Insured)	1,710	1,841
4% 2/15/06 (FSA Insured)	2,975	3,063
4% 2/15/07 (FSA Insured)	3,115	3,221
Garland Independent School District:
Series A:
4% 2/15/05	1,000	1,016
4% 2/15/06	500	515
0% 2/15/07	1,610	1,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Gen. Oblig.:
Series 2004 B1, 5% 8/15/06 (FGIC Insured)	$ 3,300	$ 3,482
Series A, 0% 8/15/07 (FGIC Insured)	4,400	4,015
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,976
Houston Gen. Oblig.:
5.5% 3/1/06	2,580	2,721
5.5% 3/1/06 (Escrowed to Maturity) (e)	420	444
Houston Wtr. & Swr. Sys. Rev. Series B, 5.5% 12/1/08 (Escrowed to Maturity) (e)	6,000	6,599
Katy Independent School District Series A, 4% 2/15/06	1,335	1,374
Killeen Independent School District 4% 2/15/08	1,200	1,240
La Porte Independent School District 4% 2/15/08	2,000	2,067
Lewisville Gen. Oblig. 4% 2/15/06 (FSA Insured)	1,300	1,339
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (e)	5,000	5,486
Mesquite Independent School District Series A:
0% 8/15/06	1,115	1,056
5% 8/15/06	1,000	1,055
New Braunfels Independent School District 0% 2/1/07	2,000	1,857
North East Texas Independent School District:
5% 8/1/06	5,600	5,901
7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (e)	3,600	4,268
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,145
5%, tender 7/1/08 (FSA Insured) (b)	2,650	2,832
Northside Independent School District Series B, 2.45%, tender 8/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)	7,500	7,501
Plano Independent School District 5.5% 2/15/13 (Pre-Refunded to 2/15/06 @ 100) (e)	1,900	2,004
Port Houston Auth. Harris County 6% 10/1/06 (FGIC Insured) (d)	2,000	2,148
Rockwall Independent School District:
4% 2/15/06	2,370	2,440
5% 2/15/07	3,510	3,717
5% 2/15/08	3,825	4,083
5% 2/15/09	4,690	5,037
San Antonio Elec. & Gas Systems Rev.:
Series 1991 A, 0% 2/1/05 (Escrowed to Maturity) (e)	1,000	992
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (e)	$ 5,000	$ 5,586
5.25% 2/1/07	2,500	2,662
5.25% 2/1/08	1,000	1,077
Spring Independent School District 5% 2/15/08	1,875	2,002
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (d)	3,000	3,136
Series C, 0% 4/1/08 (Escrowed to Maturity) (e)	3,100	2,756
Texas Pub. Fin. Auth. Bldg. Rev.:
(Dept. of Criminal Justice Prog.) Series A, 5% 2/1/07 (FSA Insured)	2,000	2,115
0% 2/1/05 (MBIA Insured)	3,725	3,692
Texas State Univ. Sys. Fing. Rev. 3% 3/15/05 (FSA Insured)	1,830	1,849
Texas Tech Univ. Revs. Ninth Series:
4% 2/15/09 (AMBAC Insured)	1,460	1,507
5% 2/15/11 (AMBAC Insured)	1,250	1,349
Trinity River Auth. Red Oak Creek Sys. Rev. 3.5% 2/1/06 (FSA Insured)	1,270	1,297
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev.:
5% 8/1/06 (MBIA Insured)	4,000	4,212
5% 8/1/07 (MBIA Insured)	1,595	1,699
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
4% 7/1/05	1,800	1,828
4.5% 7/1/06	1,220	1,248
5% 7/1/07	1,000	1,036
Univ. of Houston Univ. Revs. Series A:
3.5% 2/15/06 (FSA Insured)	4,955	5,058
3.75% 2/15/07 (FSA Insured)	5,100	5,239
4% 2/15/08 (FSA Insured)	5,265	5,444
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,228
Webb County Gen. Oblig.:
5% 2/15/05 (FGIC Insured)	1,005	1,027
5% 2/15/06 (FGIC Insured)	1,055	1,103
5% 2/15/07 (FGIC Insured)	1,110	1,176
5% 2/15/08 (FGIC Insured)	1,170	1,249
Wichita Falls Independent School District 0% 2/1/10	2,325	1,869
		222,544
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 0.5%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	$ 3,800	$ 2,816
0% 10/1/12 (AMBAC Insured)	3,800	2,670
0% 10/1/13 (AMBAC Insured)	3,760	2,506
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 4% 7/1/05 (AMBAC Insured)	1,000	1,023
		9,015
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.375% 5/15/12	1,800	1,969
Washington - 8.6%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured) (a)	1,190	1,242
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5% 1/1/06 (FSA Insured)	1,375	1,432
5% 1/1/07 (FSA Insured)	1,395	1,473
5.25% 1/1/08 (FSA Insured)	1,515	1,627
5.25% 1/1/09 (FSA Insured)	1,595	1,727
5% 1/1/11 (MBIA Insured)	1,680	1,811
Energy Northwest Elec. Rev. (#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	5,000	5,606
King & Snohomish Counties School District #417 Northshore:
5.5% 12/1/14 (FSA Insured)	6,300	6,895
5.75% 12/1/15 (FSA Insured)	2,500	2,773
King County Rural Library District 5% 12/1/06 (FSA Insured) (a)	1,045	1,094
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,883
King County Swr. Rev. Series B:
5% 1/1/06 (FSA Insured)	3,000	3,127
5% 1/1/07 (FSA Insured)	5,000	5,280
5.25% 1/1/08 (FSA Insured)	3,500	3,759
Port of Seattle Rev.:
Series B:
5.25% 9/1/06 (FGIC Insured) (d)	2,330	2,461
5.5% 2/1/07 (MBIA Insured) (d)	5,775	6,143
Series D, 5.75% 11/1/15 (FGIC Insured) (d)	3,640	3,904
Seattle Gen. Oblig. Series A, 5.75% 1/15/20 (Pre-Refunded to 1/15/06 @ 100) (e)	10,000	10,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Muni. Lt. & Pwr. Rev. 5.25% 3/1/07 (FSA Insured)	$ 1,690	$ 1,801
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4% 12/1/05 (FGIC Insured)	1,570	1,611
4.5% 12/1/09 (FGIC Insured)	1,000	1,052
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,127
5% 6/1/10 (FSA Insured)	1,000	1,079
5% 6/1/12 (FSA Insured)	2,000	2,157
Washington Gen. Oblig.:
Series 2001 RA, 5.25% 9/1/06	11,750	12,471
Series A:
3.5% 1/1/06 (MBIA Insured)	12,500	12,758
4% 1/1/08 (MBIA Insured)	33,175	34,365
5.5% 7/1/11	3,500	3,848
Series C, 5% 1/1/08 (FSA Insured)	8,320	8,892
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,295
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5% 7/1/06 (FSA Insured)	5,000	5,261
		152,505
West Virginia - 0.2%
West Virginia School Bldg. Auth. 4% 1/1/06 (MBIA Insured) (a)	2,500	2,568
Wisconsin - 1.7%
Franklin Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.5%, tender 5/1/05 (b)(d)	5,000	4,987
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2003 B, 4%, tender 12/1/06 (FSA Insured) (b)	15,000	15,429
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,000	1,055
5% 8/15/10	1,870	1,958
Wisconsin Trans. Rev. Series A:
5.7% 7/1/14 (Pre-Refunded to 7/1/06 @ 100) (e)	2,230	2,389
5.75% 7/1/15 (Pre-Refunded to 7/1/06 @ 100) (e)	4,000	4,290
		30,108
TOTAL MUNICIPAL BONDS (Cost $1,748,503)		1,755,865
Municipal Notes - 0.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - 0.3%
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 1.7%, VRDN (b)(d)	4,950	$ 4,950
Oklahoma - 0.3%
Southeastern Oklahoma Indl. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 2000 A, 1.65%, VRDN (b)(d)	6,000	6,000
Oregon - 0.2%
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.) 1.7%, VRDN (b)(d)	4,200	4,200
TOTAL MUNICIPAL NOTES (Cost $15,150)		15,150
Money Market Funds - 0.6%
Shares
Fidelity Municipal Cash Central Fund, 1.10% (c) (Cost $10,879)	10,878,500	10,879
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,774,532)	1,781,894
NET OTHER ASSETS - (0.9)%	(16,732)
NET ASSETS - 100%	$ 1,765,162
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,365,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 9,100
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	43.2%
Electric Utilities	15.5%
Escrowed/Pre-Refunded	10.3%
Transportation	7.1%
Health Care	6.7%
Others* (individually less than 5%)	17.2%
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $404,969,000 and $453,660,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,774,532) - See accompanying schedule		$ 1,781,894
Cash		176
Receivable for fund shares sold		1,523
Interest receivable		21,763
Prepaid expenses		4
Total assets		1,805,360

Liabilities
Payable for investments purchased Regular delivery	$ 8,694
Delayed delivery	28,120
Payable for fund shares redeemed	1,740
Distributions payable	887
Accrued management fee	556
Distribution fees payable	17
Other affiliated payables	147
Other payables and accrued expenses	37
Total liabilities		40,198

Net Assets		$ 1,765,162
Net Assets consist of:
Paid in capital		$ 1,755,427
Undistributed net investment income		347
Accumulated undistributed net realized gain (loss) on investments		2,026
Net unrealized appreciation (depreciation) on investments		7,362
Net Assets		$ 1,765,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($11,987 ÷ 1,162.5 shares)	$ 10.31

Maximum offering price per share (100/96.25 of $10.31)	$ 10.71
Class T: Net Asset Value and redemption price per share ($18,023 ÷ 1,750 shares)	$ 10.30

Maximum offering price per share (100/97.25 of $10.30)	$ 10.59
Class B: Net Asset Value and offering price per share ($3,807 ÷ 369.3 shares) A	$ 10.31

Class C: Net Asset Value and offering price per share ($11,181 ÷ 1,086 shares) A	$ 10.30

Spartan Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($1,719,197 ÷ 166,937 shares)	$ 10.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($967 ÷ 93.9 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 28,221

Expenses
Management fee	$ 3,507
Transfer agent fees	696
Distribution fees	90
Accounting fees and expenses	188
Non-interested trustees' compensation	5
Custodian fees and expenses	16
Registration fees	101
Audit	24
Legal	3
Miscellaneous	26
Total expenses before reductions	4,656
Expense reductions	(33)	4,623
Net investment income (loss)		23,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,026
Change in net unrealized appreciation (depreciation) on investment securities		(36,243)
Net gain (loss)		(34,217)
Net increase (decrease) in net assets resulting from operations		$ (10,619)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,598	$ 48,400
Net realized gain (loss)	2,026	12,717
Change in net unrealized appreciation (depreciation)	(36,243)	(8,571)
Net increase (decrease) in net assets resulting from operations	(10,619)	52,546
Distributions to shareholders from net investment income	(23,602)	(48,268)
Distributions to shareholders from net realized gain	-	(12,396)
Total distributions	(23,602)	(60,664)
Share transactions - net increase (decrease)	(75,024)	199,628
Redemption fees	55	43
Total increase (decrease) in net assets	(109,190)	191,553

Net Assets
Beginning of period	1,874,352	1,682,799
End of period (including undistributed net investment income of $347 and undistributed net investment income of $351, respectively)	$ 1,765,162	$ 1,874,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.123	.115
Net realized and unrealized gain (loss)	(.189)	.071
Total from investment operations	(.066)	.186
Distributions from net investment income	(.124)	(.111)
Distributions from net realized gain	-	(.065)
Total distributions	(.124)	(.176)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.31	$ 10.50
Total ReturnB,C,D	(.64)%	1.78%
Ratios to Average Net AssetsG
Expenses before expense reductions	.65%A	.65%A
Expenses net of voluntary waivers, if any	.65%A	.65%A
Expenses net of all reductions	.65%A	.64%A
Net investment income (loss)	2.39%A	2.52%A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 9
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.117	.110
Net realized and unrealized gain (loss)	(.179)	.050
Total from investment operations	(.062)	.160
Distributions from net investment income	(.118)	(.105)
Distributions from net realized gain	-	(.065)
Total distributions	(.118)	(.170)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.30	$ 10.48
Total ReturnB,C,D	(.60)%	1.54%
Ratios to Average Net AssetsG
Expenses before expense reductions	.77%A	.77%A
Expenses net of voluntary waivers, if any	.77%A	.77%A
Expenses net of all reductions	.77%A	.76%A
Net investment income (loss)	2.27%A	2.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 12
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.084	.081
Net realized and unrealized gain (loss)	(.180)	.059
Total from investment operations	(.096)	.140
Distributions from net investment income	(.084)	(.075)
Distributions from net realized gain	-	(.065)
Total distributions	(.084)	(.140)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.31	$ 10.49
Total ReturnB,C,D	(.92)%	1.34%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.41%A	1.40%A
Expenses net of voluntary waivers, if any	1.41%A	1.40%A
Expenses net of all reductions	1.41%A	1.39%A
Net investment income (loss)	1.63%A	1.78%A
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 2
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.49
Income from Investment Operations
Net investment income (loss)E	.078	.077
Net realized and unrealized gain (loss)	(.180)	.048
Total from investment operations	(.102)	.125
Distributions from net investment income	(.078)	(.070)
Distributions from net realized gain	-	(.065)
Total distributions	(.078)	(.135)
Redemption fees added to paid in capitalE,H	-	-
Net asset value, end of period	$ 10.30	$ 10.48
Total ReturnB,C,D	(.98)%	1.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.53%A	1.50%A
Expenses net of voluntary waivers, if any	1.53%A	1.50%A
Expenses net of all reductions	1.53%A	1.49%A
Net investment income (loss)	1.51%A	1.67%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 8
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan Short-Intermediate Municipal Income

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000H	2000F	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00	$ 10.15
Income from Investment Operations
Net investment income (loss)	.133D	.283D	.336D	.396D,G	.139D	.399D	.395
Net realized and unrealized gain (loss)	(.180)	.030	.317	.173G	.092	.034	(.150)
Total from investment operations	(.047)	.313	.653	.569	.231	.433	.245
Distributions from net investment income	(.133)	(.283)	(.339)	(.396)	(.140)	(.400)	(.395)
Distributions from net realized gain	-	(.070)	(.064)	(.023)	(.001)	-	-
Distributions in excess of net realized gain	-	-	-	-	-	(.003)	-
Total distributions	(.133)	(.353)	(.403)	(.419)	(.141)	(.403)	(.395)
Redemption fees added to paid in capital	-D,I	-D,I	-D,I	-D,I	-	-	-
Net asset value, end of period	$ 10.30	$ 10.48	$ 10.52	$ 10.27	$ 10.12	$ 10.03	$ 10.00
Total ReturnB,C	(.46)%	3.01%	6.47%	5.70%	2.32%	4.45%	2.44%
Ratios to Average Net AssetsE
Expenses before expense reductions	.49%A	.49%	.49%	.49%	.49%A	.55%	.55%
Expenses net of voluntary waivers, if any	.49%A	.49%	.49%	.49%	.49%A	.54%	.55%
Expenses net of all reductions	.49%A	.47%	.45%	.41%	.45%A	.54%	.55%
Net investment income (loss)	2.55%A	2.69%	3.23%	3.85%G	4.17%A	4.02%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,719	$ 1,843	$ 1,683	$ 1,183	$ 965	$ 904	$ 698
Portfolio turnover rate	45%A	34%	38%	43%	106%A	53%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended August 31.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H For the four months ended December 31.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2004	Year ended December 31,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.49
Income from Investment Operations
Net investment income (loss) D	.130	.125
Net realized and unrealized gain (loss)	(.188)	.059
Total from investment operations	(.058)	.184
Distributions from net investment income	(.132)	(.119)
Distributions from net realized gain	-	(.065)
Total distributions	(.132)	(.184)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 10.30	$ 10.49
Total ReturnB,C	(.56)%	1.77%
Ratios to Average Net AssetsF
Expenses before expense reductions	.50%A	.48%A
Expenses net of voluntary waivers, if any	.50%A	.48%A
Expenses net of all reductions	.50%A	.47%A
Net investment income (loss)	2.54%A	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 967	$ 414
Portfolio turnover rate	45%A	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains and market discount.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,738
Unrealized depreciation	(11,025)
Net unrealized appreciation (depreciation)	$ 7,713
Cost for federal income tax purposes	$ 1,774,181

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 10	$ -
Class T	0%	.25%	19	-
Class B	.65%	.25%	14	10
Class C	.75%	.25%	47	42
			$ 90	$ 52

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16
Class T	5
Class B*	2
Class C*	12
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan Short-Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 6	.09*
Class T	7	.10*
Class B	1	.09*
Class C	5	.11*
Spartan Short-Intermediate Municipal Income	676	.07*
Institutional Class	1	.08*
	$ 696

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $231 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan Short-Intermediate Municipal Income operating expenses. During the period, this reimbursement reduced the class' expenses by $31.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2004	Year ended December 31, 2003A
From net investment income
Class A	$ 151	$ 41
Class T	169	55
Class B	25	11
Class C	71	31
Spartan Short-Intermediate Municipal Income	23,179	48,127
Institutional Class	7	3
Total	$ 23,602	$ 48,268
From net realized gain
Class A	$ -	$ 38
Class T	-	64
Class B	-	14
Class C	-	44
Spartan Short-Intermediate Municipal Income	-	12,233
Institutional Class	-	3
Total	$ -	$ 12,396

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares) to December 31, 2003.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2004	Year ended December 31, 2003A	Six months ended June 30, 2004	Year ended December 31, 2003A
Class A
Shares sold	839	946	$ 8,807	$ 9,927
Reinvestment of distributions	11	5	112	55
Shares redeemed	(555)	(84)	(5,728)	(882)
Net increase (decrease)	295	867	$ 3,191	$ 9,100
Class T
Shares sold	972	1,169	$ 10,170	$ 12,269
Reinvestment of distributions	12	8	125	80
Shares redeemed	(389)	(22)	(4,078)	(231)
Net increase (decrease)	595	1,155	$ 6,217	$ 12,118
Class B
Shares sold	174	234	$ 1,827	$ 2,454
Reinvestment of distributions	2	2	16	17
Shares redeemed	(41)	(2)	(430)	(16)
Net increase (decrease)	135	234	$ 1,413	$ 2,455
Class C
Shares sold	510	777	$ 5,308	$ 8,150
Reinvestment of distributions	4	3	40	36
Shares redeemed	(151)	(57)	(1,560)	(598)
Net increase (decrease)	363	723	$ 3,788	$ 7,588
Spartan Short-Intermediate Municipal Income
Shares sold	37,757	89,461	$ 395,317	$ 942,790
Reinvestment of distributions	1,721	4,591	17,938	48,317
Shares redeemed	(48,295)	(78,187)	(503,452)	(823,154)
Net increase (decrease)	(8,817)	15,865	$ (90,197)	$ 167,953
Institutional Class
Shares sold	83	41	$ 860	$ 434
Reinvestment of distributions	-	1	3	4
Shares redeemed	(29)	(2)	(299)	(24)
Net increase (decrease)	54	40	$ 564	$ 414

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period July 23, 2003 (commencement of sale of shares)
to December 31, 2003.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASTM-USAN-0804
1.803547.100

Spartan®

Minnesota Municipal Income

Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	12	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	16	Notes to the financial statements.
Proxy Voting Results	19

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	50.2	46.3
Electric Utilities	12.9	12.0
Health Care	10.9	10.4
Water & Sewer	5.7	5.9
Education	4.7	6.5
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	13.2	13.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	6.7	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 56.8%	AAA 55.2%
AA,A 36.3%	AA,A 36.9%
BBB 2.8%	BBB 3.9%
BB and Below 1.1%	BB and Below 0.0%
Not Rated 0.0%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value (Note 1)
Minnesota - 93.3%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	$ 1,880,000	$ 1,933,674
Series A, 5.75% 2/1/20	3,950,000	4,378,496
Brainerd Independent School District #181 Series A:
5.375% 2/1/17 (FGIC Insured)	4,705,000	5,084,082
5.375% 2/1/19 (FGIC Insured)	2,700,000	2,886,975
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured)	6,000,000	6,010,980
Centennial Independent School District #12:
Series 1996 A, 5.625% 2/1/16	1,000,000	1,076,610
Series A, 5% 2/1/19 (FSA Insured)	580,000	602,214
Cloquet Poll. Cont. Rev. (Potlach Corp. Proj.) 5.9% 10/1/26	3,995,000	3,744,833
Hastings Independent School District #200 Series A, 5% 2/1/22	4,750,000	4,783,773
Hopkins Independent School District #270:
5% 2/1/11	1,250,000	1,356,838
5% 2/1/16 (FGIC Insured)	1,350,000	1,423,062
5.125% 2/1/17 (FGIC Insured)	1,015,000	1,072,693
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured)	1,220,000	1,253,257
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (FSA Insured)	1,970,000	2,097,991
5% 4/1/16 (FSA Insured)	2,065,000	2,183,593
5% 4/1/17 (FSA Insured)	2,165,000	2,284,486
5% 4/1/18 (FSA Insured)	1,260,000	1,322,017
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured)	1,000,000	1,021,090
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,605,000	1,701,011
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17	1,120,000	1,157,453
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.):
5.875% 12/1/29	800,000	789,104
6% 12/1/19	2,415,000	2,494,743
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	4,500,000	4,523,850
Minneapolis & Saint Paul Metro. Arpts. Commission Series 13, 5.25% 1/1/11 (a)	2,840,000	3,037,295
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	$ 3,375,000	$ 3,384,619
Series 2000 A, 5.75% 1/1/32 (FGIC Insured)	1,000,000	1,055,150
Series 2001 C, 5.25% 1/1/32 (FGIC Insured)	1,000,000	1,009,690
Series A, 5% 1/1/19 (AMBAC Insured)	4,000,000	4,091,240
Series B:
5.25% 1/1/11 (AMBAC Insured) (a)	3,475,000	3,667,376
5.4% 1/1/09 (FGIC Insured) (a)	1,375,000	1,473,780
5.625% 1/1/13 (FGIC Insured) (a)	1,000,000	1,062,650
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,282,000
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	2,860,000	2,607,777
0% 9/1/08 (MBIA Insured)	4,600,000	4,017,824
Minneapolis Gen. Oblig.:
(Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,659,546
Series B, 5.1% 9/1/08	2,000,000	2,072,120
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,829,619
Minneapolis Rev. (Univ. of Minnesota Gateway Proj.) Series 1997 A, 5.25% 12/1/24	1,900,000	1,920,520
Minneapolis Spl. School District #1:
5% 2/1/15 (MBIA Insured)	1,020,000	1,078,599
5.3% 2/1/14	3,275,000	3,484,698
Minneapolis Spl. School District #1 Ctfs. of Prtn.:
Series B, 5% 2/1/13	2,575,000	2,689,691
5.5% 2/1/21 (MBIA Insured)	1,305,000	1,377,636
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	3,000,000	3,194,280
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (a)	1,000,000	1,042,990
5% 8/1/16	3,500,000	3,705,135
5% 8/1/18	10,775,000	11,281,420
5.2% 5/1/07	3,750,000	3,926,138
5.25% 8/1/13	745,000	805,934
5.5% 6/1/17	2,150,000	2,311,788
Minnesota Higher Ed. Facilities Auth. Rev.:
(Carleton College Proj.):
Series 3L 1, 5.75% 11/1/12	2,000,000	2,112,640
Series 4N, 5% 11/1/18	2,000,000	2,052,720
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev.: - continued
(Hamline Univ. Proj.):
Series 4I, 6% 10/1/12	$ 2,000,000	$ 2,096,400
Series 5B, 5.95% 10/1/19	600,000	632,232
(MacAlester College Proj.) Series 4C:
5.2% 3/1/08	1,070,000	1,089,260
5.5% 3/1/12	815,000	834,193
(Saint Johns Univ. Proj.) Series 4L, 5.4% 10/1/22	3,500,000	3,570,385
(Saint Thomas Univ. Proj.) Series 4M, 5.35% 4/1/17	1,500,000	1,543,650
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series H, 6.5% 1/1/26 (a)	1,410,000	1,416,980
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series B:
5% 3/1/07	2,500,000	2,657,400
5% 3/1/08	2,500,000	2,682,425
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev.:
Series A:
5% 3/1/06	1,150,000	1,204,441
5% 3/1/16	1,000,000	1,035,590
6% 3/1/07	2,605,000	2,835,412
Series B:
5.125% 3/1/13	1,000,000	1,065,260
5.125% 3/1/15	5,000,000	5,260,500
5% 3/1/06	2,500,000	2,618,350
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	645,661
5.6% 6/1/15	590,000	643,944
5.65% 6/1/16	625,000	681,025
5.7% 6/1/17	900,000	984,015
5.75% 6/1/18	975,000	1,071,808
5.75% 6/1/19	1,050,000	1,151,346
5.8% 6/1/20	1,000,000	1,095,270
5.875% 6/1/22	2,425,000	2,661,486
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24	3,000,000	3,121,500
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series B, 4.75% 1/1/20 (AMBAC Insured)	3,500,000	3,522,505
5.25% 1/1/13 (FSA Insured)	1,500,000	1,614,975
5.375% 1/1/14 (FSA Insured)	8,500,000	9,169,290
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21	2,625,000	2,742,206
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Osseo Independent School District #279: - continued
(School Bldg. Proj.): - continued
Series A:
5.75% 2/1/11	$ 2,420,000	$ 2,716,547
5.75% 2/1/12	3,100,000	3,451,168
Series A, 5.25% 2/1/14 (FSA Insured)	2,705,000	2,937,062
Series B, 5% 2/1/13	2,000,000	2,109,700
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
4% 1/1/06 (AMBAC Insured)	610,000	627,324
5% 1/1/11 (AMBAC Insured)	720,000	777,809
5% 1/1/13 (AMBAC Insured)	800,000	861,456
5% 1/1/15 (AMBAC Insured)	715,000	759,301
Prior Lake Ind. School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured)	1,500,000	1,620,300
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,598,544
Robbinsdale Independent School District #281:
5% 2/1/09	2,035,000	2,190,576
5% 2/1/16 (FSA Insured)	3,425,000	3,610,361
5% 2/1/17 (FSA Insured)	2,535,000	2,658,733
5% 2/1/18 (FSA Insured)	2,520,000	2,629,721
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.) Series A, 5.5% 11/15/27	4,750,000	4,837,780
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I:
5.875% 11/15/08	1,000,000	1,118,000
5.9% 11/15/09	1,000,000	1,126,290
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A:
5% 2/1/14 (FSA Insured)	1,460,000	1,553,907
5% 2/1/15 (FSA Insured)	1,015,000	1,072,439
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,406,381
5.875% 5/1/30 (FSA Insured)	4,000,000	4,268,400
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.):
Series A, 5.5% 7/1/05 (AMBAC Insured)	995,000	1,033,009
Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,019,310
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,019,500
Saint Louis Park Independent School District #283:
5.65% 2/1/16	2,630,000	2,833,536
5.75% 2/1/20	3,765,000	4,068,760
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Saint Michael Independent School District #885 5% 2/1/27 (FSA Insured)	$ 7,000,000	$ 7,004,130
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,186,700
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21	1,060,000	1,132,960
Series A, 5% 2/1/17 (FSA Insured)	220,000	231,950
Series B:
5% 2/1/18 (FSA Insured)	395,000	414,138
5.8% 2/1/12	1,200,000	1,227,744
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5% 2/1/08 (FSA Insured)	2,500,000	2,661,025
Saint Paul Port Auth. Lease Rev.:
Series 2003 11, 5.25% 12/1/20	3,000,000	3,169,440
Series 2003 12, 5.25% 12/1/18	3,185,000	3,407,791
South Washington County Independent School District #833 Series A:
5.4% 2/1/15	3,925,000	4,216,235
5.5% 2/1/19 (MBIA Insured)	1,000,000	1,064,720
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A, 5% 1/1/12 (AMBAC Insured)	2,660,000	2,870,140
Series A:
0% 1/1/19 (MBIA Insured)	5,210,000	2,551,962
5% 1/1/10 (MBIA Insured)	2,000,000	2,158,500
5.25% 1/1/16 (AMBAC Insured)	2,360,000	2,567,515
5% 1/1/07 (AMBAC Insured)	2,815,000	2,978,017
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,055,930
Waconia Independent School District #110 Series A:
5% 2/1/06 (FSA Insured)	750,000	783,870
5% 2/1/08 (FSA Insured)	800,000	856,280
5% 2/1/09 (FSA Insured)	850,000	915,731
5% 2/1/10 (FSA Insured)	900,000	973,260
Washington County Gen. Oblig. 5.5% 2/1/21	1,450,000	1,549,804
Wayzata Ind. School District #284 Series 2002 A:
4.5% 2/1/07	3,830,000	4,013,572
4.5% 2/1/08	1,920,000	2,022,758
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5.375% 1/1/08 (AMBAC Insured)	3,900,000	4,144,257
5.4% 1/1/09 (AMBAC Insured)	4,325,000	4,597,432
5.5% 1/1/11 (AMBAC Insured)	1,000,000	1,064,440
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A: - continued
5.5% 1/1/12 (AMBAC Insured)	$ 1,000,000	$ 1,064,440
6.375% 1/1/16 (Escrowed to Maturity) (b)	1,505,000	1,716,407
Western Minnesota Muni. Pwr. Agcy. Transmission Rev.:
Series 2001 A, 5.5% 1/1/08 (AMBAC Insured)	1,125,000	1,220,153
Series A, 5.5% 1/1/09 (AMBAC Insured)	1,000,000	1,095,910
		316,888,334
Puerto Rico - 3.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,680,000	2,828,579
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series D, 5.25% 7/1/38	2,500,000	2,485,075
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (b)	3,100,000	3,269,880
5.5% 10/1/40 (Escrowed to Maturity) (b)	1,000,000	1,049,770
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	3,000,000	3,059,490
		12,692,794
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $319,637,190)	329,581,128
NET OTHER ASSETS - 3.0%	10,050,038
NET ASSETS - 100%	$ 339,631,166
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	50.2%
Electric Utilities	12.9%
Health Care	10.9%
Water & Sewer	5.7%
Others* (individually less than 5%)	20.3%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $25,003,436 and $19,655,160, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $319,637,190) - See accompanying schedule		$ 329,581,128
Cash		5,293,204
Receivable for fund shares sold		6,230
Interest receivable		5,759,727
Prepaid expenses		828
Other receivables		4,552
Total assets		340,645,669

Liabilities
Payable for fund shares redeemed	$ 534,102
Distributions payable	319,647
Accrued management fee	106,423
Other affiliated payables	32,086
Other payables and accrued expenses	22,245
Total liabilities		1,014,503

Net Assets		$ 339,631,166
Net Assets consist of:
Paid in capital		$ 329,169,462
Undistributed net investment income		170,735
Accumulated undistributed net realized gain (loss) on investments		347,031
Net unrealized appreciation (depreciation) on investments		9,943,938
Net Assets, for 29,909,402 shares outstanding		$ 339,631,166
Net Asset Value, offering price and redemption price per share ($339,631,166 ÷ 29,909,402 shares)		$ 11.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 7,688,782

Expenses
Management fee	$ 651,755
Transfer agent fees	137,506
Accounting fees and expenses	45,447
Non-interested trustees' compensation	878
Custodian fees and expenses	3,723
Registration fees	18,831
Audit	19,597
Legal	1,926
Miscellaneous	5,779
Total expenses before reductions	885,442
Expense reductions	(32,970)	852,472
Net investment income (loss)		6,836,310
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		617,021
Change in net unrealized appreciation (depreciation) on investment securities		(10,026,957)
Net gain (loss)		(9,409,936)
Net increase (decrease) in net assets resulting from operations		$ (2,573,626)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,836,310	$ 13,771,276
Net realized gain (loss)	617,021	2,512,792
Change in net unrealized appreciation (depreciation)	(10,026,957)	1,291,690
Net increase (decrease) in net assets resulting from operations	(2,573,626)	17,575,758
Distributions to shareholders from net investment income	(6,783,266)	(13,684,949)
Distributions to shareholders from net realized gain	(889,753)	(1,935,603)
Total distributions	(7,673,019)	(15,620,552)
Share transactions Net proceeds from sales of shares	36,596,866	47,539,027
Reinvestment of distributions	5,684,047	11,834,902
Cost of shares redeemed	(36,285,971)	(61,886,380)
Net increase (decrease) in net assets resulting from share transactions	5,994,942	(2,512,451)
Redemption fees	2,469	2,193
Total increase (decrease) in net assets	(4,249,234)	(555,052)

Net Assets
Beginning of period	343,880,400	344,435,452
End of period (including undistributed net investment income of $170,735 and undistributed net investment income of $247,426, respectively)	$ 339,631,166	$ 343,880,400
Other Information Shares
Sold	3,158,977	4,073,369
Issued in reinvestment of distributions	490,524	1,014,251
Redeemed	(3,155,238)	(5,316,888)
Net increase (decrease)	494,263	(229,268)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.62	$ 11.19	$ 11.20	$ 10.63	$ 11.41
Income from Investment Operations
Net investment income (loss)	.228D	.467D	.509D	.529D,F	.529D	.511
Net realized and unrealized gain (loss)	(.301)	.133	.431	(.016)F	.568	(.780)
Total from investment operations	(.073)	.600	.940	.513	1.097	(.269)
Distributions from net investment income	(.227)	(.464)	(.510)	(.523)	(.527)	(.511)
Distributions from net realized gain	(.030)	(.066)	-	-	-	-
Total distributions	(.257)	(.530)	(.510)	(.523)	(.527)	(.511)
Redemption fees added to paid in capital	-D,G	-D,G	-D,G	-	-	-
Net asset value, end of period	$ 11.36	$ 11.69	$ 11.62	$ 11.19	$ 11.20	$ 10.63
Total ReturnB,C	(.65)%	5.27%	8.57%	4.64%	10.62%	(2.43)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.51%A	.51%	.51%	.51%	.52%	.53%
Expenses net of voluntary waivers, if any	.51%A	.51%	.51%	.51%	.52%	.53%
Expenses net of all reductions	.49%A	.49%	.49%	.46%	.46%	.51%
Net investment income (loss)	3.96%A	4.00%	4.45%	4.69%F	4.90%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,631	$ 343,880	$ 344,435	$ 316,371	$ 293,666	$ 285,029
Portfolio turnover rate	12%A	15%	25%	7%	18%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Minnesota Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Minnesota. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,888,529
Unrealized depreciation	(1,804,594)
Net unrealized appreciation (depreciation)	$ 10,083,935
Cost for federal income tax purposes	$ 319,497,193

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

4. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3,266 and $29,704, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
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Fidelity Investments
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Fidelity Investments
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Semiannual Report

To Visit Fidelity

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Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

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Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

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MNF-USAN-0804
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Spartan®

Municipal Income

Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	41	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	45	Notes to the financial statements.
Proxy Voting Results	49

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	15.8	15.5
Texas	12.8	14.0
New York	10.4	10.6
California	8.7	7.5
Massachusetts	7.3	7.5
Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.8	33.5
Electric Utilities	15.6	16.4
Health Care	12.3	11.3
Transportation	10.2	10.5
Water & Sewer	10.1	9.4
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	15.8	15.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	7.5	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 69.4%	AAA 67.7%
AA,A 23.0%	AA,A 24.3%
BBB 6.8%	BBB 7.3%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,186
Cullman Med. Park South Med. Clinic Board Rev. (Cullman Reg'l. Med. Ctr. Proj.) Series A, 6.5% 2/15/23	4,000	4,011
Jefferson County Swr. Rev. Series 1997 D, 5.7% 2/1/18 (Pre-Refunded to 2/1/07 @ 101) (e)	100	109
		6,306
Alaska - 0.2%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/09 (MBIA Insured)	10,000	8,326
Arizona - 0.5%
Arizona School Facilities Board State School Impt. Rev. 5.25% 7/1/20	1,000	1,048
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (d)	2,000	2,066
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5.4% 4/1/05	2,935	2,995
5.65% 4/1/06	3,625	3,762
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (e)	2,000	2,469
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	3,250	3,261
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,645	2,865
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (c)(d)	5,500	5,586
		24,052
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	6,500	6,593
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	3,840	4,421
		11,014
California - 8.7%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	991
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	1,859
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.75% 5/1/17	4,900	5,342
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.25% 5/1/10 (MBIA Insured)	$ 22,840	$ 25,062
5.5% 5/1/15 (AMBAC Insured)	8,800	9,602
5.875% 5/1/16	7,500	8,284
6% 5/1/15	9,300	10,349
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	10,700	11,119
Series A:
5.25% 7/1/13 (MBIA Insured)	5,300	5,840
5.25% 7/1/14 (FGIC Insured)	2,800	3,077
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,186
0% 10/1/17 (MBIA Insured)	2,050	1,068
0% 10/1/18 (MBIA Insured)	1,675	822
0% 10/1/22 (MBIA Insured)	5,000	1,882
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,619
4.5% 2/1/09	5,825	6,104
5% 2/1/09	1,435	1,534
5% 2/1/11	8,000	8,538
5.125% 9/1/12	2,000	2,134
5.25% 2/1/11	1,000	1,082
5.25% 2/1/14	7,600	8,157
5.25% 2/1/15	18,300	19,542
5.25% 2/1/16	4,300	4,559
5.25% 2/1/19	5,620	5,852
5.5% 2/1/12	8,000	8,778
5.5% 3/1/12	2,000	2,180
5.5% 4/1/30	3,800	3,887
5.5% 11/1/33	7,900	8,092
5.75% 12/1/24	4,000	4,204
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15	187	79
Series B, 5.2% 8/1/26 (MBIA Insured) (d)	400	400
Series G:
5.9% 2/1/09 (MBIA Insured) (d)	1,000	1,035
5.9% 8/1/09 (MBIA Insured) (d)	2,000	2,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (c)(d)	$ 8,800	$ 8,831
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (c)(d)	10,000	9,786
California Pub. Works Board Lease Rev. (Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,111
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	9,775	10,541
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,879
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton Redev. Proj.) Series A, 6.5% 8/1/13 (FSA Insured)	4,000	4,272
Encinitas Union School District 0% 8/1/20 (MBIA Insured)	3,500	1,522
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	4,932
0% 1/15/27 (a)	2,500	1,859
5% 1/15/16 (MBIA Insured)	2,800	2,911
5.75% 1/15/40	6,300	6,172
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	1,665	1,631
6.75% 6/1/39	8,800	7,906
Series 2003 B:
5% 6/1/08	1,400	1,461
5% 6/1/10	2,000	2,089
5% 6/1/12	2,255	2,326
5.75% 6/1/21	10,000	10,195
5.75% 6/1/23	3,400	3,441
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	5,000	4,892
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	9,400	10,157
5.375% 7/1/18 (MBIA Insured)	14,600	15,674
5.5% 7/1/15 (MBIA Insured)	4,210	4,637
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,391
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	3,460	4,238
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	$ 4,525	$ 1,077
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A:
3.75% 7/1/12	5,820	5,824
3.75% 1/1/13	1,500	1,434
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	736
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6.5% 7/1/07	1,000	1,083
6.5% 7/1/09	2,200	2,366
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series Issue 10A, 5.55% 5/1/14 (MBIA Insured) (d)	5,875	6,240
Second Series Issue 27A, 5.5% 5/1/09 (MBIA Insured) (d)	4,330	4,715
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	9,900	7,183
0% 1/15/34 (MBIA Insured)	10,000	1,828
5.25% 1/15/30 (MBIA Insured)	3,600	3,603
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	1,553
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	2,990	3,282
5.5% 5/15/16 (AMBAC Insured)	3,155	3,430
5.5% 5/15/17 (AMBAC Insured)	3,325	3,592
5.5% 5/15/19 (AMBAC Insured)	3,700	3,969
5.5% 5/15/22 (AMBAC Insured)	1,000	1,055
5.5% 5/15/23 (AMBAC Insured)	1,000	1,049
Series B:
5.5% 5/15/16 (AMBAC Insured)	6,500	7,102
5.5% 5/15/17 (AMBAC Insured)	6,860	7,438
Series B, 5.5% 5/15/15 (AMBAC Insured)	5,105	5,621
		393,363
Colorado - 1.1%
Arapahoe County Cherry Creek School District #5 5.5% 12/15/19	3,500	3,752
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev. Series 2001:
6.5% 11/15/31	$ 5,040	$ 5,400
6.625% 11/15/26	2,700	2,917
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,393
0% 1/1/10 (MBIA Insured)	1,500	1,197
Denver City & County Arpt. Rev.:
Series A, 0% 11/15/05 (MBIA Insured) (d)	4,480	4,345
Series D, 0% 11/15/05 (MBIA Insured) (d)	3,000	2,909
Denver Health & Hosp. Auth. Health Care Rev. Series A, 6.25% 12/1/33	2,000	2,005
Douglas and Elbert Counties School District #RE1 5.75% 12/15/20 (FGIC Insured)	1,500	1,660
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	10,000	10,622
El Paso County School District #20 Series A, 0% 6/15/08 (AMBAC Insured)	2,600	2,270
Highlands Ranch Metro. District #2 6.5% 6/15/10 (FSA Insured)	1,000	1,157
Larimer County School District #R1, Poudre 5.5% 12/15/23 (MBIA Insured)	3,500	3,732
Longmont Sales & Use Tax Rev. 5.7% 11/15/18 (FGIC Insured)	2,280	2,486
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,087
5.5% 6/15/19 (AMBAC Insured)	1,000	1,069
		48,001
Connecticut - 0.2%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18	4,300	4,648
Series D, 5.375% 11/15/18	4,000	4,274
		8,922
District Of Columbia - 1.3%
District of Columbia Gen. Oblig. Series 1998 A, 5.25% 6/1/27 (MBIA Insured)	17,330	17,624
District of Columbia Rev.:
(American Assoc. of Advancement in Science Proj.) 5.125% 1/1/27 (AMBAC Insured)	9,250	9,171
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	13,785
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	$ 2,000	$ 2,213
6% 4/1/18 (MBIA Insured)	13,835	15,310
		58,103
Florida - 2.0%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,666
Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 6% 10/1/24 (MBIA Insured) (d)	3,750	3,952
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	3,300	3,723
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.):
3.35%, tender 9/1/05 (c)	17,300	17,513
5.25% 11/15/12	3,935	4,103
5.25% 11/15/13	3,140	3,253
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.) Series 13 Issue 2, 5.375% 10/1/16	4,535	4,791
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (e)	2,695	3,054
Jacksonville Port Auth. Rev.:
5.5% 11/1/06 (MBIA Insured) (d)	4,140	4,314
5.75% 11/1/09 (MBIA Insured) (d)	1,000	1,085
Miami-Dade County Edl. Facilities Auth. Rev. 5.75% 4/1/29 (AMBAC Insured)	5,000	5,327
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	3,600	3,833
Palm Beach County School Board Ctfs. of Prtn. Series A:
5.5% 8/1/21 (AMBAC Insured)	6,135	6,509
5.5% 8/1/22 (AMBAC Insured)	8,210	8,625
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (d)	5,000	5,360
6% 4/1/09 (AMBAC Insured) (d)	8,090	8,706
South Broward Hosp. District Rev. 5.625% 5/1/32 (MBIA Insured)	2,630	2,752
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,167
		91,733
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - 1.1%
Atlanta & Fulton County Resource Auth. Rev. (Downtown Area Pub. Impt. Proj.) Series A, 5.375% 12/1/21 (MBIA Insured)	$ 6,000	$ 6,295
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	5,800	6,325
Forsyth County School District 5.75% 2/1/18	1,650	1,819
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	162
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/09 (FSA Insured)	3,100	3,321
5% 1/1/11 (FSA Insured)	3,100	3,321
Gainesville & Hall County Hosp. Auth. Rev. Anticipation Ctfs. (Northeast Georgia Health Sys., Inc. Proj.) 5.5% 5/15/31	4,500	4,499
Georgia Gen. Oblig. Series D, 5.8% 11/1/13	15,350	17,309
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series A, 5.5% 11/1/24	5,000	5,204
		48,255
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,834
Series 2000 B, 8% 7/1/11 (FGIC Insured) (d)	9,250	11,304
Hawaii Gen. Oblig.:
Series CN, 5.25% 3/1/12 (FGIC Insured)	17,300	18,595
Series CU, 5.75% 10/1/12 (MBIA Insured)	2,130	2,342
Honolulu City and County Wastewtr. Sys. Sr. Series 2001 5.5% 7/1/18 (AMBAC Insured)	1,090	1,160
		36,235
Idaho - 0.2%
Boise City Urban Renewal Agcy. Lease Rev. 5.9% 8/15/29 (AMBAC Insured)	6,950	7,482
Illinois - 15.8%
Chicago Board of Ed.:
Series A:
0% 12/1/16 (FGIC Insured)	3,200	1,739
5.5% 12/1/28 (MBIA Insured)	4,760	4,888
5.75% 12/1/27 (AMBAC Insured)	50,570	56,106
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	10,900
0% 1/1/15 (FGIC Insured)	20,000	12,075
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(City Colleges Proj.):
0% 1/1/26 (FGIC Insured)	$ 16,000	$ 4,813
0% 1/1/28 (FGIC Insured)	23,555	6,135
0% 1/1/30 (FGIC Insured)	15,335	3,543
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	8,400	9,086
Series A, 5.75% 1/1/40 (FGIC Insured)	18,500	19,442
Series 2000 C, 5.5% 1/1/40 (FGIC Insured)	14,750	15,101
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	15,367
Series A:
5% 1/1/41 (MBIA Insured)	1,300	1,244
5% 1/1/42 (AMBAC Insured)	18,955	18,128
5.25% 1/1/22 (MBIA Insured)	2,085	2,154
5.5% 1/1/38 (MBIA Insured)	21,500	22,016
Series C, 5.7% 1/1/30 (FGIC Insured)	15,415	16,155
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	24,825	25,495
Series B:
5.25% 1/1/13 (MBIA Insured) (d)	2,910	3,006
5.25% 1/1/14 (MBIA Insured) (d)	3,060	3,152
6% 1/1/08 (MBIA Insured) (d)	2,170	2,324
6% 1/1/10 (MBIA Insured) (d)	2,435	2,615
6.125% 1/1/11 (MBIA Insured) (d)	2,580	2,778
Chicago Motor Fuel Tax Rev. Series A, 5.25% 1/1/19 (AMBAC Insured)	1,780	1,874
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	10,000	10,698
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	12,000	12,526
5.6% 1/1/10 (AMBAC Insured)	4,500	4,786
6.25% 1/1/09 (AMBAC Insured) (d)	6,730	7,329
6.375% 1/1/12 (MBIA Insured)	4,500	4,688
6.375% 1/1/15 (MBIA Insured)	14,900	15,524
Series B, 5.75% 1/1/30 (AMBAC Insured)	13,420	14,008
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	4,967
5.25% 1/1/19 (FGIC Insured)	3,000	3,159
5.25% 1/1/20 (FGIC Insured)	2,195	2,300
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (AMBAC Insured)	11,670	11,770
5.5% 1/1/17 (AMBAC Insured)	1,135	1,221
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 5% 6/1/07 (AMBAC Insured)	$ 9,950	$ 10,227
Chicago Wtr. Rev.:
0% 11/1/16 (AMBAC Insured)	7,555	4,122
5.25% 11/1/27 (FGIC Insured)	1,300	1,307
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,000	3,043
Cook County Gen. Oblig.:
Series C, 5.5% 11/15/26 (AMBAC Insured)	5,010	5,228
0% 11/1/08 (Escrowed to Maturity) (e)	8,280	7,155
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,066
5.25% 1/1/22	2,000	2,075
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,436
5% 7/1/18 (AMBAC Insured)	1,450	1,506
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series D, 6.75% 3/1/15 (AMBAC Insured)	7,000	7,362
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17 (b)	2,800	2,974
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,793
5.5% 9/1/19	4,405	4,728
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series A, 5.25% 7/1/41	2,000	1,981
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,396
5.25% 12/1/20 (FSA Insured)	2,000	2,093
5.375% 12/1/14 (FSA Insured)	5,000	5,476
5.375% 7/1/15 (MBIA Insured)	3,700	4,009
5.5% 8/1/16 (MBIA Insured)	13,000	14,148
5.5% 8/1/17 (MBIA Insured)	7,500	8,141
5.5% 2/1/18 (FGIC Insured)	1,000	1,076
5.5% 8/1/18 (MBIA Insured)	5,000	5,399
5.75% 12/1/18 (MBIA Insured)	1,200	1,314
5.5% 4/1/17 (MBIA Insured)	7,065	7,531
5.6% 4/1/21 (MBIA Insured)	7,500	7,934
5.7% 4/1/16 (MBIA Insured)	7,350	7,967
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	$ 9,000	$ 9,334
7% 5/15/22	5,000	5,421
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,455
6% 7/1/33	3,775	3,836
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,210
7% 4/1/14	1,500	1,754
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (e)	5,025	6,011
(Swedish American Hosp. Proj.):
5.375% 11/15/13 (AMBAC Insured)	3,000	3,066
6.875% 11/15/30	6,980	7,405
6.75% 2/15/15	1,000	1,105
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,930
Illinois Sales Tax Rev. 6% 6/15/20	4,600	5,094
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A:
5.5% 1/1/15 (FSA Insured)	5,210	5,684
5.5% 1/1/16 (FSA Insured)	5,680	6,173
5.5% 1/1/17 (FSA Insured)	3,230	3,493
Kane County School District #129, Aurora West Side:
Series A:
5.75% 2/1/17 (FGIC Insured)	3,655	3,997
5.75% 2/1/20 (FGIC Insured)	7,360	7,960
6% 2/1/23 (FGIC Insured)	1,335	1,465
Kane, Cook & DuPage Counties School District #46 Elgin 6.375% 1/1/18 (FSA Insured)	1,850	2,111
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
5.5% 12/1/16 (MBIA Insured)	2,500	2,703
5.5% 12/1/17 (MBIA Insured)	4,000	4,299
Lake County Cmnty. Consolidated School District #50, Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	6,000	6,576
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,109
5.625% 3/1/21 (AMBAC Insured)	2,505	2,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C: - continued
5.75% 3/1/19 (AMBAC Insured)	$ 2,240	$ 2,495
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	5,730	6,066
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	15,000	2,964
5.75% 6/15/41 (MBIA Insured)	9,800	10,327
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,381
Series A:
0% 6/15/08 (Escrowed to Maturity) (e)	3,335	2,946
0% 6/15/08 (MBIA Insured)	3,820	3,342
0% 6/15/11 (Escrowed to Maturity) (e)	6,000	4,586
0% 6/15/15 (FGIC Insured)	15,000	8,861
0% 6/15/31 (MBIA Insured)	13,300	2,863
0% 6/15/36 (MBIA Insured)	25,190	4,057
0% 6/15/37 (MBIA Insured)	22,500	3,411
0% 12/15/37 (MBIA Insured)	20,980	3,090
0% 6/15/40 (MBIA Insured)	42,600	5,381
5.25% 12/15/10 (AMBAC Insured)	12,950	13,855
6.65% 6/15/12 (FGIC Insured)	250	253
Series 2002 A:
0% 6/15/09 (Escrowed to Maturity) (e)	18,150	15,298
0% 6/15/09 (FGIC Insured)	460	382
Series 2002:
0% 6/15/10 (Escrowed to Maturity) (e)	16,640	13,194
0% 6/15/13 (Escrowed to Maturity) (e)	4,155	2,850
0% 6/15/13 (FGIC Insured)	5,430	3,612
Series A, 0% 6/15/09 (Escrowed to Maturity) (e)	2,325	1,960
0% 6/15/10 (FGIC Insured)	360	283
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,082
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,032
0% 4/1/17 (MBIA Insured)	16,270	8,621
0% 4/1/20 (MBIA Insured)	8,000	3,508
		716,214
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - 1.6%
Hamilton Southeastern Cumberland Campus School Bldg. Corp. 5.125% 1/15/23 (AMBAC Insured)	$ 1,250	$ 1,270
Indiana Bond Bank Rev. Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,005
5% 2/1/20 (MBIA Insured)	1,635	1,682
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (d)	7,350	7,413
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	3,024
5.5% 2/15/30 (MBIA Insured)	5,295	5,364
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	1,000	1,076
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A:
5.25% 7/1/33 (MBIA Insured)	35,240	35,401
5.5% 1/1/18 (MBIA Insured)	1,250	1,346
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (d)	10,000	10,170
5.95% 12/1/29 (d)	2,000	2,037
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	2,000	2,127
		72,915
Iowa - 0.7%
Iowa Fin. Auth. Hosp. Facilities Rev.:
5.875% 2/15/30 (AMBAC Insured)	15,000	15,895
6.625% 2/15/12	2,000	2,230
6.75% 2/15/13	1,000	1,107
6.75% 2/15/14	1,280	1,409
6.75% 2/15/15	1,000	1,093
6.75% 2/15/17	1,000	1,079
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	10,000	8,004
		30,817
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	7,800	8,054
Kansas City Util. Sys. Rev.:
0% 9/1/10 (AMBAC Insured)	2,865	2,255
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - continued
Kansas City Util. Sys. Rev.: - continued
0% 9/1/10 (Escrowed to Maturity) (e)	$ 3,825	$ 3,049
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Services Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,871
		18,229
Kentucky - 2.1%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	3,895
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	9,450	9,537
5.75% 5/15/33 (FGIC Insured)	65,000	68,581
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (d)	1,545	1,650
5.5% 7/1/10 (FSA Insured) (d)	3,800	4,092
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/08 (AMBAC Insured)	600	537
0% 1/1/09 (AMBAC Insured)	2,000	1,701
0% 1/1/10 (AMBAC Insured)	7,440	6,017
		96,010
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,171
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	9,000	5,427
New Orleans Gen. Oblig.:
0% 9/1/08 (AMBAC Insured)	10,000	8,685
0% 9/1/09 (AMBAC Insured)	16,500	13,550
0% 9/1/11 (AMBAC Insured)	3,665	2,710
0% 9/1/14 (AMBAC Insured)	3,500	2,199
		35,742
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Residential Proj.) Series B, 5.05% 9/1/19 (d)	830	834
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,605	1,796
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)	$ 995	$ 1,113
(Univ. of Maryland Med. Sys. Proj.) 6.75% 7/1/30	10,415	11,594
		15,337
Massachusetts - 7.3%
Massachusetts Bay Trans. Auth.:
Series 1996 B, 5.25% 3/1/26 (FSA Insured)	5,465	5,512
Series 2000 A, 5.25% 7/1/30	7,105	7,176
Series A:
5.375% 3/1/19	15,000	15,787
5.75% 3/1/26	17,795	18,864
Series B, 6.2% 3/1/16	3,800	4,390
Massachusetts Bay Trans. Auth. Sales Tax Rev. Sr. Series A, 5.5% 7/1/30	3,270	3,355
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (d)	4,200	4,250
Series B Issue E:
5.75% 7/1/05 (AMBAC Insured) (d)	1,025	1,056
5.85% 7/1/06 (AMBAC Insured) (d)	1,225	1,256
5.95% 7/1/07 (AMBAC Insured) (d)	1,325	1,357
6.05% 7/1/08 (AMBAC Insured) (d)	1,360	1,393
6.15% 7/1/10 (AMBAC Insured) (d)	545	558
6.25% 7/1/11 (AMBAC Insured) (d)	325	333
6.3% 7/1/12 (AMBAC Insured) (d)	335	343
Massachusetts Fed. Hwy.:
Series 2000 A:
5.75% 6/15/11	10,000	11,122
5.75% 6/15/12	5,000	5,483
5.75% 6/15/13	5,000	5,534
Series B, 5.125% 12/15/09	2,005	2,164
Massachusetts Gen. Oblig. Series D, 5.25% 10/1/21 (Pre-Refunded to 10/1/13 @ 100) (e)	9,000	9,817
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	4,095	4,151
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	2,000	2,249
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	3,800	3,906
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,009
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,220
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Univ. of Massachusetts Proj.) Series A, 5.875% 10/1/29 (FGIC Insured)	$ 10,000	$ 10,763
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,705	5,638
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Rental Proj.) Series A:
6.6% 7/1/14 (AMBAC Insured) (d)	2,190	2,236
6.65% 7/1/19 (AMBAC Insured) (d)	1,760	1,797
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A:
4.8% 12/1/04	3,750	3,756
4.95% 12/1/06	2,000	1,992
Series A, 4.85% 12/1/05	2,200	2,213
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/06	30,800	29,113
0% 8/1/08	5,000	4,349
0% 8/1/09	21,800	17,914
0% 8/1/10	2,000	1,556
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (e)	3,010	3,093
Massachusetts Port Auth. Rev. Series 1999 C, 5.75% 7/1/29 (FSA Insured)	15,845	16,815
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	15,000	16,128
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,477
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,005
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	17,365	17,430
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	96
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	33,000	34,874
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75% 6/15/16 (MBIA Insured)	4,850	5,356
		329,886
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - 2.3%
Caladonia Cmnty. Schools Counties of Kent, Allegan and Barry 5.5% 5/1/26 (FGIC Insured)	$ 7,000	$ 7,219
Clarkston Cmnty. Schools 5.375% 5/1/20	1,775	1,907
Detroit Gen. Oblig. Series A:
5% 4/1/06 (FSA Insured) (b)	5,700	5,868
5% 4/1/07 (FSA Insured) (b)	14,000	14,629
5% 4/1/10 (FSA Insured) (b)	3,870	4,087
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	4,520	4,562
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,460	1,601
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (e)	4,750	4,915
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (e)	4,000	4,072
Series X, 6% 8/15/34 (MBIA Insured)	10,675	11,470
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (e)	420	452
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,107
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B, 5.7% 4/1/12	3,750	3,832
Michigan Muni. Bond Auth. Rev. (State Revolving Fund Prog.) 5.125% 10/1/20	18,300	18,837
Michigan Strategic Fund Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.2%, tender 12/1/05 (c)(d)	5,000	5,071
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,050
5.5% 1/1/14	3,695	3,809
6.25% 1/1/09	400	442
		101,930
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,036
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	9,700	9,751
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	6,000	6,236
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	12,000	12,777
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	$ 8,500	$ 9,070
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series C, 5.25% 10/1/13 (AMBAC Insured)	2,000	2,039
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,830
5.25% 12/1/19	2,850	3,031
Waconia Independent School District #110 Series A, 5% 2/1/15 (FSA Insured)	1,155	1,220
		46,990
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	4,000	4,326
Missouri - 0.2%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	1,951
Series 2003 A:
5.125% 1/1/19	5,000	5,216
5.25% 1/1/18	1,280	1,359
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (d)	315	315
		8,841
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	7,700	7,865
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.):
Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (e)	1,255	1,394
6.875% 6/1/20 (Escrowed to Maturity) (e)	3,870	4,298
6.875% 6/1/20 (Escrowed to Maturity) (e)	2,005	2,227
		15,784
Nevada - 1.3%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (d)	4,310	4,471
5.375% 7/1/19 (AMBAC Insured) (d)	1,100	1,131
5.375% 7/1/21 (AMBAC Insured) (d)	1,600	1,631
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Clark County Gen. Oblig.:
Series 2000, 5.5% 7/1/30 (MBIA Insured)	$ 4,500	$ 4,603
5.5% 7/1/21 (MBIA Insured)	1,100	1,158
Clark County School District:
Series B, 0% 3/1/09 (FGIC Insured)	4,000	3,358
Series F, 5.5% 6/15/16 (FSA Insured)	3,600	3,882
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,708
Nevada Gen. Oblig. (Cap. Impt. Proj.) Series B, 5.25% 6/1/11	5,025	5,392
Truckee Meadows Wtr. Auth. Wtr. Rev. 5.25% 7/1/34 (FSA Insured)	18,840	19,180
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,250
0% 7/1/13 (FSA Insured)	4,590	3,071
0% 7/1/14 (FSA Insured)	3,000	1,890
		59,725
New Hampshire - 0.2%
Manchester School Facilities Rev.:
5.5% 6/1/22 (MBIA Insured)	5,390	5,759
5.5% 6/1/28 (MBIA Insured)	2,495	2,602
Nashua Gen. Oblig. 5.25% 9/15/18	1,000	1,055
		9,416
New Jersey - 1.4%
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/14 (AMBAC Insured)	2,440	2,613
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ Hosp. Group Issue Proj.) 7% 7/1/06 (AMBAC Insured)	1,635	1,745
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	1,475	1,583
New Jersey Trans. Trust Fund Auth.:
Series 2003 C, 5.5% 6/15/17	5,785	6,311
Series B, 5% 6/15/13 (AMBAC Insured)	11,055	11,794
Series C, 5.5% 6/15/19	5,000	5,374
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,434
5.25% 8/1/19 (FGIC Insured)	2,735	2,867
Ocean County Utils. Auth. Wastewtr. Rev. 5.25% 1/1/07	1,850	1,926
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	$ 4,200	$ 4,078
5.75% 6/1/32	9,415	8,121
6.125% 6/1/24	8,500	7,756
6.125% 6/1/42	4,500	3,603
Warren County Poll. Cont. Fing. Auth. Resource Recovery Rev. 6.55% 12/1/06 (MBIA Insured)	1,000	1,020
		62,225
New Mexico - 0.6%
Albuquerque Arpt. Rev.:
6.5% 7/1/08 (AMBAC Insured) (d)	1,500	1,668
6.7% 7/1/18 (AMBAC Insured) (d)	2,500	2,774
6.75% 7/1/09 (AMBAC Insured) (d)	1,150	1,310
6.75% 7/1/10 (AMBAC Insured) (d)	1,700	1,947
6.75% 7/1/12 (AMBAC Insured) (d)	1,935	2,247
Bernalillo County Gross Receipt Tax Rev. 5.25% 10/1/26	5,790	5,840
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (d)	5,000	5,250
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,117
		27,153
New York - 10.4%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/14 (FSA Insured)	3,500	3,930
5.75% 5/1/15 (FSA Insured)	7,870	8,776
5.75% 5/1/18 (FSA Insured)	3,460	3,793
5.75% 5/1/21 (FSA Insured)	1,575	1,709
5.75% 5/1/23 (FSA Insured)	1,750	1,885
Metro. Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	2,200	2,310
Metro. Trans. Auth. Transit Facilities Rev.:
Series B2, 5% 7/1/17 (Escrowed to Maturity) (e)	2,950	3,093
Series C, 5.125% 7/1/14 (Pre-Refunded to 1/1/12 @ 100) (e)	500	548
Metropolitan Trans. Auth. Rev. Series 2002 A, 5% 11/15/30 (FSA Insured)	10,000	9,843
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,040
Series A, 5.5% 1/1/20 (MBIA Insured)	4,200	4,535
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev.: - continued
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (e)	$ 14,250	$ 15,907
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	2,300	2,464
5% 9/1/12 (FGIC Insured)	4,500	4,791
Nassau County Interim Fin. Auth. Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	1,000	1,122
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	6,300	7,182
Series A:
5.25% 11/1/14 (MBIA Insured)	1,850	1,998
6% 8/1/18 (Escrowed to Maturity) (e)	4,900	4,912
Series C, 5.75% 3/15/27 (FSA Insured)	4,000	4,234
Series E, 6% 8/1/11	3,500	3,783
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,685
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	1,575	1,622
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (d)	500	512
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	3,870	4,151
5.875% 6/15/26	1,125	1,209
Series A:
5.125% 6/15/34 (MBIA Insured)	13,800	13,787
5.75% 6/15/31 (FGIC Insured)	2,725	2,882
6% 6/15/28	12,500	13,465
Series B:
5.125% 6/15/31	10,545	10,448
5.75% 6/15/26	10,000	10,499
5.75% 6/15/26 (AMBAC Insured)	10,000	10,647
5.75% 6/15/29	56,120	58,444
5.75% 6/15/29 (MBIA Insured)	15,950	16,936
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/27 (MBIA Insured)	6,500	6,772
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	5,998
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	21,915	24,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/09	$ 4,370	$ 4,815
Series C, 7.5% 7/1/10 (FGIC Insured)	24,650	28,166
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	3,770	4,102
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (FGIC Insured)	6,865	7,901
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14	690	911
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,315
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	4,205	4,324
4.875% 6/15/20	8,500	8,672
5% 6/15/15	3,015	3,149
New York State Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,500	1,581
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	3,500	3,773
New York State Thruway Auth. Svc. Contract Rev.:
Series B, 5.375% 4/1/11 (MBIA Insured)	10,000	10,911
5.5% 4/1/16	2,350	2,529
New York State Urban Dev. Corp. Rev. Series C1:
5.5% 3/15/18 (FGIC Insured)	1,045	1,133
5.5% 3/15/20 (FGIC Insured)	2,795	3,009
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	2,190	2,266
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	2,800	3,069
Niagara Falls City Niagara County Pub. Impt. (Pub. Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	500	657
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,845
5.25% 6/1/22 (AMBAC Insured)	3,850	3,958
5.5% 6/1/15	33,500	35,497
Series C1, 5.5% 6/1/14	7,300	7,674
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	8,520	9,596
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Series A, 5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (e)	$ 13,315	$ 14,264
Series B, 5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (e)	2,000	2,131
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (e)	10,025	10,956
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (e)	9,100	10,097
		471,525
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	3,400	3,528
North Carolina - 4.5%
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	6,380	6,272
5.125% 7/1/42	21,500	21,137
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,675	9,299
5.75% 1/1/26	4,000	4,027
Series B:
5.875% 1/1/21 (MBIA Insured)	22,725	24,741
6% 1/1/05	17,500	17,718
7% 1/1/08	9,400	10,432
7.25% 1/1/07	8,375	9,165
Series C:
5.25% 1/1/09	2,500	2,645
5.5% 1/1/07	5,950	6,272
7% 1/1/07	15,715	17,104
Series D:
5.375% 1/1/10	4,500	4,794
6.7% 1/1/19	5,000	5,450
6.75% 1/1/26	7,000	7,556
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,034
5% 2/1/20	1,500	1,536
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	5,200	5,697
Series 1999 B, 6.375% 1/1/08	7,000	7,650
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series A:
5.125% 1/1/15 (MBIA Insured)	$ 6,860	$ 7,179
5.125% 1/1/17 (MBIA Insured)	15,350	16,022
5.125% 1/1/17 (MBIA Insured)	16,000	16,814
		204,544
North Dakota - 0.8%
Mercer County Poll. Cont. Rev.:
(Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	31,325
(Montana-Dakota Utils. Co. Proj.) 6.65% 6/1/22 (FGIC Insured)	3,750	3,761
		35,086
Ohio - 1.4%
Cincinnati Gen. Oblig. (Police & Firemen's Disability Proj.) 6% 12/1/35	11,000	12,061
Franklin County Hosp. Rev. 5.5% 5/1/28 (AMBAC Insured)	4,265	4,354
Hilliard School District 5.75% 12/1/24 (FGIC Insured)	4,725	5,047
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,760	2,929
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	1,225	1,302
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	10,000	10,768
6% 12/1/26	10,000	10,516
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (c)(d)	5,000	5,170
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Buckeye Pwr., Inc. Proj.) 7.8% 11/1/14 (AMBAC Insured)	2,200	2,288
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	3,000	3,107
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,754
		61,296
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - 0.8%
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 6% 2/15/29	$ 15,000	$ 15,947
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	19,750	20,629
		36,576
Oregon - 0.7%
Clackamas County School District #62C, Oregon City Series 2004:
5% 6/15/18 (FSA Insured)	1,325	1,379
5% 6/15/19 (FSA Insured)	3,395	3,523
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20	1,540	1,631
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Lewis & Clark College Proj.) Series A:
6% 10/1/13 (MBIA Insured)	1,750	1,802
6.125% 10/1/24 (MBIA Insured)	1,000	1,030
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/06	385	402
8% 7/15/07	430	448
8% 7/15/08	480	500
8% 7/15/09	540	562
8% 7/15/10	605	630
8% 7/15/11	385	401
Portland Swr. Sys. Rev.:
Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	3,000	3,305
5.75% 8/1/20 (FGIC Insured)	14,390	15,782
		31,395
Pennsylvania - 2.0%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (d)	6,500	6,899
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,182
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,545
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 6% 12/15/20	2,900	2,905
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	$ 2,000	$ 2,273
6.1% 6/1/12 (AMBAC Insured)	3,000	3,437
6.125% 6/1/14 (AMBAC Insured)	5,230	6,023
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (e)	11,455	7,678
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	3,000	3,084
6.7% 9/1/14 (MBIA Insured)	1,500	1,542
6.7% 9/1/16 (Escrowed to Maturity) (e)	2,000	2,379
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (d)	8,700	8,835
Pennsylvania Gen. Oblig. Second Series, 5.5% 5/1/17 (FSA Insured)	4,300	4,676
Pennsylvania Hsg. Fin. Agcy.:
Series 54A, 5.375% 10/1/28 (d)	655	665
8.1% 7/1/13	2,000	2,009
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10 (FGIC Insured) (d)	4,425	4,736
Philadelphia Gen. Oblig. Series 2003 A:
5% 2/15/10 (XL Cap. Assurance, Inc. Insured)	2,000	2,146
5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,076
Philadelphia School District:
Series 2002 A, 5.5% 2/1/31 (FSA Insured)	10,700	11,116
Series C, 5.75% 3/1/29 (MBIA Insured)	6,500	6,863
Quaker Valley School District 5.5% 4/1/24 (FSA Insured)	1,405	1,487
West Allegheny School District Series B, 5.25% 2/1/14 (FGIC Insured)	2,010	2,194
		89,750
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,501
5.75% 7/1/19 (FGIC Insured)	3,240	3,573
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	$ 6,900	$ 7,278
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,200	1,260
		14,612
Rhode Island - 0.2%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	6,400	6,778
South Carolina - 0.8%
Charleston County Gen. Oblig. 6% 6/1/13 (Pre-Refunded to 6/1/06 @ 100) (e)	2,500	2,685
Lexington County Health Svcs. District, Inc. Hosp. Rev. 6% 11/1/18	3,500	3,733
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series B, 5.25% 1/1/11 (MBIA Insured)	8,625	9,233
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (e)	1,500	1,823
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,261
5.375% 1/1/23 (FSA Insured)	1,025	1,071
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	4,000	4,855
South Carolina Ports Auth. Ports Rev. 5.5% 7/1/08 (FSA Insured) (d)	3,515	3,822
South Carolina Pub. Svc. Auth. Rev. Series A, 5.75% 1/1/10 (MBIA Insured)	4,705	5,025
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,144
		35,652
South Dakota - 0.1%
Sioux Falls School District #49-5 5.5% 7/1/20	2,735	2,965
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,182
		4,147
Tennessee - 1.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,300	3,541
5.75% 1/1/14 (MBIA Insured)	2,000	2,243
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C: - continued
7.25% 1/1/10 (MBIA Insured)	$ 2,660	$ 3,132
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (d)	1,500	1,663
6.25% 2/15/10 (MBIA Insured) (d)	1,000	1,112
6.25% 2/15/11 (MBIA Insured) (d)	1,415	1,577
Series B, 6.5% 2/15/09 (MBIA Insured) (d)	500	560
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (e)	3,100	3,500
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (e)	4,400	4,995
Metro. Govt. Nashville & Davidson County Sports Auth. Rev. (Stadium Proj.) 5.875% 7/1/21 (AMBAC Insured)	6,455	6,927
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,837
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	22,500	24,057
		60,144
Texas - 12.8%
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,262
Austin Cmnty. College District 5% 8/1/17 (AMBAC Insured)	1,095	1,144
Austin Util. Sys. Rev.:
Series A, 0% 11/15/08 (MBIA Insured)	3,895	3,352
0% 5/15/10 (MBIA Insured)	7,970	6,342
Austin Wtr. & Wastewtr. Sys. Rev. 5.5% 5/15/16 (MBIA Insured)	2,200	2,362
Bexar Metro. Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	1,660	1,754
Birdville Independent School District:
0% 2/15/11	8,665	6,590
0% 2/15/13	13,690	9,324
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(d)	5,000	5,178
Canyon Independent School District Series A, 5.5% 2/15/21	1,855	1,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Cedar Hill Independent School District 0% 8/15/09	$ 1,575	$ 1,299
Clint Independent School District:
5.5% 8/15/19	1,055	1,133
5.5% 8/15/20	1,110	1,189
5.5% 8/15/21	1,175	1,248
Conroe Independent School District:
Lot B:
0% 2/15/08	3,000	2,664
0% 2/15/09	1,100	929
Series B, 0% 2/15/10	2,805	2,251
0% 2/15/11	1,500	1,141
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/12	20,900	14,982
0% 2/15/13	6,425	4,376
0% 2/15/14	11,465	7,330
0% 2/15/16	9,700	5,512
5.25% 2/15/22	3,500	3,591
5.75% 2/15/19	4,400	4,772
5.75% 2/15/21	1,000	1,077
Dallas Fort Worth Reg'l. Arpt. Rev. Series A, 7.375% 11/1/12 (FGIC Insured)	1,000	1,020
Dallas Hsg. Corp. Cap. Prog. Rev. (Section 8 Assorted Projs.):
7.7% 8/1/05	490	492
7.85% 8/1/13	1,000	1,001
Denton County Lewisville Independent School District Series 2004, 5% 8/15/16	3,465	3,618
Duncanville Independent School District 5.65% 2/15/28	5,550	5,800
Edinburg Consolidated Independent School District 5.5% 2/15/30	5,025	5,142
El Paso Property Fin. Auth. Single Family Mtg. Rev. Series A, 8.7% 12/1/18 (d)	200	203
Elgin Independent School District 5.25% 10/1/24	2,000	2,029
Frisco Independent School District 5.375% 8/15/17	2,715	2,904
Garland Independent School District Series A, 4% 2/15/17	5,000	4,788
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,687
5.25% 4/15/16 (MBIA Insured)	1,680	1,796
5.25% 4/15/17 (MBIA Insured)	2,295	2,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.): - continued
5.25% 4/15/18 (MBIA Insured)	$ 1,915	$ 2,020
5.25% 4/15/19 (MBIA Insured)	1,000	1,052
5.25% 4/15/20 (MBIA Insured)	1,565	1,637
Harlandale Independent School District:
5.5% 8/15/35	3,625	3,709
5.7% 8/15/30	8,290	8,643
6% 8/15/16	2,445	2,752
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 8/1/08	8,005	6,958
0% 10/1/13 (MBIA Insured)	5,550	3,656
0% 10/1/14 (MBIA Insured)	11,000	6,865
0% 8/15/25 (MBIA Insured)	3,000	924
0% 8/15/28 (MBIA Insured)	5,000	1,275
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.375% 2/15/26	3,000	2,998
5.625% 2/15/13	4,625	4,953
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	1,545	1,719
7.4% 2/15/10 (Escrowed to Maturity) (e)	1,035	1,138
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (d)	2,000	2,086
5.625% 7/1/21 (FSA Insured) (d)	3,350	3,478
6% 7/1/08 (FGIC Insured) (d)	1,000	1,094
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	10,965
Houston Independent School District:
Series A, 0% 8/15/11	6,400	4,751
0% 8/15/13	9,835	6,499
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	2,688
0% 8/15/12	5,105	3,569
0% 8/15/13	3,610	2,396
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,612
0% 8/15/11	4,170	3,096
Keller Independent School District Series A, 5.125% 8/15/25	3,000	3,002
Killeen Independent School District:
5.25% 2/15/17	2,105	2,227
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Killeen Independent School District: - continued
5.25% 2/15/18	$ 1,325	$ 1,395
La Joya Independent School District 5.5% 2/15/22	8,140	8,504
Leander Independent School District 7.5% 8/15/08	300	350
Little Elm Independent School District 5.5% 8/15/21	2,540	2,690
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (e)	3,000	2,577
5.25% 1/1/15 (Escrowed to Maturity) (e)	6,260	6,863
5.25% 5/15/18 (AMBAC Insured)	2,020	2,132
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,055
5.25% 5/15/19 (AMBAC Insured)	1,000	1,049
5.25% 5/15/20 (AMBAC Insured)	2,000	2,093
Mansfield Independent School District 5.5% 2/15/18	3,855	4,132
Mesquite Independent School District 5.375% 8/15/11	1,385	1,495
Midlothian Independent School District:
0% 2/15/07	1,935	1,795
0% 2/15/09	1,970	1,664
0% 2/15/10	1,525	1,224
Midway Independent School District 0% 8/15/19	3,600	1,655
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	3,800	4,087
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (MBIA Insured)	5,215	5,833
Northside Independent School District 5.5% 2/15/12	3,715	4,078
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,058
Prosper Independent School District 5.75% 8/15/29	1,250	1,315
Rockwall Independent School District:
5.375% 2/15/19	1,450	1,535
5.375% 2/15/20	1,230	1,299
5.375% 2/15/21	1,560	1,639
5.625% 2/15/12	4,090	4,520
5.625% 2/15/13	1,190	1,311
5.625% 2/15/14	1,160	1,270
Round Rock Independent School District:
Series 2001 A, 5.5% 8/1/16	2,305	2,485
0% 8/15/09 (MBIA Insured)	7,430	6,155
0% 8/15/10 (MBIA Insured)	8,300	6,522
0% 8/15/11 (MBIA Insured)	4,300	3,204
4.5% 8/1/17	5,575	5,582
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	$ 16,000	$ 16,979
San Antonio Elec. & Gas Systems Rev.:
Series B:
0% 2/1/09 (Escrowed to Maturity) (e)	7,000	5,995
0% 2/1/10 (Escrowed to Maturity) (e)	19,000	15,260
0% 2/1/12 (Escrowed to Maturity) (e)	7,000	5,102
5.375% 2/1/18	5,000	5,324
5.375% 2/1/19	6,000	6,354
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,159
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (e)	25	28
San Antonio Independent School District Series A, 5.375% 8/15/16	1,000	1,070
San Antonio Wtr. Sys. Rev.:
5.875% 5/15/19	3,000	3,305
6.5% 5/15/10 (Escrowed to Maturity) (e)	440	514
San Benito Consolidated Independent School District 6% 2/15/25	6,200	6,726
Socorro Independent School District 5.375% 8/15/18	1,090	1,159
South San Antonio Independent School District 5% 8/15/17	1,025	1,070
Southlake Gen. Oblig. Series 2000 D, 5.75% 2/15/21 (AMBAC Insured)	2,345	2,531
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/17 (AMBAC Insured)	3,825	4,158
Spring Branch Independent School District:
Series 2001:
5.375% 2/1/12	2,000	2,174
5.375% 2/1/13	3,130	3,393
5.375% 2/1/18	3,600	3,813
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	5,750	5,640
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5% 8/1/12 (d)	6,655	6,935
5.375% 8/1/10 (d)	6,205	6,715
5.25% 10/1/11	7,150	7,633
5.75% 8/1/26	5,000	5,254
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Pub. Fin. Auth. Bldg. Rev.: - continued
Series 1990:
0% 2/1/14 (MBIA Insured)	$ 6,900	$ 4,419
0% 2/1/09 (MBIA Insured)	2,000	1,692
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	38,363
5.75% 8/15/38 (AMBAC Insured)	27,550	28,971
Texas Tpk. Auth. Dallas North Tollway Rev.:
0% 1/1/10 (Escrowed to Maturity) (e)	3,000	2,457
5.25% 1/1/23 (FGIC Insured)	18,775	19,103
Texas Wtr. Dev. Board Rev. Series B, 5.625% 7/15/21	1,000	1,054
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/18 (Pre-Refunded to 11/15/09 @ 101) (e)	15,550	17,841
Trinity River Auth. Rev. (Tarrant Cnty. Wtr. Proj.):
5.5% 2/1/19 (MBIA Insured)	1,665	1,779
5.5% 2/1/22 (MBIA Insured)	2,000	2,103
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/31	6,225	6,264
United Independent School District 5.25% 8/15/22	4,340	4,482
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (e)	6,155	1,846
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (e)	2,980	1,096
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (e)	2,985	838
0% 2/15/33	6,985	1,333
White Settlement Independent School District 5.75% 8/15/30	2,890	3,041
Wichita Falls Wtr. & Swr. Rev. Series 2001, 5.375% 8/1/24 (AMBAC Insured)	3,000	3,102
		579,252
Utah - 2.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	5,640	6,226
6% 7/1/16 (Escrowed to Maturity) (e)	9,205	10,040
6.5% 7/1/10 (AMBAC Insured)	300	346
Series B:
5.75% 7/1/16 (MBIA Insured)	30,260	33,192
6% 7/1/16 (MBIA Insured)	29,500	32,038
Series D, 5% 7/1/21 (MBIA Insured)	12,100	12,310
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (e)	$ 2,975	$ 3,756
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/11 (AMBAC Insured)	9,100	10,061
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	2,590	2,766
5.25% 4/1/17 (FSA Insured)	2,335	2,489
		113,224
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	8,600	9,348
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,409
		12,757
Virginia - 0.5%
Loudoun County Indl. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (e)	300	308
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,485	1,783
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,447
6% 2/15/13 (AMBAC Insured)	1,460	1,666
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B:
5.375% 5/15/12	4,700	5,142
5.75% 5/15/21	10,000	10,914
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (d)	1,890	1,973
		24,233
Washington - 5.6%
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)(d)	2,430	2,459
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,785
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	4,500	2,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Series A, 8.75% 9/1/18	$ 2,790	$ 3,300
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2001 A, 5.5% 7/1/12 (FSA Insured)	5,000	5,527
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	31,395
King County School District #411 Issaquah 6.25% 12/1/16 (FSA Insured)	2,000	2,274
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	22,212
Port of Seattle Rev.:
Series B:
5.5% 9/1/09 (FGIC Insured) (d)	4,010	4,255
5.6% 9/1/10 (FGIC Insured) (d)	4,230	4,489
Series D:
5.75% 11/1/13 (FGIC Insured) (d)	1,500	1,640
5.75% 11/1/14 (FGIC Insured) (d)	3,055	3,294
5.75% 11/1/16 (FGIC Insured) (d)	2,250	2,408
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	3,175	3,425
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/11 (FGIC Insured)	1,155	1,204
Snohomish County School District #2, Everett 5.5% 12/1/16 (FSA Insured)	1,475	1,608
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. 5.75% 12/1/19 (MBIA Insured)	2,000	2,202
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21 (FSA Insured)	10,000	10,713
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,126
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	5,185	5,401
Series 2001 C, 5.25% 1/1/16	7,070	7,549
Series C, 5.25% 1/1/26 (FSA Insured)	10,000	10,147
Series R 97A:
0% 7/1/17	7,015	3,648
0% 7/1/19 (MBIA Insured)	9,100	4,236
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	5,455	5,965
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,143
Series A, 7% 7/1/08	310	354
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.: - continued
Series B, 5.125% 7/1/13	$ 14,600	$ 15,509
5.75% 7/1/10 (MBIA Insured)	5,000	5,396
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A:
0% 7/1/11 (Escrowed to Maturity) (e)	1,350	1,007
5.125% 7/1/11 (FSA Insured)	10,420	11,183
5.9% 7/1/04	195	195
6% 7/1/07	2,500	2,727
5.4% 7/1/12	56,550	61,654
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	2,792
0% 7/1/08 (MBIA Insured)	3,000	2,610
0% 7/1/10 (MBIA Insured)	2,800	2,185
		254,052
West Virginia - 0.6%
Marshall County Poll. Cont. Rev. (Ohio Pwr. Co./Kammer Plant Proj.) Series B, 5.45% 7/1/14 (MBIA Insured)	22,650	23,154
West Virginia Wtr. Dev. Auth. Infrastructure Rev. Series A, 5.625% 10/1/26 (FSA Insured)	5,000	5,271
		28,425
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	6,245	5,657
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	3,155	3,370
Menomonee Falls Wtr. Sys. Mtg. Rev. 5.875% 12/1/16 (FSA Insured)	3,375	3,619
Wisconsin Gen. Oblig. Series 2002 F, 5.5% 5/1/15 (FSA Insured)	3,755	4,093
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,542
5.5% 8/15/16	1,545	1,594
5.75% 8/15/30	14,250	14,514
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.): - continued
6.25% 8/15/22	$ 4,300	$ 4,559
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series F, 5.2% 9/1/26 (d)	300	300
		39,248
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	5,190	6,246
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $4,335,282)	4,505,802
NET OTHER ASSETS - 0.5%	24,811
NET ASSETS - 100%	$ 4,530,613
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.8%
Electric Utilities	15.6%
Health Care	12.3%
Transportation	10.2%
Water & Sewer	10.1%
Escrowed/Pre-Refunded	6.0%
Special Tax	5.6%
Others* (individually less than 5%)	7.4%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $473,705,000 and $598,879,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	une 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $4,335,282) - See accompanying schedule		$ 4,505,802
Cash		1,862
Receivable for investments sold		782
Receivable for fund shares sold		839
Interest receivable		65,318
Prepaid expenses		12
Total assets		4,574,615

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 29,888
Payable for fund shares redeemed	6,697
Distributions payable	5,520
Accrued management fee	1,429
Other affiliated payables	386
Other payables and accrued expenses	82
Total liabilities		44,002

Net Assets		$ 4,530,613
Net Assets consist of:
Paid in capital		$ 4,344,973
Undistributed net investment income		2,052
Accumulated undistributed net realized gain (loss) on investments		13,068
Net unrealized appreciation (depreciation) on investments		170,520
Net Assets, for 354,732 shares outstanding		$ 4,530,613
Net Asset Value, offering price and redemption price per share ($4,530,613 ÷ 354,732 shares)		$ 12.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands )	Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 115,985

Expenses
Management fee	$ 9,001
Transfer agent fees	1,835
Accounting fees and expenses	326
Non-interested trustees' compensation	13
Custodian fees and expenses	38
Registration fees	53
Audit	37
Legal	9
Miscellaneous	74
Total expenses before reductions	11,386
Expense reductions	(3)	11,383
Net investment income (loss)		104,602
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	19,431
Futures contracts	608
Total net realized gain (loss)		20,039
Change in net unrealized appreciation (depreciation) on: Investment securities	(169,090)
Futures contracts	(107)
Total change in net unrealized appreciation (depreciation)		(169,197)
Net gain (loss)		(149,158)
Net increase (decrease) in net assets resulting from operations		$ (44,556)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 104,602	$ 211,567
Net realized gain (loss)	20,039	79,676
Change in net unrealized appreciation (depreciation)	(169,197)	(23,742)
Net increase (decrease) in net assets resulting from operations	(44,556)	267,501
Distributions to shareholders from net investment income	(103,608)	(211,728)
Distributions to shareholders from net realized gain	(5,477)	(72,466)
Total distributions	(109,085)	(284,194)
Share transactions Net proceeds from sales of shares	379,800	715,293
Reinvestment of distributions	72,731	196,844
Cost of shares redeemed	(552,649)	(911,880)
Net increase (decrease) in net assets resulting from share transactions	(100,118)	257
Redemption fees	29	76
Total increase (decrease) in net assets	(253,730)	(16,360)

Net Assets
Beginning of period	4,784,343	4,800,703
End of period (including undistributed net investment income of $2,052 and undistributed net investment income of $2,625, respectively)	$ 4,530,613	$ 4,784,343
Other Information Shares
Sold	28,804	54,068
Issued in reinvestment of distributions	5,566	14,891
Redeemed	(42,642)	(69,173)
Net increase (decrease)	(8,272)	(214)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 H	2000 F	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.18	$ 13.22	$ 12.68	$ 12.70	$ 12.40	$ 12.07	$ 12.85
Income from Investment Operations
Net investment income (loss)	.286 D	.585 D	.603 D	.617 D, G	.053 D	.626 D	.595
Net realized and unrealized gain (loss)	(.398)	.162	.697	.011 G	.303	.337	(.773)
Total from investment operations	(.112)	.747	1.300	.628	.356	.963	(.178)
Distributions from net investment income	(.283)	(.585)	(.600)	(.613)	(.053)	(.627)	(.595)
Distributions from net realized gain	(.015)	(.202)	(.160)	(.035)	(.003)	(.006)	(.007)
Total distributions	(.298)	(.787)	(.760)	(.648)	(.056)	(.633)	(.602)
Redemption fees added to paid in capital	- D, I	- D, I	- D, I	- D, I	-	-	-
Net asset value, end of period	$ 12.77	$ 13.18	$ 13.22	$ 12.68	$ 12.70	$ 12.40	$ 12.07
Total Return B, C	(.88)%	5.80%	10.48%	5.00%	2.87%	8.24%	(1.44)%
Ratios to Average Net Assets E
Expenses before expense reductions	.48% A	.48%	.48%	.47%	.47% A	.48%	.49%
Expenses net of voluntary waivers, if any	.48% A	.48%	.48%	.47%	.47% A	.48%	.49%
Expenses net of all reductions	.48% A	.47%	.46%	.43%	.42% A	.48%	.49%
Net investment income (loss)	4.39% A	4.42%	4.62%	4.80% G	4.98% A	5.17%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 4,531	$ 4,784	$ 4,801	$ 4,527	$ 4,464	$ 4,313	$ 4,225
Portfolio turnover rate	20% A	23%	23%	27%	4% A	26%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended November 30. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H For the one month ended December 31, 2000. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 205,822
Unrealized depreciation	(30,882)
Net unrealized appreciation (depreciation)	$ 174,940
Cost for federal income tax purposes	$ 4,330,862

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $118 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

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Coral Gables, FL

2948 N. Federal Highway
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Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

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Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
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Oregon

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Tigard, OR

Pennsylvania

600 West DeKalb Pike
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1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

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Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank N.A.

New York NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank N.A.

New York NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HIY-USAN-0804
1.787789.101

Spartan®

Ohio Municipal Income
Fund

and

Fidelity ®
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders
Spartan Ohio Municipal Income Fund
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	13	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	17	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	18	A complete list of the fund's investments.
Financial Statements	27	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	31	Notes to the Financial Statements
Proxy Voting Results	36

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.9	55.6
Education	11.6	11.0
Water & Sewer	10.9	8.6
Health Care	7.6	6.5
Electric Utilities	5.9	6.7
Average Years to Maturity as of June 30, 2004
		6 months ago
Years	14.0	14.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of June 30, 2004
6 months ago
Years	7.5	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
AAA 52.3%	AAA 49.1%
AA,A 42.1%	AA,A 44.9%
BBB 2.7%	BBB 4.2%
BB and Below 1.7%	BB and Below 0.1%
Not Rated 1.5%	Not Rated 0.7%
Short-Term Investments and Net Other Assets* (0.3)%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

*Net Other Assets are not included in the pie chart.

Semiannual Report

Spartan Ohio Municipal Income Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.3%
	Principal Amount	Value (Note 1)
Ohio - 98.5%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	$ 2,000,000	$ 2,071,740
Akron City Nontax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,437,825
Akron Gen. Oblig. 5.5% 12/1/21	2,000,000	2,142,240
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,723,171
Avon Lake City School District 5.5% 12/1/26 (FGIC Insured)	2,205,000	2,280,676
Bowling Green Univ. Gen. Receipts:
5.75% 6/1/11 (FGIC Insured)	1,455,000	1,636,555
5.75% 6/1/14 (FGIC Insured)	1,190,000	1,324,339
5.75% 6/1/16 (FGIC Insured)	1,250,000	1,386,200
Brookville Local School District 5.25% 12/1/20 (FSA Insured)	1,875,000	1,973,531
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,500,000	3,017,625
Butler County Gen. Oblig. 5.25% 12/1/16 (MBIA Insured)	1,820,000	1,960,431
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10 (FSA Insured)	2,325,000	2,593,700
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,610,805
5.25% 12/1/17 (FSA Insured)	2,000,000	2,131,940
Cincinnati Gen. Oblig.:
(Police & Firemen's Disability Proj.) 6% 12/1/35	5,000,000	5,482,450
5.375% 12/1/20	2,000,000	2,127,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (c)	4,000,000	4,016,240
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17	2,000,000	2,149,340
Cleveland Arpt. Sys. Rev. Series A, 5.5% 1/1/08 (FSA Insured) (c)	1,500,000	1,608,330
Cleveland Gen. Oblig.:
5.25% 12/1/17 (FGIC Insured)	1,355,000	1,432,371
5.5% 9/1/16 (AMBAC Insured)	2,000,000	2,156,680
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured) (a)	2,215,000	2,367,458
5.25% 12/1/19 (FSA Insured) (a)	1,000,000	1,058,110
Cleveland Pub. Pwr. Sys. Rev. (First Mtg. Prog.) Series A:
0% 11/15/10 (MBIA Insured)	2,685,000	2,083,909
0% 11/15/11 (MBIA Insured)	2,685,000	1,979,838
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,573,589
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Wtrwks. Rev. (First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	$ 2,450,000	$ 2,708,353
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	48,063
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/09 (MBIA Insured)	4,200,000	3,473,652
0% 10/1/11 (MBIA Insured)	2,400,000	1,791,312
0% 10/1/12 (MBIA Insured)	1,505,000	1,066,834
5.75% 12/1/11	3,600,000	4,043,232
5.75% 12/1/12	1,950,000	2,168,829
5.75% 12/1/13	2,210,000	2,460,658
5.75% 12/1/14	1,460,000	1,619,447
Delaware County Gen. Oblig.:
6% 12/1/25	1,000,000	1,094,710
6.25% 12/1/20	1,250,000	1,432,350
Dublin City School District 5% 12/1/21 (FSA Insured)	1,500,000	1,530,795
Dublin Gen. Oblig. Series 2000 B, 6% 12/1/15	3,140,000	3,532,877
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,371,981
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	2,200,000	2,327,468
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,248,460
Franklin County Gen. Oblig.:
5.375% 12/1/20	2,000,000	2,149,460
5.5% 12/1/15	1,225,000	1,314,241
5.5% 12/1/16	1,290,000	1,383,977
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	1,000,000	1,025,640
5.5% 5/1/13 (AMBAC Insured)	1,130,000	1,233,192
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,608,131
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,178,260
Gateway Econ. Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (c)	3,000,000	3,060,510
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	637,135
Greene County Wtr. Sys. Rev. Series A, 6% 12/1/16 (FGIC Insured)	2,500,000	2,775,650
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,073,968
5% 12/1/18 (FGIC Insured)	1,075,000	1,114,442
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.: - continued
5% 12/1/19 (FGIC Insured)	$ 3,320,000	$ 3,426,533
Hamilton County Gen. Oblig.:
5.25% 12/1/16	1,900,000	2,010,675
5.25% 12/1/17	2,005,000	2,117,841
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J, 5.25% 5/15/15 (FGIC Insured)	1,835,000	1,969,964
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	4,745,000	4,785,048
Hamilton County Swr. Sys. Rev. (Metro. Swr. District Proj.) Series A, 5.75% 12/1/25 (MBIA Insured)	6,000,000	6,388,020
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,053,330
Hilliard School District:
Series A, 5% 12/1/20 (FGIC Insured)	1,000,000	1,018,730
0% 12/1/11 (FGIC Insured)	3,720,000	2,757,971
5.75% 12/1/28 (FGIC Insured)	3,005,000	3,190,649
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,433,586
Kings Local School District 6.1% 12/1/25	6,800,000	7,465,584
Lake Local School District Stark County Series 2000, 5.75% 12/1/26 (FGIC Insured)	2,780,000	2,950,386
Lakewood City School District 5.25% 12/1/15 (FSA Insured) (a)	1,000,000	1,085,590
Lakewood Gen. Oblig. 6.6% 12/1/08	1,525,000	1,725,019
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,065,420
5.5% 2/15/11	1,875,000	1,985,175
5.5% 2/15/12	1,000,000	1,055,330
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/24 (FGIC Insured)	2,400,000	2,492,568
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,168,757
Lowellville San. Swr. Sys. Rev. (Browning-Ferris Industries, Inc. Proj.) 7.25% 6/1/06 (c)	400,000	402,792
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,176,250
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,202,500
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,317,804
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 6.1% 5/15/06	$ 1,000,000	$ 1,047,070
Medina City School District 5.25% 12/1/28 (FGIC Insured)	11,175,000	11,275,463
Middletown City School District:
5% 12/1/17 (FGIC Insured)	1,175,000	1,220,860
5% 12/1/19 (FGIC Insured)	1,110,000	1,145,576
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,359,959
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	3,000,000	3,230,250
6% 12/1/26	3,000,000	3,154,920
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,372,920
Ohio Air Quality Dev. Auth. Rev.:
(Columbus & Southern Pwr. Co. Proj.) Series A, 6.375% 12/1/20 (FGIC Insured)	3,000,000	3,038,250
(Dayton Pwr. & Lt. Co. Proj.) 6.1% 9/1/30	500,000	487,215
(Ohio Edison Co. Proj.) Series A, 3.25%, tender 2/1/08 (AMBAC Insured) (b)	2,000,000	1,996,620
(Pennsylvania Pwr. Co. Proj.) 2.5%, tender 7/1/04 (b)	6,000,000	6,000,000
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.):
Series 1999 A, 5.25% 10/1/11	2,205,000	2,411,432
Series A, 4.75% 10/1/17	1,000,000	1,014,900
(Adult Correctional Bldg. Fund Prog.):
Series 1999 A, 5.5% 10/1/11	3,370,000	3,725,535
Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,107,360
Series A:
5.25% 10/1/17	1,000,000	1,055,620
5.75% 4/1/11	2,865,000	3,204,417
(Juvenile Correctional Bldg. Fund Prog.) Series A, 5.5% 4/1/12	2,960,000	3,261,950
(Sports Facilities Bldg. Fund Prog.) Series 1999 A, 5.25% 10/1/12	2,940,000	3,197,309
Series A, 5% 4/1/11 (FSA Insured)	1,425,000	1,544,201
5% 4/1/17 (MBIA Insured)	2,485,000	2,585,245
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	2,290,000	1,896,853
0% 8/1/10	2,000,000	1,572,020
0% 8/1/14	1,375,000	874,954
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Gen. Oblig.: - continued
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	$ 5,980,000	$ 6,439,982
(Mental Health Cap. Facilities Proj.):
Series 2001 B, 5% 6/1/09	1,925,000	2,080,425
Series IIA, 5.25% 6/1/17	2,670,000	2,816,663
Series IIB, 5.5% 6/1/15	2,265,000	2,441,149
Series 2001 IIA, 5.5% 12/1/13	2,020,000	2,203,739
Series 2002 B, 5.25% 11/1/20	2,520,000	2,650,208
Series A, 5.5% 9/15/16	11,060,000	12,045,886
6.65% 9/1/09	1,000,000	1,101,400
Ohio Higher Edl. Facilities Rev. (Case Western Reserve Univ. 2002 Proj.):
Series B, 6.5% 10/1/20	2,335,000	2,767,068
Series C, 5.125% 10/1/17	2,985,000	3,091,803
6.125% 10/1/15	2,000,000	2,317,960
6.25% 10/1/16	2,500,000	2,930,675
Ohio Higher Edl. Facility Commission Rev. (Denison Univ. Proj.) 5.5% 11/1/14	1,000,000	1,091,220
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series B2, 5.375% 9/1/19 (c)	1,005,000	1,004,940
Series C, 4.9% 9/1/26 (c)	465,000	469,241
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.):
5% 2/15/17 (AMBAC Insured)	1,215,000	1,263,284
5% 2/15/18 (AMBAC Insured)	3,235,000	3,338,002
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,730,509
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series 2000 IIA, 5.375% 6/1/14	2,200,000	2,386,120
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (b)(c)	3,000,000	3,101,940
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	4,998,550
Series A, 5.8% 12/1/29	3,300,000	3,500,937
Series B, 5.25% 6/1/16	5,000,000	5,360,950
Ohio Tpk. Commission Tpk. Rev.:
Series A, 5.5% 2/15/21 (FGIC Insured)	5,000,000	5,505,950
5.5% 2/15/26	3,700,000	3,781,474
Ohio Univ. Gen. Receipts Athens 5% 12/1/18 (MBIA Insured)	1,980,000	2,052,646
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 3.4%, tender 10/1/04 (b)	$ 2,000,000	$ 2,003,560
(Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	2,000,000	2,028,220
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2002, 5.5% 12/1/21	4,040,000	4,338,233
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,734,034
5.25% 12/1/15	2,200,000	2,397,978
5.375% 12/1/17	285,000	306,954
5.375% 12/1/19	3,000,000	3,206,130
(Pure Wtr. Proj.):
Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,919,687
5.5% 12/1/18 (AMBAC Insured)	800,000	809,832
5% 12/1/17	3,765,000	3,970,870
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	6,350,000	6,544,183
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. 5% 6/1/18	2,000,000	2,088,000
Olentangy Local School District (School Facilities Construction & Impt. Proj.) Series A:
5.25% 12/1/17	1,335,000	1,425,807
5.5% 12/1/15 (FGIC Insured)	1,055,000	1,172,031
Ottawa County San. Swr. Sys. Rev. (Danbury Proj.) 0% 10/1/06 (AMBAC Insured)	1,445,000	1,365,698
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,866,916
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,026,194
Pickerington Local School District:
5.25% 12/1/20 (FGIC Insured)	5,000,000	5,214,600
5.8% 12/1/09 (FGIC Insured)	1,000,000	1,087,340
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,080,288
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	1,500,000	1,557,540
6.375% 11/15/30	1,000,000	1,035,660
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,061,770
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,513,945
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Sugarcreek Local School District 5.25% 12/1/22 (MBIA Insured)	$ 1,800,000	$ 1,866,672
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,739,193
5.25% 12/1/21	1,740,000	1,832,812
Swanton Local School District 5.25% 12/1/21 (FGIC Insured)	3,415,000	3,561,401
Toledo Swr. Sys. Rev. 5% 11/15/21 (AMBAC Insured)	1,000,000	1,020,440
Toledo Wtrwks. Rev. 5% 11/15/16 (AMBAC Insured)	1,110,000	1,169,651
Univ. of Akron Gen. Receipts 5.75% 1/1/12 (Pre-Refunded to 1/1/10 @ 101) (d)	1,000,000	1,129,300
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,158,184
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,445,580
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,086,820
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,503,869
5% 6/1/19 (AMBAC Insured)	1,520,000	1,570,859
Series 2004 D, 5% 6/1/19 (AMBAC Insured)	2,445,000	2,526,810
Warren County Gen. Oblig.:
Swr. Impt. (P&G Co./Lower Miami Proj.) 5.5% 12/1/16	1,455,000	1,534,632
6.1% 12/1/12	500,000	559,700
6.65% 12/1/11	420,000	470,581
		400,230,836
Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,055,440
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/22 (FSA Insured)	1,500,000	1,654,290
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	$ 700,000	$ 738,360
5.5% 10/1/40 (Escrowed to Maturity) (d)	3,800,000	3,989,126
		7,437,216
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $393,359,970)	407,668,052
NET OTHER ASSETS - (0.3)%	(1,322,025)
NET ASSETS - 100%	$ 406,346,027
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	49.9%
Education	11.6%
Water & Sewer	10.9%
Health Care	7.6%
Electric Utilities	5.9%
Others* (individually less than 5%)	14.1%
100.0%
*Includes net other assets

Purchases and sales of securities, other than short-term securities, aggregated $65,238,197 and $70,821,045, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $393,359,970) - See accompanying schedule		$ 407,668,052
Cash		492,288
Receivable for investments sold		4,010,670
Receivable for fund shares sold		74,982
Interest receivable		3,324,826
Prepaid expenses		1,049
Other receivables		2,643
Total assets		415,574,510

Liabilities
Payable for investments purchased Regular delivery	$ 3,000,000
Delayed delivery	4,486,467
Payable for fund shares redeemed	1,147,101
Distributions payable	406,414
Accrued management fee	127,395
Other affiliated payables	37,951
Other payables and accrued expenses	23,155
Total liabilities		9,228,483

Net Assets		$ 406,346,027
Net Assets consist of:
Paid in capital		$ 388,764,128
Undistributed net investment income		63,959
Accumulated undistributed net realized gain (loss) on investments		3,209,858
Net unrealized appreciation (depreciation) on investments		14,308,082
Net Assets, for 34,731,396 shares outstanding		$ 406,346,027
Net Asset Value, offering price and redemption price per share ($406,346,027 ÷ 34,731,396 shares)		$ 11.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 9,836,631

Expenses
Management fee	$ 801,506
Transfer agent fees	166,461
Accounting fees and expenses	56,228
Non-interested trustees' compensation	1,101
Custodian fees and expenses	4,613
Registration fees	19,184
Audit	19,791
Legal	7,677
Miscellaneous	7,003
Total expenses before reductions	1,083,564
Expense reductions	(9,432)	1,074,132
Net investment income (loss)		8,762,499
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,505,293
Futures contracts	41,851
Swap agreements	48,000
Total net realized gain (loss)		3,595,144
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,895,192)
Futures contracts	(44,815)
Swap agreements	15,601
Total change in net unrealized appreciation (depreciation)		(16,924,406)
Net gain (loss)		(13,329,262)
Net increase (decrease) in net assets resulting from operations		$ (4,566,763)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,762,499	$ 18,267,673
Net realized gain (loss)	3,595,144	4,269,224
Change in net unrealized appreciation (depreciation)	(16,924,406)	1,221,341
Net increase (decrease) in net assets resulting from operations	(4,566,763)	23,758,238
Distributions to shareholders from net investment income	(8,759,309)	(18,304,425)
Distributions to shareholders from net realized gain	(899,587)	(3,358,167)
Total distributions	(9,658,896)	(21,662,592)
Share transactions Net proceeds from sales of shares	21,902,574	47,985,138
Reinvestment of distributions	6,960,738	15,661,112
Cost of shares redeemed	(39,331,759)	(69,763,780)
Net increase (decrease) in net assets resulting from share transactions	(10,468,447)	(6,117,530)
Redemption fees	1,587	3,031
Total increase (decrease) in net assets	(24,692,519)	(4,018,853)

Net Assets
Beginning of period	431,038,546	435,057,399
End of period (including undistributed net investment income of $63,959 and undistributed net investment income of $196,860, respectively)	$ 406,346,027	$ 431,038,546
Other Information Shares
Sold	1,811,534	3,964,572
Issued in reinvestment of distributions	581,267	1,296,316
Redeemed	(3,289,184)	(5,793,188)
Net increase (decrease)	(896,383)	(532,300)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.03	$ 11.54	$ 11.54	$ 10.86	$ 11.74
Income from Investment Operations
Net investment income (loss)	.246 D	.507 D	.527 D	.542 D, F	.552 D	.536
Net realized and unrealized gain (loss)	(.375)	.166	.568	(.002) F	.681	(.857)
Total from investment operations	(.129)	.673	1.095	.540	1.233	(.321)
Distributions from net investment income	(.246)	(.508)	(.525)	(.540)	(.553)	(.536)
Distributions from net realized gain	(.025)	(.095)	(.080)	-	-	(.011)
Distributions in excess of net realized gain	-	-	-	-	-	(.012)
Total distributions	(.271)	(.603)	(.605)	(.540)	(.553)	(.559)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	-	-
Net asset value, end of period	$ 11.70	$ 12.10	$ 12.03	$ 11.54	$ 11.54	$ 10.86
Total Return B, C	(1.09)%	5.72%	9.68%	4.73%	11.68%	(2.83)%
Ratios to Average Net Assets E
Expenses before expense reductions	.51% A	.51%	.51%	.51%	.52%	.52%
Expenses net of voluntary waivers, if any	.51% A	.51%	.51%	.51%	.52%	.52%
Expenses net of all reductions	.51% A	.50%	.49%	.46%	.46%	.51%
Net investment income (loss)	4.13% A	4.20%	4.45%	4.64% F	4.99%	4.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 406,346	$ 431,039	$ 435,057	$ 399,353	$ 381,052	$ 352,973
Portfolio turnover rate	31% A	22%	19%	17%	28%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/04	% of fund's investments 12/31/03	% of fund's investments 6/30/03
0 - 30	84.8	77.0	82.5
31 - 90	6.7	3.4	4.1
91 - 180	5.4	11.0	8.9
181 - 397	3.1	8.6	4.5
Weighted Average Maturity
	6/30/04	12/31/03	6/30/03
Fidelity Ohio Municipal Money Market Fund	26 Days	44 Days	33 Days
Ohio Tax-Free Money Market Funds Average*	41 Days	53 Days	42 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
Variable Rate Demand Notes (VRDNs) 79.7%	Variable Rate Demand Notes (VRDNs) 75.9%
Commercial Paper (including CP Mode) 0.9%	Commercial Paper (including CP Mode) 1.0%
Tender Bonds 2.1%	Tender Bonds 4.1%
Municipal Notes 14.7%	Municipal Notes 15.9%
Fidelity Municipal Cash Central Fund 2.3%	Fidelity Municipal Cash Central Fund 1.0%
Other Investments 1.2%	Other Investments 3.2%
Net Other Assets** (0.9)%	Net Other Assets** (1.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.9%
	Principal Amount	Value (Note 1)
Ohio - 98.6%
Akron Bath Copley Hosp. District Rev. Series B, 1.1%, LOC Bank One NA, VRDN (b)	$ 7,500,000	$ 7,500,000
Akron Income Tax Rev. Participating VRDN Series ROC II R259, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	2,210,000	2,210,000
American Muni. Pwr.:
BAN:
1.1% 8/19/04	2,660,000	2,660,000
1.25% 12/2/04	1,641,000	1,641,000
RAN 1.2% 10/7/04	840,000	840,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 1.19%, LOC Key Bank NA, VRDN (b)(e)	1,870,000	1,870,000
Blue Ash Gen. Oblig. BAN 1.25% 2/4/05	1,700,000	1,700,000
Butler County Gen. Oblig. BAN:
Series C:
2% 9/23/04	1,765,000	1,768,522
2.5% 6/9/05	4,005,000	4,035,720
1.12% 10/14/04	1,925,000	1,925,000
2.5% 3/11/05	1,750,000	1,762,022
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 1.35%, LOC Nat'l. City Bank, VRDN (b)	5,080,000	5,080,000
Cincinnati City School District:
Participating VRDN Series ROC II R260, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	3,560,000	3,560,000
BAN 1.65% 9/10/04	2,000,000	2,002,111
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 1.13% (Liquidity Facility Sallie Mae), VRDN (b)(e)	7,700,000	7,700,000
Series 1998 A2, 1.13% (Liquidity Facility Sallie Mae), VRDN (b)(e)	19,800,000	19,799,998
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 1.18% (AMBAC Insured), VRDN (b)	5,500,000	5,500,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 1.22%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	2,500,000	2,500,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,500,000	1,500,000
Series SGA 126, 1.08% (Liquidity Facility Societe Generale) (b)(g)	10,685,000	10,685,000
Series Stars 81, 1.18% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	5,645,000	5,645,000
Cleveland Gen. Oblig.:
Bonds 2% 8/1/04 (FGIC Insured)	1,865,000	1,866,507
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Gen. Oblig.: - continued
Participating VRDN Series PT 2032, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 3,065,000	$ 3,065,000
Cleveland Heights Gen. Oblig. BAN 2% 10/14/04	2,580,000	2,587,331
Cleveland Pub. Pwr. Sys. Rev. Bonds Series A, 7% 11/15/24 (Pre-Refunded to 11/15/04 @ 102) (f)	2,000,000	2,082,376
Cleveland Wtrwks. Rev. Participating VRDN Series Merlots 01 A24, 1.3% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,020,000	4,020,000
Columbus Gen. Oblig. Participating VRDN Series MS 01 585, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	5,175,000	5,175,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 1.15%, LOC Key Bank NA, VRDN (b)	4,635,000	4,635,000
Cuyahoga County Econ. Dev. Rev. (Cleveland Botanical Garden Proj.) 1.12%, LOC Allied Irish Banks PLC, VRDN (b)	10,000,000	10,000,000
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 1.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,700,000	6,700,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 1.28%, LOC Bank One NA, VRDN (b)(e)	1,440,000	1,440,000
(Pubco Corp. Proj.) Series 2001, 1.2%, LOC Nat'l. City Bank, VRDN (b)(e)	3,150,000	3,150,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	4,125,000	4,125,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 B1, 1.1%, LOC JPMorgan Chase Bank, VRDN (b)	7,500,000	7,500,000
Dayton Gen. Oblig. BAN:
2% 8/25/04	1,280,000	1,281,826
3% 7/7/05 (a)(e)	2,650,000	2,675,970
Dayton School District Participating VRDN Series SG 173, 1.12% (Liquidity Facility Societe Generale) (b)(g)	5,500,000	5,500,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.13%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,855,000	3,855,000
Delaware Gen. Oblig. BAN 2% 8/5/04	6,800,000	6,806,172
Elyria Gen. Oblig. BAN:
1.35% 7/28/04	5,230,000	5,231,412
2% 10/21/04	2,500,000	2,507,035
Erie County Gen. Oblig. BAN 2% 4/13/05	3,375,000	3,397,214
Erie County Multi-family Hsg. Rev. (Providence Residential Comnty. Corp. Proj.) Series 1999 A, 1.23%, LOC Bank One NA, VRDN (b)	10,255,000	10,255,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 1.14%, LOC Lasalle Bank NA, VRDN (b)(e)	$ 6,750,000	$ 6,750,000
(Hanover Ridge Apts. Proj. 1.13%, LOC Fannie Mae, VRDN (b)(e)	4,350,000	4,350,000
Geauga County Health Care Facilities Rev.:
(Heather Hill Lifecare Proj.) 1.18%, LOC Bank One NA, VRDN (b)	9,720,000	9,720,000
(Montefiore Hsg. Corp. Proj.) Series 2001, 1.15%, LOC Key Bank NA, VRDN (b)	5,770,000	5,770,000
Hamilton County Health Care Facilities Rev. 1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,250,000	4,250,000
Jackson Local School District Stark & Summit Counties BAN 2% 8/12/04	10,000,000	10,011,421
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 1.2%, LOC Nat'l. City Bank, VRDN (b)(e)	3,120,000	3,120,000
Keystone Local School District Lorain County BAN 1.75% 8/4/04	3,625,000	3,627,067
Lake County Gen. Oblig. BAN 2% 4/14/05	2,250,000	2,265,392
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	950,000	950,000
(Norshar Co. Proj.) 1.28%, LOC Bank One NA, VRDN (b)(e)	3,020,000	3,020,000
Lakewood City School District BAN 1.75% 9/14/04	5,000,000	5,006,880
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 1.23%, LOC Bank One NA, Chicago, VRDN (b)	2,500,000	2,500,000
Lucas County Hosp. Rev. Bonds (Promedica Healthcare Oblig. Group) 6% 11/15/04 (MBIA Insured)	2,000,000	2,034,250
Lucas County Multi-family Rev. (Lakewoods Proj.) 1.19%, LOC Key Bank NA, VRDN (b)(e)	4,000,000	4,000,000
Madeira City School District BAN 1.75% 10/12/04	6,600,000	6,611,601
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 1.19%, LOC Key Bank NA, VRDN (b)(e)	895,000	895,000
(Rembond Proj.) Series 1996, 1.28%, LOC Bank One NA, VRDN (b)(e)	2,035,000	2,035,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	2,640,000	2,640,000
(Kettering Affiliated Proj.) 1.23%, LOC Bank One NA, VRDN (b)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 1.13%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	$ 4,315,000	$ 4,315,000
Montgomery County Solid Waste Rev. Bonds 5.25% 11/1/04 (MBIA Insured)	1,750,000	1,774,668
North Ridgeville Gen. Oblig. BAN 1.36% 12/16/04	5,400,000	5,406,375
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 769R, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,180,000	4,180,000
(AK Steel Corp. Proj.) Series A, 1.11%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	7,100,000	7,100,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 1.14%, LOC Cr. Lyonnais SA, VRDN (b)(e)	4,000,000	4,000,000
(Ohio Edison Co. Proj.) Series 2000 C, 1.08%, LOC Wachovia Bank NA, VRDN (b)	4,700,000	4,700,000
Ohio Bldg. Auth. Participating VRDN:
Series FRRI 02 L 31J, 1.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	5,375,000	5,375,000
Series LB 04 L21J, 1.11% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	7,100,000	7,100,000
Series PT 1824, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,400,000	6,400,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 1808, 1.12% (Liquidity Facility WestLB AG) (b)(g)	2,570,000	2,570,000
Series PT 1823, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,500,000	6,500,000
Series PT 1831, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,635,000	5,635,000
Series PT 2046, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,595,000	2,595,000
Series PT 2125, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,155,000	6,155,000
Series PT 2137, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,630,000	5,630,000
Series PT 2139, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,315,000	4,315,000
Series Putters 02 306, 1.1% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	9,345,000	9,345,000
Ohio Higher Edl. Facilities Rev.:
(Ashland Univ. Proj.) 1.13%, LOC Key Bank NA, VRDN (b)	9,000,000	9,000,000
(Case Western Reserve Univ. 2002 Proj.) Series A, 1.08%, VRDN (b)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Oberlin College 1999 Proj.) Series MS 98 116, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (b)(g)(h)	$ 10,120,000	$ 10,120,000
(Pooled Fing. Prog.):
Series 1996, 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,285,000	2,285,000
Series 1999, 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,700,000	7,700,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series PT 228, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	5,215,000	5,215,000
Participating VRDN:
Series BA 00 Q, 1.23% (Liquidity Facility Bank of America NA) (b)(e)(g)	405,000	405,000
Series BA 01 I, 1.2% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,600,000	4,600,000
Series BA 98 B, 1.23% (Liquidity Facility Bank of America NA) (b)(e)(g)	14,695,000	14,695,000
Series BA 98 Q, 1.23% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,600,000	4,600,000
Series BA 99 Q, 1.23% (Liquidity Facility Bank of America NA) (b)(e)(g)	2,565,000	2,565,000
Series FRRI 25, 1.16% (Liquidity Facility Bank of New York, New York) (b)(e)(g)	1,720,000	1,720,000
Series LB 03 L46J, 1.16% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	6,700,000	6,700,000
Series Merlots 00 A1, 1.35% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	7,640,000	7,640,000
Series Merlots 00 AA, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	295,000	295,000
Series Merlots 01 A78, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	2,650,000	2,650,000
Series Merlots 02 A34, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,055,000	3,055,000
Series PT 1334, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,100,000	5,100,000
Series PT 241, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,220,000	4,220,000
Series PT 506, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,975,000	2,975,000
Series PT 567, 1.17% (Liquidity Facility Danske Bank AS) (b)(e)(g)	4,820,000	4,820,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series PT 582, 1.17% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(g)	$ 2,400,000	$ 2,400,000
Series B, 1.11% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	8,000,000	8,000,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.12%, LOC Key Bank NA, VRDN (b)(e)	5,700,000	5,700,000
(Pedcor Invt. Willowlake Apts. Proj.):
Series A, 1.15%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,930,000	2,930,000
Series B, 1.25%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	480,000	480,000
Series C, 1.25%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	625,000	625,000
Series D, 1.25%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	625,000	625,000
(Pine Crossing Apts. Proj.) 1.14%, LOC Lasalle Bank NA, VRDN (b)(e)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 1.13%, LOC Fannie Mae, VRDN (b)(e)	11,800,000	11,800,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 1.12%, LOC Nat'l. City Bank, VRDN (b)(e)	105,000	105,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 1.12%, LOC Nat'l. City Bank, VRDN (b)(e)	160,000	160,000
(Midwest Acoust-A-Fiber, Inc. Proj.) Series 1989 I, 1.12%, LOC Nat'l. City Bank, VRDN (b)(e)	50,000	50,000
(Plasticos Co. Proj.) Series 1989 IIIA, 1.12%, LOC Nat'l. City Bank, VRDN (b)(e)	20,000	20,000
(Standby Screw & Machine Proj.) Series 1991 IA, 1.12%, LOC Nat'l. City Bank, VRDN (b)(e)	100,000	100,000
Ohio Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 2.07%, VRDN (b)	4,350,000	4,350,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 1.13% (BP PLC Guaranteed), VRDN (b)(e)	3,950,000	3,950,000
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 1.13%, VRDN (b)(e)	2,300,000	2,300,000
Series 1999, 1.13% (BP PLC Guaranteed), VRDN (b)(e)	1,500,000	1,500,000
1.13% (BP PLC Guaranteed), VRDN (b)(e)	2,600,000	2,600,000
Ohio State Univ. Gen. Receipts Participating VRDN Series MS 851, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	8,270,000	8,270,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	$ 9,090,000	$ 9,090,000
Ohio Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Proj.) Series 2003 C, 0.98% tender 9/3/04, CP mode	6,690,000	6,690,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.18%, LOC Fleet Bank NA, VRDN (b)(e)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 1.05%, LOC Barclays Bank PLC, VRDN (b)(e)	6,000,000	6,000,000
(Toledo Edison Co. Proj.) Series A, 1.05%, LOC Barclays Bank PLC, VRDN (b)(e)	3,800,000	3,800,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.:
(American Steel & Wire Corp. Proj.) 1.13%, LOC Lasalle Bank NA, VRDN (b)(e)	9,100,000	9,100,000
(Timken Co. Proj.) Series 1997, 1.07%, LOC Wachovia Bank NA, VRDN (b)(e)	7,100,000	7,100,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Participating VRDN Series PT 2088, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	8,255,000	8,255,000
Perrysburg Gen. Oblig. BAN:
1.5% 8/12/04	3,485,000	3,486,661
1.75% 11/11/04	2,480,000	2,484,016
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 1.1%, LOC Bank One NA, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,500,000	6,500,000
Portage County Gen. Oblig. BAN 1.75% 10/29/04	3,300,000	3,307,163
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 1.2%, LOC Nat'l. City Bank, VRDN (b)(e)	2,935,000	2,935,000
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 1.18%, LOC Key Bank NA, VRDN (b)	5,030,000	5,030,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 1.22%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	1,800,000	1,800,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp. Proj.) Series 2000, 1.28%, LOC Bank One NA, VRDN (b)(e)	2,755,000	2,755,000
Salem City Hosp. Facilities Rev. Series 2000, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,800,000	5,800,000
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.19%, LOC Key Bank NA, VRDN (b)(e)	2,480,000	2,480,000
(Kidd Dev. Proj.) 1.28%, LOC Bank One NA, VRDN (b)(e)	2,965,000	2,965,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	$ 1,800,000	$ 1,800,000
1.33%, LOC Nat'l. City Bank, VRDN (b)(e)	2,715,000	2,715,000
(Kaiser Dev. Proj.) 1.28%, LOC Nat'l. City Bank, VRDN (b)(e)	650,000	650,000
(Keltec, Inc. Proj.) Series 1987, 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	150,000	150,000
(Mannix Co. Proj.) Series 1987, 1.25%, LOC Bank One NA, VRDN (b)(e)	805,000	805,000
(Sigma Properties Proj.) Series 2000 B, 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	1,995,000	1,995,000
(Summit Plastic Co. Proj.) 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	1,110,000	1,110,000
(Triumph Hldgs. Proj.) 1.25%, LOC Nat'l. City Bank, VRDN (b)(e)	1,400,000	1,400,000
Talawanda City School District BAN 1.75% 8/3/04	3,000,000	3,001,766
Tallmadge Gen. Oblig. BAN 2% 3/15/05	2,100,000	2,112,558
Toledo City School District Participating VRDN:
Series Merlots 04 A15, 1.12% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,545,000	3,545,000
Series MS 889, 1.13% (Liquidity Facility Morgan Stanley) (b)(g)	5,175,000	5,175,000
Toledo City Svcs. Spl. Assessment Notes 1.09%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	13,200,000	13,200,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.) 1.2%, LOC Nat'l. City Bank, VRDN (b)(e)	2,235,000	2,235,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 1.14%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,800,000	1,800,000
Union County Gen. Oblig. BAN 2.5% 6/9/05	4,020,000	4,047,842
Warren City School District BAN 2% 7/15/04	9,350,000	9,353,151
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,200,000	5,200,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 1.2%, LOC Nat'l. City Bank, VRDN (b)(e)	2,280,000	2,280,000
(Dowa THT America, Inc. Proj.) Series 1999, 1.15%, LOC Comerica Bank, Detroit, VRDN (b)(e)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 1.25%, LOC Bank One NA, VRDN (b)(e)	6,550,000	6,550,000
		697,091,027
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Other - 2.3%
Fidelity Municipal Cash Central Fund, 1.10% (c)(d)	$ 16,426,300	$ 16,426,300
TOTAL INVESTMENT PORTFOLIO - 100.9%		713,517,327
NET OTHER ASSETS - (0.9)%		(6,450,334)
NET ASSETS - 100%		$ 707,066,993
Total Cost for Federal Income Tax Purposes $ 713,517,327
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,335,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Ohio Higher Edl. Facility Commission Rev. Bonds (Oberlin College 1999 Proj.) Series MS 98 116, 1.05%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	11/16/01 - 7/10/03	$ 10,120,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 228, 1.4%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/10/99	$ 5,215,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 713,517,327
Cash		3,552,126
Receivable for fund shares sold		5,271,662
Interest receivable		1,822,863
Prepaid expenses		1,589
Other receivables		2,253
Total assets		724,167,820

Liabilities
Payable for investments purchased Regular delivery	$ 6,600,000
Delayed delivery	2,675,970
Payable for fund shares redeemed	7,476,955
Distributions payable	5,462
Accrued management fee	221,969
Other affiliated payables	89,977
Other payables and accrued expenses	30,494
Total liabilities		17,100,827

Net Assets		$ 707,066,993
Net Assets consist of:
Paid in capital		$ 707,070,088
Accumulated net realized gain (loss) on investments		(3,095)
Net Assets, for 707,013,778 shares outstanding		$ 707,066,993
Net Asset Value, offering price and redemption price per share ($707,066,993 ÷ 707,013,778 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Interest		$ 3,747,941

Expenses
Management fee	$ 1,289,808
Transfer agent fees	472,505
Accounting fees and expenses	48,485
Non-interested trustees' compensation	1,643
Custodian fees and expenses	6,241
Registration fees	30,813
Audit	17,209
Miscellaneous	5,212
Total expenses before reductions	1,871,916
Expense reductions	(9,302)	1,862,614
Net investment income		1,885,327
Net realized gain (loss) on investment securities		(3,095)
Net increase in net assets resulting from operations		$ 1,882,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,885,327	$ 4,187,255
Net realized gain (loss)	(3,095)	101,248
Net increase (decrease) in net assets resulting from operations	1,882,232	4,288,503
Distributions to shareholders from net investment income	(1,885,327)	(4,187,255)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	835,768,365	1,299,484,550
Reinvestment of distributions	1,851,126	4,082,891
Cost of shares redeemed	(818,309,002)	(1,267,981,040)
Net increase (decrease) in net assets and shares resulting from share transactions	19,310,489	35,586,401
Total increase (decrease) in net assets	19,307,394	35,687,649

Net Assets
Beginning of period	687,759,599	652,071,950
End of period	$ 707,066,993	$ 687,759,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.006	.011	.025	.036	.028
Distributions from net investment income	(.003)	(.006)	(.011)	(.025)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.27%	.64%	1.13%	2.52%	3.71%	2.86%
Ratios to Average Net Assets D
Expenses before expense reductions	.55% A	.54%	.54%	.55%	.56%	.57%
Expenses net of voluntary waivers, if any	.55% A	.54%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.55% A	.53%	.51%	.51%	.55%	.56%
Net investment income	.55% A	.64%	1.12%	2.47%	3.64%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 707,067	$ 687,760	$ 652,072	$ 622,602	$ 516,018	$ 489,971

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Ohio. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) for the income fund as of period end were as follows:

Unrealized appreciation	$ 17,277,501
Unrealized depreciation	(2,881,959)
Net unrealized appreciation (depreciation)	$ 14,395,542
Cost for federal income tax purposes	$ 393,272,510

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Ohio Municipal Income Fund	.25%	.13%	.38%
Fidelity Ohio Municipal Money Market Fund	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Ohio Municipal Money Market Fund	$ 93,600

Semiannual Report

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Ohio Municipal Income Fund	$ 3,839	$ 5,593
Fidelity Ohio Municipal Money Market Fund	6,155	3,147

Semiannual Report

Spartan Ohio Municipal Income Fund

Proxy Voting Results

A special meeting of Spartan Ohio Municipal Income Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	3,415,899,540.41	73.098
Against	857,186,718.73	18.343
Abstain	194,806,370.40	4.169
Broker Non-Votes	205,155,704.48	4.390
TOTAL	4,673,048,334.02	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	4,338,349,812.56	92.838
Withheld	334,698,521.46	7.162
TOTAL	4,673,048,334.02	100.000
Ralph F. Cox
Affirmative	4,334,671,421.01	92.759
Withheld	338,376,913.01	7.241
TOTAL	4,673,048,334.02	100.000
Laura B. Cronin
Affirmative	4,332,816,177.06	92.719
Withheld	340,232,156.96	7.281
TOTAL	4,673,048,334.02	100.000
Robert M. Gates
Affirmative	4,336,851,658.96	92.806
Withheld	336,196,675.06	7.194
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	4,334,549,149.07	92.756
Withheld	338,499,184.95	7.244
TOTAL	4,673,048,334.02	100.000
Abigail P. Johnson
Affirmative	4,327,320,608.55	92.602
Withheld	345,727,725.47	7.398
TOTAL	4,673,048,334.02	100.000
Edward C. Johnson 3d
Affirmative	4,322,104,507.32	92.490
Withheld	350,943,826.70	7.510
TOTAL	4,673,048,334.02	100.000
Donald J. Kirk
Affirmative	4,335,814,201.97	92.783
Withheld	337,234,132.05	7.217
TOTAL	4,673,048,334.02	100.000
Marie L. Knowles
Affirmative	4,333,892,089.64	92.742
Withheld	339,156,244.38	7.258
TOTAL	4,673,048,334.02	100.000
Ned C. Lautenbach
Affirmative	4,340,856,926.26	92.891
Withheld	332,191,407.76	7.109
TOTAL	4,673,048,334.02	100.000
Marvin L. Mann
Affirmative	4,336,736,818.96	92.803
Withheld	336,311,515.06	7.197
TOTAL	4,673,048,334.02	100.000
William O. McCoy
Affirmative	4,338,426,324.60	92.839
Withheld	334,622,009.42	7.161
TOTAL	4,673,048,334.02	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	4,339,017,198.22	92.852
Withheld	334,031,135.80	7.148
TOTAL	4,673,048,334.02	100.000
William S. Stavropoulos
Affirmative	4,338,546,239.15	92.842
Withheld	334,502,094.87	7.158
TOTAL	4,673,048,334.02	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Money Market Fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	636,855,022.09	76.849
Against	150,887,633.15	18.208
Abstain	40,713,763.86	4.912
Broker Non-Votes	253,332.00	.031
TOTAL	828,709,751.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	767,157,627.90	92.573
Withheld	61,552,123.20	7.427
TOTAL	828,709,751.10	100.000
Ralph F. Cox
Affirmative	766,126,728.93	92.448
Withheld	62,583,022.17	7.552
TOTAL	828,709,751.10	100.000
Laura B. Cronin
Affirmative	767,351,050.02	92.596
Withheld	61,358,701.08	7.404
TOTAL	828,709,751.10	100.000
Robert M. Gates
Affirmative	767,532,295.68	92.618
Withheld	61,177,455.42	7.382
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	766,078,246.56	92.442
Withheld	62,631,504.54	7.558
TOTAL	828,709,751.10	100.000
Abigail P. Johnson
Affirmative	765,060,384.36	92.319
Withheld	63,649,366.74	7.681
TOTAL	828,709,751.10	100.000
Edward C. Johnson 3d
Affirmative	764,319,910.03	92.230
Withheld	64,389,841.07	7.770
TOTAL	828,709,751.10	100.000
Donald J. Kirk
Affirmative	765,953,858.04	92.427
Withheld	62,755,893.06	7.573
TOTAL	828,709,751.10	100.000
Marie L. Knowles
Affirmative	767,230,609.26	92.581
Withheld	61,479,141.84	7.419
TOTAL	828,709,751.10	100.000
Ned C. Lautenbach
Affirmative	767,065,754.21	92.561
Withheld	61,643,996.89	7.439
TOTAL	828,709,751.10	100.000
Marvin L. Mann
Affirmative	765,939,293.51	92.426
Withheld	62,770,457.59	7.574
TOTAL	828,709,751.10	100.000
William O. McCoy
Affirmative	765,995,462.29	92.432
Withheld	62,714,288.81	7.568
TOTAL	828,709,751.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	767,275,847.55	92.587
Withheld	61,433,903.55	7.413
TOTAL	828,709,751.10	100.000
William S. Stavropoulos
Affirmative	766,682,881.97	92.515
Withheld	62,026,869.13	7.485
TOTAL	828,709,751.10	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated lines for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

OFF-USAN-0804
1.787787.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 16, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 16, 2004